UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Portfolio
BlackRock Large Cap Core Portfolio
BlackRock Money Market Portfolio
BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.0%
General Dynamics Corp.	56,000	$4,323,200
L-3 Communications Holdings, Inc.	41,000	3,756,830
Northrop Grumman Corp.	66,000	4,327,620
Raytheon Co.	73,000	4,169,760

		16,577,410

Beverages — 0.1%
The Coca-Cola Co.	11,000	605,000

Biotechnology — 1.0%
Amgen, Inc. (a)	89,000	5,318,640

Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	35,000	5,972,050

Chemicals — 0.3%
Albemarle Corp.	20,000	852,600
Celanese Corp., Series A	31,000	987,350

		1,839,950

Commercial Banks — 0.2%
Wells Fargo & Co.	44,000	1,369,280

Communications Equipment — 0.2%
Cisco Systems, Inc. (a)	45,000	1,171,350

Computers & Peripherals — 2.0%
Apple, Inc. (a)	12,000	2,819,160
Dell Inc. (a)	283,000	4,247,830
Hewlett-Packard Co.	9,000	478,350
Western Digital Corp. (a)	84,000	3,275,160

		10,820,500

Construction & Engineering — 0.9%
Fluor Corp.	78,000	3,627,780
URS Corp. (a)	32,000	1,587,520

		5,215,300

Consumer Finance — 0.2%
Capital One Financial Corp.	21,000	869,610

Containers & Packaging — 0.5%
Crown Holdings, Inc. (a)	55,000	1,482,800
Sonoco Products Co.	40,000	1,231,600

		2,714,400

Diversified Financial Services — 0.6%
Bank of America Corp.	104,000	1,856,400
JPMorgan Chase & Co.	35,000	1,566,250

		3,422,650

Diversified Telecommunication Services — 2.6%
AT&T Inc.	308,000	7,958,720

Common Stocks	Shares	Value

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	198,000	$6,141,960

		14,100,680

Electric Utilities — 0.1%
Edison International	20,000	683,400

Electrical Equipment — 0.8%
Emerson Electric Co.	83,000	4,178,220

Electronic Equipment, Instruments & Components — 0.6%
Ingram Micro, Inc., Class A (a)	181,000	3,176,550

Energy & Services — 3.6%
Atwood Oceanics, Inc. (a)	70,000	2,424,100
FMC Technologies, Inc. (a)	59,000	3,813,170
Nabors Industries Ltd. (a)	147,000	2,885,610
National Oilwell Varco, Inc.	100,000	4,058,000
Oceaneering International, Inc. (a)	36,000	2,285,640
Rowan Cos., Inc. (a)	49,000	1,426,390
Tidewater, Inc.	67,000	3,167,090

		20,060,000

Food & Staples Retailing — 0.6%
Safeway, Inc.	113,000	2,809,180
Wal-Mart Stores, Inc.	10,000	556,000

		3,365,180

Food Products — 0.7%
General Mills, Inc.	58,000	4,105,820

Gas Utilities — 0.2%
Atmos Energy Corp.	32,000	914,240

Health Care Providers & Services — 9.2%
Aetna, Inc.	122,000	4,283,420
AmerisourceBergen Corp.	128,000	3,701,760
Cardinal Health, Inc.	110,000	3,963,300
Community Health
Systems, Inc. (a)	94,000	3,471,420
Humana, Inc. (a)	79,000	3,694,830
LifePoint Hospitals, Inc. (a)	95,000	3,494,100
Lincare Holdings, Inc. (a)	81,000	3,635,280
McKesson Corp.	63,000	4,140,360
Medco Health Solutions, Inc. (a)	69,000	4,454,640
Omnicare, Inc.	118,000	3,338,220
Quest Diagnostics, Inc.	61,000	3,555,690
UnitedHealth Group, Inc.	142,000	4,639,140
WellPoint, Inc. (a)	71,000	4,570,980

		50,943,140

Household Durables — 0.8%
Garmin Ltd. (b)	22,000	846,560

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	LIBOR	London InterBank Offered Rate
GO	General Obligation Bonds	RB	Revenue Bonds
EUR	Euro	USD	US Dollar
GBP	British Pound

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Durables (concluded)
Whirlpool Corp.	39,000	$3,402,750

		4,249,310

Household Products — 0.5%
The Procter & Gamble Co.	40,000	2,530,800

IT Services — 3.5%
Cognizant Technology Solutions
Corp. (a)	77,000	3,925,460
Computer Sciences Corp. (a)	72,000	3,923,280
Hewitt Associates, Inc., Class A (a)	87,000	3,460,860
International Business Machines
Corp.	66,000	8,464,500

		19,774,100

Independent Power Producers & Energy Traders — 0.4%
The AES Corp. (a)	96,000	1,056,000
NRG Energy, Inc. (a)	63,000	1,316,700

		2,372,700

Industrial Conglomerates — 0.4%
General Electric Co.	128,000	2,329,600

Insurance — 1.4%
The Travelers Cos., Inc.	79,000	4,261,260
UnumProvident Corp.	151,000	3,740,270

		8,001,530

Internet Software & Services — 0.9%
Google, Inc., Class A (a)	2,000	1,134,020
VeriSign, Inc. (a)	140,000	3,641,400

		4,775,420

Machinery — 1.3%
Eaton Corp.	52,000	3,940,040
Lincoln Electric Holdings, Inc.	31,000	1,684,230
Valmont Industries, Inc.	22,000	1,822,260

		7,446,530

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold,
Inc., Class B	59,000	4,928,860
Reliance Steel & Aluminum Co.	40,000	1,969,200
Walter Industries, Inc.	40,000	3,690,800

		10,588,860

Multi-Utilities — 0.3%
Integrys Energy Group, Inc.	38,000	1,800,440

Multiline Retail — 2.9%
JCPenney Co., Inc.	112,000	3,603,040
Macy's, Inc.	181,000	3,940,370
Nordstrom, Inc.	92,000	3,758,200
Target Corp.	89,000	4,681,400

		15,983,010

Oil, Gas & Consumable Fuels — 6.1%
Chevron Corp.	37,000	2,805,710
ConocoPhillips	111,000	5,679,870
El Paso Corp.	261,000	2,829,240

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Exxon Mobil Corp.	99,000	$6,631,020
Marathon Oil Corp.	130,000	4,113,200
Peabody Energy Corp.	78,000	3,564,600
Williams Cos., Inc.	177,000	4,088,700
XTO Energy, Inc.	89,000	4,199,020

		33,911,360

Paper & Forest Products — 1.0%
International Paper Co.	158,000	3,888,380
MeadWestvaco Corp.	55,000	1,405,250

		5,293,630

Personal Products — 1.4%
The Estée Lauder Cos., Inc.,
Class A	60,000	3,892,200
Herbalife Ltd.	80,000	3,689,600

		7,581,800

Pharmaceuticals — 3.6%
Endo Pharmaceuticals Holdings,
Inc. (a)	144,000	3,411,360
Forest Laboratories, Inc. (a)	119,000	3,731,840
Johnson & Johnson	131,000	8,541,200
Pfizer, Inc.	55,000	943,250
Watson Pharmaceuticals, Inc. (a)	77,000	3,216,290

		19,843,940

Professional Services — 0.6%
Manpower, Inc.	62,000	3,541,440

Software — 2.7%
CA, Inc.	160,000	3,755,200
Compuware Corp. (a)	91,000	764,400
Microsoft Corp.	348,000	10,185,960

		14,705,560

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	84,000	3,521,280
The Gap, Inc.	177,000	4,090,470
Limited Brands, Inc.	149,000	3,668,380
Ross Stores, Inc.	74,000	3,956,780
TJX Cos., Inc.	98,000	4,166,960

		19,403,870

Tobacco — 1.3%
Lorillard, Inc.	50,000	3,762,000
Philip Morris International, Inc.	62,000	3,233,920

		6,995,920

Total Common Stocks – 63.0%		348,553,190

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Fixed Income Securities

Asset-Backed Securities		Par (000)	Value

ACE Securities Corp., Series 2005-
ASP1, Class M1, 0.93%,
9/25/35 (c)	USD	950	$218,025
Bank of America Auto Trust,
Series 2009-2A, Class A3, 2.13%,
9/15/13 (d)		1,570	1,593,680
Bear Stearns Asset-Backed Securities
Trust (c):
Series 2005-4, Class A, 0.58%,
1/25/36		92	90,405
Series 2005-HE10, Class A2,
0.54%, 11/25/35		55	54,855
Series 2005-SD1, Class 1A2,
0.55%, 7/25/27		236	227,625
Capital One Auto Finance Trust,
Series 2006-B, Class A4, 0.25%,
7/15/13 (c)		883	880,140
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1,
0.30%, 1/25/37 (c)		565	540,010
Chase Issuance Trust,
Series 2009-A7, Class A7, 0.68%,
9/17/12 (c)		1,885	1,887,812
Countrywide Asset-Backed
Certificates, Series 2004-13,
Class AF4, 4.58%, 1/25/33 (c)		534	517,716
Globaldrive BV, Series 2008-2,
Class A, 4.00%, 10/20/16	EUR	409	561,650
Irwin Home Equity Corp.,
Series 2005-C, Class 1A1, 0.51%,
4/25/30 (c)	USD	18	17,314
Lehman XS Trust, Series 2005-5N,
Class 3A2, 0.61%, 11/25/35 (c)		577	203,854
Long Beach Mortgage Loan Trust,
Series 2006-11, Class 2A1,
0.31%, 12/25/36 (c)		84	82,581
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.55%, 12/25/34 (c)		78	66,280
New Century Home Equity Loan
Trust, Series 2005-2, Class A2MZ,
0.51%, 6/25/35 (c)		231	211,149
RAAC, Series 2005-SP2, Class 2A,
0.55%, 6/25/44 (c)		755	407,105
SLM Student Loan Trust (c):
Series 2005-4, Class A2, 0.33%,
4/26/21		453	451,843
Series 2008-5, Class A2, 1.35%,
10/25/16		1,710	1,738,113
Series 2008-5, Class A3, 1.55%,
1/25/18		430	443,704
Series 2008-5, Class A4, 1.95%,
7/25/23		1,160	1,226,408
Soundview Home Equity Loan Trust,
Series 2005-OPT3, Class A4,
0.55%, 11/25/35 (c)		1,444	1,291,156

Asset-Backed Securities		Par (000)	Value

Structured Asset Investment Loan
Trust (c):
Series 2003-BC6, Class M1,
1.00%, 7/25/33	USD	1,203	$929,076
Series 2003-BC7, Class M1,
1.37%, 7/25/33		1,001	757,581
Series 2004-8, Class M4,
1.25%, 9/25/34		123	16,902
Structured Asset Securities Corp.,
Series 2004-23XS, Class 2A1,
0.55%, 1/25/35 (c)		265	163,899

Total Asset-Backed Securities – 2.6%			14,578,883

Corporate Bonds

Aerospace & Defense — 0.1%
L-3 Communications Corp.:
5.88%, 1/15/15		270	274,725
Series B, 6.38%, 10/15/15		12	12,315

			287,040

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%,
1/15/38		30	32,652

Airlines — 0.0%
American Airlines, Inc.,
Series 2003-1, 3.86%, 1/09/12		147	146,502

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		1,925	1,976,665
5.38%, 1/15/20		195	201,158
PepsiCo.,Inc., 4.50%, 1/15/20		200	202,263

			2,380,086

Building Products — 0.0%
Masco Corp., 7.13%, 8/15/13		140	149,581

Capital Markets — 0.8%
CDP Financial, Inc., 3.00%,
11/25/14 (d)		1,095	1,078,180
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		580	623,457
5.38%, 3/15/20		700	693,526
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17 (a)(e)		490	1,225
Morgan Stanley:
0.50%, 1/09/12 (c)		865	855,215
4.20%, 11/20/14		880	881,941
5.63%, 9/23/19		345	343,783

			4,477,327

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Chemicals — 0.1%
Huntsman International LLC:
7.88%, 11/15/14	USD	295	$297,950
7.38%, 1/01/15		85	84,362
NOVA Chemicals Corp.:
6.50%, 1/15/12		70	71,750
3.65%, 11/15/13 (c)		160	150,800

			604,862

Commercial Banks — 0.8%
Corporacion Andina de Fomento,
6.88%, 3/15/12		435	470,290
Dexia Credit Local, 2.00%,
3/05/13 (d)		640	635,853
Eksportfinans ASA:
1.88%, 4/02/13		1,705	1,698,403
3.00%, 11/17/14		835	838,207
5.50%, 5/25/16		575	633,313
Royal Bank of Scotland Group Plc,
2.63%, 5/11/12 (d)		175	178,669

			4,454,735

Communications Equipment — 0.1%
Cisco Systems, Inc., 4.45%, 1/15/20		676	672,253

Computers & Peripherals — 0.1%
Seagate Technology International,
10.00%, 5/01/14 (d)		400	453,000

Consumer Finance — 0.2%
SLM Corp. :
5.40%, 10/25/11		475	479,457
5.13%, 8/27/12		825	819,761

			1,299,218

Containers & Packaging — 0.1%
Ball Corp.:
7.13%, 9/01/16		155	164,688
7.38%, 9/01/19		155	163,331

			328,019

Diversified Financial Services — 0.8%
Bank of America Corp., 6.00%,
9/01/17		110	114,403
FCE Bank Plc:
7.88%, 2/15/11	GBP	300	464,900
7.13%, 1/15/13	EUR	50	69,221
General Electric Capital Corp.:
5.00%, 11/15/11	USD	1,450	1,530,420
0.40%, 4/10/12 (c)		590	581,455
5.50%, 1/08/20		250	255,066
JPMorgan Chase & Co., 0.90%,
2/26/13 (c)		345	346,755
JPMorgan Chase Bank NA:
6.00%, 7/05/17		570	607,579
Series BKNT, 6.00%, 10/01/17		530	565,066

			4,534,865

Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services — 0.6%
AT&T Inc., 6.50%, 9/01/37	USD	1,000	$1,036,939
GTE Corp., 6.84%, 4/15/18		250	276,048
New Communications Holdings, Inc.,
8.25%, 4/15/17 (d)(f)		200	203,500
Qwest Communications International,
Inc.:
7.50%, 2/15/14		70	71,225
Series B, 7.50%, 2/15/14		30	30,525
Qwest Corp.:
8.88%, 3/15/12		70	76,650
8.38%, 5/01/16		225	253,125
Telefonica Emisiones SAU, 4.95%,
1/15/15		625	659,968
Verizon Communications, Inc.,
8.75%, 11/01/18		700	878,157

			3,486,137

Electric Utilities — 0.1%
Florida Power & Light Co., 5.95%,
2/01/38		325	333,161
Florida Power Corp., 6.40%,
6/15/38		175	190,322

			523,483

Food Products — 0.2%
Kraft Foods, Inc.:
6.13%, 8/23/18		55	59,937
5.38%, 2/10/20		990	1,006,191
6.50%, 2/09/40		250	259,070

			1,325,198

Health Care Equipment & Supplies — 0.1%
CareFusion Corp., 6.38%, 8/01/19		350	382,744

Health Care Providers & Services — 0.1%
HCA, Inc., 7.25%, 9/15/20 (d)		520	527,150

Hotels Restaurants & Leisure — 0.1%
Wendy's International, Inc., 6.25%,
11/15/11		360	375,300

Household Durables — 0.5%
Centex Corp., 5.13%, 10/01/13		647	659,940
D.R. Horton, Inc.:
6.88%, 5/01/13		525	549,938
6.13%, 1/15/14		630	643,387
5.63%, 9/15/14		150	148,500
KB Home, 6.38%, 8/15/11		93	95,093
Lennar Corp., Series B, 5.60%,
5/31/15		240	228,000
Pulte Homes, Inc., 5.20%, 2/15/15		180	172,575
Ryland Group, Inc., 5.38%, 5/15/12		165	166,650
Toll Brothers Finance Corp., 4.95%,
3/15/14		150	151,899

			2,815,982

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

IT Services — 0.2%
First Data Corp.:
9.88%, 9/24/15	USD	380	$327,750
9.88%, 9/24/15		200	170,500
Sabre Holdings Corp., 8.35%,
3/15/16		680	646,000

			1,144,250

Independent Power Producers & Energy Traders — 0.1%
TXU Corp., 5.55%, 11/15/14		800	584,000
Texas Competitive Electric Holdings
Co LLC, Series B, 10.25%,
11/01/15		119	82,705

			666,705

Insurance — 0.9%
Hartford Life Global Funding Trusts,
0.44%, 6/16/14 (c)		1,050	974,548
Metropolitan Life Global Funding I (d):
2.88%, 9/17/12		675	686,136
2.50%, 1/11/13		1,440	1,441,135
5.13%, 4/10/13		925	993,077
5.13%, 6/10/14		375	397,195
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (d)		280	303,725

			4,795,816

Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%,
3/01/20		260	266,207

Media — 0.8%
Clear Channel Worldwide
Holdings, Inc. (d):
9.25%, 12/15/17		111	115,301
9.25%, 12/15/17		443	462,935
Comcast Cable Communications
Holdings, Inc., 9.46%, 11/15/22		100	133,617
Comcast Corp.:
6.45%, 3/15/37		460	468,448
6.95%, 8/15/37		90	97,364
6.40%, 3/01/40		250	254,108
Cox Communications, Inc.:
7.13%, 10/01/12		365	407,946
8.38%, 3/01/39 (d)		375	469,013
News America, Inc.:
6.40%, 12/15/35		470	479,941
6.75%, 1/09/38		830	870,472
Time Warner Cable, Inc., 5.85%,
5/01/17		310	331,933
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		150	183,066

			4,274,144

Metals & Mining — 0.1%
Teck Resources Ltd., 10.75%,
5/15/19		455	557,375

Corporate Bonds	Par (000)	Value

Multi-Utilities — 0.0%
Xcel Energy, Inc., 6.50%, 7/01/36 USD	215	$227,120

Oil, Gas & Consumable Fuels — 1.3%
BP Capital Markets Plc, 3.13%,
3/10/12	765	792,470
Canadian Natural Resources Ltd.,
6.50%, 2/15/37	370	392,597
Cenovus Energy, Inc., 6.75%,
11/15/39 (d)	325	352,484
ConocoPhillips, 4.60%, 1/15/15	1,010	1,083,212
Enterprise Products Operating LLC,
6.13%, 10/15/39	250	245,807
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37	500	492,227
Motiva Enterprises LLC, 5.20%,
9/15/12 (d)	215	223,101
Nexen, Inc., 6.40%, 5/15/37	450	453,611
Petrobras International Finance Co.:
5.88%, 3/01/18	40	41,774
5.75%, 1/20/20	965	988,634
Rockies Express Pipeline LLC,
3.90%, 4/15/15 (d)	410	404,364
Shell International Finance B.V.,
4.00%, 3/21/14	875	920,787
Valero Energy Corp., 6.63%,
6/15/37	450	427,975
XTO Energy, Inc., 6.75%, 8/01/37	155	181,474

		7,000,517

Paper & Forest Products — 0.1%
International Paper Co. , 7.30%,
11/15/39	350	374,029

Pharmaceuticals — 1.0%
Eli Lilly & Co.:
3.55%, 3/06/12	365	380,836
7.13%, 6/01/25	10	11,862
GlaxoSmithKline Capital, Inc., 4.85%,
5/15/13	500	541,951
Merck & Co., Inc., 4.00%, 6/30/15	830	869,303
Novartis Capital Corp., 2.90%,
4/24/15	850	844,066
Pfizer, Inc., 5.35%, 3/15/15	1,240	1,366,300
Roche Holdings, Inc. (d):
2.26%, 2/25/11 (c)	180	183,267
5.00%, 3/01/14	775	837,100
Wyeth, 6.00%, 2/15/36	250	264,262

		5,298,947

Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., 5.65%, 9/15/11	160	146,000

Road & Rail — 0.0%
The Hertz Corp., 8.88%, 1/01/14	80	82,200

Software — 0.1%
Oracle Corp., 5.75%, 4/15/18	340	372,915

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Thrifts & Mortgage Finance — 0.1%
Achmea Hypotheekbank NV, 3.20%,
11/03/14 (d)	USD	735	$744,373

Tobacco — 0.1%
Philip Morris International, Inc.,
4.50%, 3/26/20		670	653,690

Wireless Telecommunication Services — 0.8%
CellCo Partnership:
3.75%, 5/20/11		1,815	1,871,497
8.50%, 11/15/18		300	374,298
Crown Castle Towers LLC, 6.11%,
1/15/40 (d)		805	842,062
Vodafone Group Plc, 4.15%,
6/10/14		1,065	1,105,923

			4,193,780

Total Corporate Bonds – 10.9%			60,054,202

Foreign Agency Obligations

Japan Finance Corp., 2.00%,
6/24/11		520	525,170
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		70	74,510
Series E, 5.25%, 7/02/12		235	254,467
Series E, 4.38%, 1/15/13		150	160,808
Series E, 4.00%, 2/02/15		135	141,962
Mexico Government International
Bond, 6.38%, 1/16/13		157	174,270
Province of Ontario, Canada:
4.10%, 6/16/14		740	790,535
Series 1, 1.88%, 11/19/12		665	669,828
United Mexican States, Series A,
5.13%, 1/15/20		300	303,000

Total Foreign Agency Obligations – 0.6%			3,094,550

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.4%
Countrywide Alternative Loan Trust,
Series 2006-0A21, Class A1,
0.43%, 3/20/47 (c)		631	337,495
Countrywide Home Loan Mortgage
Pass-Through Trust:
Series 2003-56, Class 4A1,
4.89%, 12/25/33 (c)		1,328	1,281,951
Series 2006-0A5, Class 2A1,
0.45%, 4/25/46 (c)		263	132,165
Series 2006-0A5, Class 3A1,
0.45%, 4/25/46 (c)		476	260,099

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations
(concluded)
Countrywide Home Loan Mortgage Pass-
Through Trust (concluded):
Series 2007-J3, Class A10,
6.00%, 7/25/37	USD	1,226	$910,031
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.49%, 8/25/35 (c)		230	202,950
Impac Secured Assets CMN Owner
Trust, Series 2004-3, Class 1A4,
0.65%, 11/25/34 (c)		140	125,044
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		107	98,109
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		106	100,767
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.47%, 2/25/46 (c)		363	144,074
Station Place Securitization Trust,
Series 2009-1, Class A, 1.75%,
1/25/40 (c)(d)		900	897,750
Structured Adjustable Rate Mortgage
Loan Trust, Series 2007-3, Class
2A1, 5.64%, 4/25/37 (c)		1,698	1,147,124
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A, 0.53%,
4/25/35 (c)		85	74,133
WaMu Mortgage Pass-Through
Certificates, Series 2006-AR18,
Class 1A1, 5.27%, 1/25/37 (c)		940	697,556
Wells Fargo Mortgage-Backed Securities
Trust (c):
Series 2005-AR15, Class 2A1,
5.10%, 9/25/35		2,191	2,039,998
Series 2006-AR2, Class 2A5,
4.99%, 3/25/36		1,866	1,545,712
Series 2006-AR12, Class 2A1,
6.07%, 9/25/36		417	351,792
Series 2006-AR15, Class A1,
5.57%, 10/25/36		1,795	1,536,767
Series 2006-AR18, Class 2A1,
5.68%, 11/25/36		1,653	1,301,172

			13,184,689

Commercial Mortgage-Backed Securities — 3.8%
Bank of America Commercial
Mortgage, Inc., Series 2003-2,
Class A3, 4.87%, 3/11/41 (c)		1,890	1,978,774
CS First Boston Mortgage Securities
Corp., Series 2002-CP5, Class A1,
4.11%, 12/15/35		578	592,842
Citigroup Commercial Mortgage Trust:
Series 2006-C5, Class A4,
5.43%, 10/15/49		185	185,825
Series 2008-C7, Class A4,
6.10%, 12/10/49 (c)		930	937,137

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Commercial Mortgage Pass-Through
Certificates, Series 2004-LB3A,
Class A3, 5.09%, 7/10/37 (c)	USD	620	$639,039
GMAC Commercial Mortgage
Securities, Inc., Series 2004-C3,
Class AAB, 4.70%, 12/10/41		2,230	2,232,468
Greenwich Capital Commercial Funding
Corp. Series 2004-GG1:
Class A4, 4.76%, 6/10/36		1,350	1,370,207
Class A5, 4.88%, 6/10/36		1,840	1,896,183
JPMorgan Chase Commercial Mortgage
Securities Corp. :
Series 2001-CIB2, Class A3,
6.43%, 4/15/35		1,845	1,918,546
Series 2004-CB8, Class A1A,
4.16%, 1/12/39 (d)		604	597,613
Series 2006-LDP8, Class A4,
5.40%, 5/15/45		190	189,766
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A,
4.48%, 10/15/29		1,421	1,435,363
Series 2007-C1, Class A4,
5.42%, 2/15/40		745	721,665
Series 2007-C2, Class A3,
5.43%, 2/15/40		1,225	1,178,859
Morgan Stanley Capital I:
Series 2003-IQ4, Class A2,
4.07%, 5/15/40		1,510	1,549,202
Series 2006-IQ12, Class A4,
5.33%, 12/15/43		740	744,287
Wachovia Bank Commercial Mortgage
Trust:
Series 2005-C20, Class A6A,
5.11%, 7/15/42 (c)		1,675	1,732,791
Series 2005-C21, Class A3,
5.21%, 10/15/44 (c)		590	597,687
Series 2006-C28, Class A4,
5.57%, 10/15/48		680	668,696

			21,166,950

Total Non-Agency Mortgage- Backed Securities – 6.2%			34,351,639

Taxable Municipal Bonds		Par (000)	Value

The Board of Trustees of The Leland
Stanford Junior University, 4.25%,
5/01/16	USD	275	$284,058
Chicago Metropolitan Water
Reclamation District-Greater
Chicago Illinois, GO, Build America
Bonds, 5.72%, 12/01/38		280	282,671
Dallas Area Rapid Transit, RB, Build
America Bonds, 6.00%, 12/01/44		150	160,310
Metropolitan Transportation
Authority, RB, Build America
Bonds, 7.34%, 11/15/39		395	457,667
New York State Dormitory Authority,
RB, Build America Bonds, 5.63%,
3/15/39		300	294,681
Port Authority of New York & New
Jersey, RB, Consolidated, 159th
Series, 6.04%, 12/01/29		230	237,498
State of California, GO:
Build America Bonds, 7.30%,
10/01/39		410	411,381
Various Purpose, Series 3, 5.45%,
4/01/15		1,450	1,488,280
State of Texas, GO, Build America

Bonds, 5.52%, 4/01/39		745	740,411

Total Taxable Municipal Bonds – 0.8%			4,356,957

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.9%
Fannie Mae:
5.25%, 8/01/12 (g)		1,050	1,130,535
2.63%, 11/20/14 (h)		1,155	1,155,074
Federal Home Loan Bank of Chicago,
5.63%, 6/13/16		450	472,633
Freddie Mac:
1.13%, 12/15/11 (g)(h)		3,045	3,051,955
1.75%, 6/15/12 (g)		700	706,761
5.50%, 8/23/17		2,575	2,876,707
Tennessee Valley Authority, 5.25%,
9/15/39		975	964,156

			10,357,821

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Collateralized Mortgage Obligations — 0.2%
Freddie Mac Mortgage-Backed
Securities:
Series 3068, Class VA, 5.50%,
10/15/16	USD	686	$724,905
Series 3162, Class OA, 6.00%,
10/15/26		333	339,928

			1,064,833

Federal Deposit Insurance Corporation Guaranteed — 1.5%
Citibank NA, 1.75%, 12/28/12		1,265	1,268,596
Citigroup Funding, Inc.:
2.13%, 7/12/12		840	855,063
1.88%, 10/22/12		1,600	1,612,765
General Electric Capital Corp. :
2.00%, 9/28/12		1,000	1,013,613
2.13%, 12/21/12		2,205	2,233,848
2.63%, 12/28/12		1,400	1,437,671

			8,421,556

Interest Only Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed
Securities:
Series 2007-9, Class BI, 6.35%,
3/20/37		1,626	169,847
Series 2009-16, Class SL,
7.10%, 1/20/37		1,965	238,559
Series 2009-26, Class SC,
5.95%, 1/16/38		1,431	168,177
Series 2009-47, Class KS,
5.82%, 6/16/39		4,544	407,289

			983,872

Interest Only Mortgaged-Backed Securities — 0.2%
Fannie Mae Mortgage-Backed
Securities, 4.83%, 8/01/38 (c)		1,078	1,132,040

Mortgaged-Backed Securities — 35.3%
Fannie Mae Mortgage-Backed
Securities (i):
4.00%, 4/01/25 - 4/15/40		4,900	4,894,469
4.50%, 4/01/39 - 5/15/40		53,804	53,890,837
5.00%, 4/15/25 - 4/15/40		32,472	33,584,038
5.50%, 4/15/25 - 6/15/40 (g)		45,505	47,911,416
6.00%, 12/01/13 - 6/15/40		27,875	29,718,516
6.50%, 4/15/40		5,600	6,069,000
Freddie Mac Mortgage-Backed
Securities (i):
5.50%, 12/01/13 - 4/15/40		1,733	1,835,152
6.00%, 1/01/34 - 4/15/40		14,343	15,402,419
Ginnie Mae Mortgage-Backed
Securities:
5.00%, 4/21/40 (i)		1,900	1,972,437

U.S. Government Sponsored Agency Securities		Par (000)	Value

Mortgaged-Backed Securities
(concluded)
Ginnie Mae Mortgage-Backed Securities
(concluded):
7.50%, 3/15/32	USD	11	$12,911

			195,291,195

Total U.S. Government Sponsored
Agency Securities – 39.3%			217,251,317

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20 (j)		750	1,060,078
8.13%, 8/15/21 (h)		490	672,372
8.00%, 11/15/21 (h)		2,650	3,610,625
U.S. Treasury Notes:
8.88%, 8/15/17		4,450	6,079,117
3.63%, 2/15/20 (h)		22,640	22,254,418
8.75%, 5/15/20		1,250	1,761,719
8.13%, 5/15/21 (h)		3,050	4,177,070
3.50%, 2/15/39		3,965	3,208,553

Total U.S. Treasury Obligations – 7.7%			42,823,952

Total Fixed Income Securities – 68.0%			376,511,500

Preferred Securities

Capital Trusts

Capital Markets — 0.1%
Credit Suisse Guernsey Ltd.,
5.86% (c)(k)		424	397,500
Goldman Sachs Capital II,
5.79% (c)(k)		415	351,713
Lehman Brothers Holdings Capital
Trust VII, 5.86% (a)(e)(k)		130	325

			749,538

Commercial Banks — 0.1%
Barclays Bank Plc, 5.93% (c)(d)(k)		325	286,000

Diversified Financial Services — 0.1%
JPMorgan Chase & Co., 7.90% (c)(k)		795	847,549

Insurance — 0.4%
Chubb Corp., 6.38%, 3/29/67 (c)		475	477,969
Lincoln National Corp., 7.00%,
5/17/66 (c)		315	286,650
MetLife, Inc., 6.40%, 12/15/66		220	196,900
Progressive Corp., 6.70%,
6/15/67 (c)		460	451,659
Reinsurance Group of America,
6.75%, 12/15/65 (c)		320	294,016

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Insurance (concluded)
The Travelers Cos., Inc., 6.25%,
3/15/67 (c)	USD	460	$452,803

			2,159,997

Total Preferred Securities – 0.7%			4,043,084

Total Long-Term Investments
(Cost – $674,615,587) – 131.7%			729,107,774

Short-Term Securities

Borrowed Bond Agreement – 1.1%
Barclays Capital Inc., 0.14%,
6/30/10		6,085	6,085,375

		Shares

Money Market Fund – 1.4%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.11% (l)(m)		7,096,631	7,096,631

		Beneficial Interest (000)

BlackRock Liquidity Series, LLC
Money Market Series,
0.22% (l)(m)(n)	USD	780	780,000

Total Short-Term Securities
(Cost – $13,962,006) – 2.5%			13,962,006

Options Purchased		Contracts

Exchange-Traded Call Options Purchased — 0.0%
10-Year US Treasury Bond, Strike
Price USD 118, Expires 4/23/10		35	4,922
10-Year US Treasury Bond, Strike
Price USD 119, Expires 4/23/10		60	2,812

			7,734

Exchange-Traded Put Options Purchased — 0.0%
Euro-Dollar Future, Strike Price USD
98.75, Expires 9/13/10		130	5,687

Over-the-Counter Call Swaptions Purchased — 0.1%
Receive a fixed rate of 3.40% and
pay a floating rate based on
3-month LIBOR, Expires 4/17/10,
Broker Deutsche Bank AG		4 (o)	84

Options Purchased	Contracts (o)	Value

Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 1.12% and
pay a floating rate based on
3-month LIBOR, Expires 4/26/10,
Broker Morgan Stanley Capital
Services, Inc.	13	$6,375
Receive a fixed rate of 4.25% and
pay a floating rate based on
3-month LIBOR, Expires 5/14/10,
Broker Royal Bank of Scotland Plc	3	13,968
Receive a fixed rate of 1.20% and
pay a floating rate based on
3-month LIBOR, Expires 9/02/10,
Broker Citibank NA	15	50,009
Receive a fixed rate of 1.15% and
pay a floating rate based on
3-month LIBOR, Expires 9/03/10,
Broker Deutsche Bank AG	15	44,607
Receive a fixed rate of 3.90% and
pay a floating rate based on
3-month LIBOR, Expires
11/16/10, Broker Goldman Sachs
Bank USA	6	106,788
Receive a fixed rate of 2.91% and
pay a floating rate based on
3-month LIBOR, Expires 1/31/11,
Broker JPMorgan Chase Bank NA	9	132,114
Receive a fixed rate of 4.19% and
pay a floating rate based on
3-month LIBOR, Expires 3/04/11,
Broker Deutsche Bank AG	3	84,326
Receive a fixed rate of 4.38% and
pay a floating rate based on
3-month LIBOR, Expires
10/24/11, Broker Citibank NA	2	56,752

		495,023

Over-the-Counter Put Swaptions Purchased — 0.4%
Pay a fixed rate of 3.40% and
receive a floating rate based on
3-month LIBOR, Expires 4/17/10,
Broker Deutsche Bank AG	4	175,954
Receive a fixed rate of 5.25% and
pay a floating rate based on
3-month LIBOR, Expires 5/07/10,
Broker JPMorgan Chase Bank NA	24	48
Pay a fixed rate of 1.92% and
receive a floating rate based on
3-month LIBOR, Expires 9/02/10,
Broker Morgan Stanley Capital
Services, Inc.	15	6,246
Pay a fixed rate of 1.95% and
receive a floating rate based on
3-month LIBOR, Expires 9/18/10,
Broker Citibank NA	15	6,098

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Contracts (o)	Value

Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 3.90% and
receive a floating rate based on
3-month LIBOR, Expires
11/16/10, Broker Goldman Sachs
Bank USA	6	$231,360
Pay a fixed rate of 2.91% and
receive a floating rate based on
3-month LIBOR, Expires 1/31/11,
Broker JPMorgan Chase Bank NA	9	86,696
Pay a fixed rate of 4.19% and
receive a floating rate based on
3-month LIBOR, Expires 3/04/11,
Broker Deutsche Bank AG	3	112,848
Pay a fixed rate of 4.38% and
receive a floating rate based on
3-month LIBOR, Expires
10/24/11, Broker Citibank NA	2	83,501
Pay a fixed rate of 5.04% and
receive a floating rate based on
3-month LIBOR, Expires
10/15/12, Broker JPMorgan
Chase Bank NA	16	761,654
Pay a fixed rate of 5.17% and
receive a floating rate based on
3-month LIBOR, Expires
10/23/12, Broker JPMorgan
Chase Bank NA	15	697,589
Pay a fixed rate of 5.09% and
receive a floating rate based on
3-month LIBOR, Expires
10/29/12, Broker Credit Suisse
International	3	119,500
Pay a fixed rate of 4.71% and
receive a floating rate based on
3-month LIBOR, Expires
11/16/13, Broker JPMorgan
Chase Bank NA	3	105,213

		2,386,707

Total Options Purchased
(Cost – $3,990,191) – 0.5%		2,895,151

Total Investments Before Borrowed
Bonds, TBA Sale Commitments and
Outstanding Options Written
(Cost – $692,567,784*) – 134.8%		745,964,931

Borrowed Bonds		Par (000)	Value

U.S. Treasury Note, 8.88%, 8/15/17	USD	4,450	$(6,079,117)

Total Borrowed Bonds
(Proceeds – $6,079,813) – (1.0)%			(6,079,117)

TBA Sale Commitments (i)

Fannie Mae Mortgage-Backed
Securities :
4.50%, 4/01/39 – 5/15/40		25,100	(25,154,919)
5.00%, 4/15/25 – 4/15/40		19,500	(20,136,272)
5.50%, 4/15/25 – 6/15/40		25,900	(27,296,165)
6.00%, 12/01/13 – 6/15/40		18,600	(19,785,790)
6.50%, 4/15/40		1,500	(1,625,625)
Freddie Mac Mortgage-Backed
Securities :
5.50%, 12/01/13 – 4/15/40		1,000	(1,055,938)
6.00%, 1/01/34 – 4/15/40		13,500	(14,485,082)

Total TBA Sale Commitments
(Proceeds – $109,510,754) – (19.8)%			(109,539,791)

Options Written		Contracts

Exchange-Traded Put Options Written — (0.0)%
Euro-Dollar Future, Strike Price USD
98.25, Expires 9/13/10		130	(2,437)

Over-the-Counter Call Swaptions Written — (0.3)%
Pay a fixed rate of 3.85% and
receive a floating rate based on
3-month LIBOR, Expires 4/16/10,
Broker Citibank NA		5 (o)	(35,640)
Pay a fixed rate of 3.60% and
receive a floating rate based on
3-month LIBOR, Expires 4/19/10,
Broker Goldman Sachs Bank USA		2 (o)	(2,914)
Pay a fixed rate of 3.60% and
receive a floating rate based on
3-month LIBOR, Expires 5/07/10,
Broker JPMorgan Chase Bank NA		2 (o)	(4,469)
Pay a fixed rate of 3.80% and
receive a floating rate based on
3-month LIBOR, Expires 5/15/10,
Broker Morgan Stanley Capital
Services, Inc.		7 (o)	(59,273)

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Written	Contracts (o)	Value

Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.60% and
receive a floating rate based on
3-month LIBOR, Expires 5/24/10,
Broker Morgan Stanley Capital
Services, Inc.	2	$(7,142)
Pay a fixed rate of 3.60% and
receive a floating rate based on
3-month LIBOR, Expires 5/24/10,
Broker Morgan Stanley Capital
Services, Inc.	3	(11,784)
Pay a fixed rate of 4.80% and
receive a floating rate based on
3-month LIBOR, Expires 6/11/10,
Broker Citibank NA	3	(240,954)
Pay a fixed rate of 4.12% and
receive a floating rate based on
3-month LIBOR, Expires 8/21/10,
Broker Goldman Sachs Bank USA	2	(47,313)
Pay a fixed rate of 4.12% and
receive a floating rate based on
3-month LIBOR, Expires 8/21/10,
Broker Morgan Stanley Capital
Services, Inc.	2	(44,324)
Pay a fixed rate of 4.13% and
receive a floating rate based on
3-month LIBOR, Expires 9/10/10,
Broker Morgan Stanley Capital
Services, Inc.	11	(300,892)
Pay a fixed rate of 5.40% and
receive a floating rate based on
3-month LIBOR, Expires
12/18/10, Broker UBS AG	3	(378,720)
Pay a fixed rate of 4.90% and
receive a floating rate based on
3-month LIBOR, Expires 3/04/13,
Broker Deutsche Bank AG	3	(147,694)
Pay a fixed rate of 4.92% and
receive a floating rate based on
3-month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG	4	(207,412)
Pay a fixed rate of 4.89% and
receive a floating rate based on
3-month LIBOR, Expires 12/03/14,
Broker Deutsche Bank AG	2	(77,093)

		(1,565,624)

Over-the-Counter Put Swaptions Written — (0.3)%
Receive a fixed rate of 3.85% and
pay a floating rate based on
3-month LIBOR, Expires 4/16/10,
Broker Citibank NA	5	(31,685)
Receive a fixed rate of 3.90% and
pay a floating rate based on
3-month LIBOR, Expires 4/19/10,
Broker Goldman Sachs Bank USA	2	(12,019)

Options Written	Contracts (o)	Value

Over-the-Counter Put Swaptions Written (continued)
Receive a fixed rate of 4.10% and
pay a floating rate based on
3-month LIBOR, Expires 5/07/10,
Broker JPMorgan Chase Bank NA	2	$(6,653)
Receive a fixed rate of 4.50% and
pay a floating rate based on
3-month LIBOR, Expires 5/15/10,
Broker Morgan Stanley Capital
Services, Inc.	7	(8,678)
Receive a fixed rate of 4.10% and
pay a floating rate based on
3-month LIBOR, Expires 5/24/10,
Broker Morgan Stanley Capital
Services, Inc.	2	(12,176)
Receive a fixed rate of 4.10% and
pay a floating rate based on
3-month LIBOR, Expires 5/24/10,
Broker Morgan Stanley Capital
Services, Inc.	3	(20,090)
Receive a fixed rate of 4.80% and
pay a floating rate based on
3-month LIBOR, Expires 6/11/10,
Broker Citibank NA	3	(2,214)
Receive a fixed rate of 4.12% and
pay a floating rate based on
3-month LIBOR, Expires 8/21/10,
Broker Goldman Sachs Bank USA	2	(33,143)
Receive a fixed rate of 4.12% and
pay a floating rate based on
3-month LIBOR, Expires 8/21/10,
Broker Morgan Stanley Capital
Services, Inc.	2	(31,836)
Receive a fixed rate of 4.13% and
pay a floating rate based on
3-month LIBOR, Expires 9/18/10,
Broker Morgan Stanley Capital
Services, Inc.	11	(232,161)
Receive a fixed rate of 5.40% and
pay a floating rate based on
3-month LIBOR, Expires
12/18/10, Broker UBS AG	3	(17,370)
Receive a fixed rate of 6.04% and
pay a floating rate based on
3-month LIBOR, Expires
10/15/12, Broker JPMorgan
Chase Bank NA	16	(378,758)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Written	Contracts (o)	Value

Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 6.17% and
pay a floating rate based on
3-month LIBOR, Expires
10/23/12, Broker JPMorgan
Chase Bank NA	15	$(347,008)
Receive a fixed rate of 6.09% and
pay a floating rate based on
3-month LIBOR, Expires
10/29/12, Broker Credit Suisse
International	3	(59,638)
Receive a fixed rate of 4.90% and
pay a floating rate based on
3-month LIBOR, Expires 3/04/13,
Broker Deutsche Bank AG	3	(173,916)
Receive a fixed rate of 4.92% and
pay a floating rate based on
3-month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG	4	(236,292)
Receive a fixed rate of 4.89% and
pay a floating rate based on
3-month LIBOR, Expires
12/03/14, Broker Deutsche Bank
AG	2	(121,786)

		(1,725,423)

Total Options Written
(Premiums Received – $5,294,755) – (0.6)%		(3,293,484)

Total Investments, Net of Borrowed Bonds,
TBA Sale Commitments and Outstanding Options

Written – 113.4%		627,052,539

Liabilities in Excess of Other Assets – (13.4)%		(74,043,080)

Net Assets – 100.0%		$553,009,459

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$699,412,854

Gross unrealized appreciation	$60,670,536
Gross unrealized depreciation	(14,118,459)

Net unrealized appreciation	$46,552,077

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

	Market	Unrealized Appreciation
Counterparty	Value

JPMorgan Securities	$203,500	$3,500

(g) All or a portion of security has been pledged as collateral in connection with swaps.
(h) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(i) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized Appreciation (Depreciation)
	Market
Counterparty	Value

BNP Paribas	$6,262,940	$(35,313)
Banc of America Securities	$403,216	3,902
Barclays Capital	$16,101,878	(50,700)
Citigroup Global Markets Inc.	$12,738,610	(30,862)
Credit Suisse Securities (USA) LLC	$4,964,411	(89,753)
Deutsche Bank Securities, Inc.	$1,575,392	(27,527)
Goldman Sachs & Co.	$1,941,385	(7,488)
Greenwich Financial Services	$(4,110,233)	(12,593)
JPMorgan Securities, Ltd.	$20,991,472	(71,500)
Morgan Stanley & Co., Inc.	$(13,371,811)	(84,783)
Wells Fargo Bank, NA	$1,898,438	(3,937)

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	$7,096,631	$876
BlackRock Liquidity Series, LLC
Money Market Series	$(6,977,000)	$596

(m)	Represents the current yield as of report date.
(n)	Security was purchased with the cash collateral from loaned securities.
(o)	One contract represents a notional amount of $1 million.

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

Counter-	Interest	Trade	Maturity	Net Closing	Face
party	Rate	Date	Date	Amount	Amount

Barclays Capital, Inc.	(0.12)%	3/30/10	4/01/10	$13,435,355	$13,435,400
Credit Suisse International	0.19%	1/26/10	6/30/10	6,315,539	6,313,437
Credit Suisse International	0.19%	3/04/10	6/30/10	3,564,320	3,563,813
Credit Suisse International	0.19%	3/11/10	TBD	1,133,080	1,132,954
Credit Suisse International	0.19%	3/16/10	TBD	2,363,309	2,363,047
Credit Suisse International	0.20%	3/16/10	TBD	4,278,005	4,277,625

Total				$31,089,608	$31,086,276

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

63	5-Year U.S. Treasury Bond	June 2010	$7,230,420	$4,736
66	30-Year U.S. Treasury Bond	June 2010	$7,688,128	(23,878)

Total				$(19,142)

•	Financial futures contracts sold as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Notional Value	Appreciation
Contracts	Issue	Date		(Depreciation)

206	2-Year U.S.	June 2010	$44,699,150	$6,806
	Treasury
	Bond
108	10-Year U.S.	June 2010	$12,521,984	(33,016)
	Treasury
	Bond
28	30-Year U.S.	June 2010	$3,376,130	17,005
	Treasury
	Bond
6	Euro Dollar	June 2010	$1,494,258	(192)
	Future
6	Euro Dollar	September	$1,491,882	(93)
	Future	2010
6	Euro Dollar	December	$1,487,757	207
	Future	2010

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

7	Euro Dollar	March 2011	$1,729,479	$129
	Future
5	Euro Dollar	June 2011	$1,230,760	197
	Future
5	Euro Dollar	September	$1,226,135	135
	Future	2011
5	Euro Dollar	December	$1,221,810	247
	Future	2011
5	Euro Dollar	March 2012	$1,218,085	397
	Future

Total				$(8,178)

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

					Unrealized
Currency		Currency	Counter-	Settlement	Appreciation
Purchased		Sold	party	Date	(Depreciation)

CAD	2,233,630 USD	2,110,852	Citibank	4/21/10	$88,347
			NA
USD	31,309 CAD	33,130	Citibank	4/21/10	(1,310)
			NA
USD	2,103,594 CAD	2,200,500	Goldman	4/21/10	(62,986)
			Sachs
			Bank USA
USD	509,987 GBP	315,000	Morgan	4/21/10	32,036
			Stanley
			Capital
			Services,
			Inc.
USD	589,690 EUR	436,000	Citibank	5/26/10	780
			NA

Total					$56,867

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

					Notional	Unrealized
Fixed	Floating				Amount	Appreciation
Rate	Rate	Counterparty	Expiration		(000)	(Depreciation)

1.10% (a)	3-month LIBOR	Goldman Sachs	March 2012	USD	10,500	$(9,630)
		International
1.14% (b)	3-month LIBOR	Credit Suisse	March 2012	USD	23,600	3,633
		International
1.16% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2012	USD	14,300	4,355
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December	USD	2,490	(41,863)
			2012
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November	USD	1,175	(11,010)
			2014
2.61% (a)	3-month LIBOR	Citibank NA	December	USD	4,000	1,437
			2014
2.69% (a)	3-month LIBOR	Morgan Stanley Capital	February 2015	USD	8,000	5,449
		Services, Inc.
2.75% (b)	3-month LIBOR	Morgan Stanley Capital	March 2015	USD	6,000	(10,758)
		Services, Inc.
2.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	4,000	-

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

					Notional	Unrealized
Fixed	Floating				Amount	Appreciation
Rate	Rate	Counterparty	Expiration		(000)	(Depreciation)

2.73% (b)	3-month LIBOR	Morgan Stanley Capital	April 2015	USD	3,900	$(2,489)
		Services, Inc.
3.70% (a)	3-month LIBOR	Credit Suisse	December	USD	3,600	(22,156)
		International	2019
3.89% (a)	3-month LIBOR	Credit Suisse	January 2020	USD	2,700	24,704
		International
3.93% (a)	3-month LIBOR	BNP Paribas	January 2020	USD	1,300	16,588
3.75% (a)	3-month LIBOR	Citibank NA	February 2020 USD		2,600	(9,201)
3.75% (a)	3-month LIBOR	Royal Bank of Scotland	February 2020 USD		4,000	(15,317)
		Plc
3.79% (a)	3-month LIBOR	BNP Paribas	February 2020 USD		2,500	1,661
3.31% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	1,900	8,174
3.33% (a)	3-month LIBOR	Citibank NA	March 2020	USD	2,200	18,406
3.40% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	2,000	27,986
3.64% (b)	3-month LIBOR	Royal Bank of Scotland	March 2020	USD	4,200	57,308
		Plc
3.68% (a)	3-month LIBOR	BNP Paribas	March 2020	USD	3,100	(29,894)
3.68% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	1,200	12,431
3.70% (b)	3-month LIBOR	Morgan Stanley Capital	March 2020	USD	2,600	22,517
		Services, Inc.
3.71% (b)	3-month LIBOR	Morgan Stanley Capital	March 2020	USD	2,800	22,344
		Services, Inc.
3.75% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	3,000	15,659
3.77% (a)	3-month LIBOR	Citibank NA	March 2020	USD	2,700	(7,806)
3.83% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	1,100	(1,906)
4.24% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	775	(23,836)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	2,560	(108,558)
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	700	17,049

Total						$(34,723)

(a) Pays floating interest rate and receives fixed rate.
(b) Pays fixed interest rate and receives floating rate.
(c) Pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2010 were as follows:

						Unrealized
	Pay			Notional		Appreciation
Issuer	Rate	Counterparty	Expiration	Amount (000)		(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	260	$(12,124)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	665	(2,019)
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	665	(909)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital	June 2011	USD	695	(4,744)
		Services, Inc.
iStar Financial, Inc.	5.00%	Morgan Stanley Capital	September 2011	USD	160	(15,809)
		Services, Inc.
Wendy's International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	360	(10,538)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	30	(812)
Macy's, Inc.	7.50%	Morgan Stanley Capital	June 2012	USD	245	(33,953)
		Services, Inc.
Macy's, Inc.	8.00%	Morgan Stanley Capital	June 2012	USD	85	(12,709)
		Services, Inc.
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	40	(827)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	165	(12,025)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	525	(57,553)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

				Notional		Unrealized
	Pay			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		Depreciation
Eastman Chemical Co.	0.68%	Morgan Stanley Capital	September 2013	USD	690	$(3,756)
		Services, Inc.
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	140	(11,472)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	560	(69,301)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	325	(40,568)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	160	(6,471)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	630	(17,124)
Hertz Global	5.00%	Goldman Sachs Bank USA	March 2014	USD	80	(24,360)
Holdings, Inc.
Toll Brothers	2.00%	JPMorgan Chase Bank NA	March 2014	USD	150	(3,418)
Finance Corp.
Seagate Technology	1.00%	Credit Suisse	June 2014	USD	95	(1,495)
Holdings		International
Seagate Technology	5.00%	Morgan Stanley Capital	June 2014	USD	225	(4,861)
Holdings		Services, Inc.
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	150	(20,047)
Macy's, Inc.	1.00%	Morgan Stanley Capital	September 2014	USD	90	(1,533)
		Services, Inc.
Energy Future	5.00%	JPMorgan Chase Bank NA	December 2014	USD	125	(7,740)
Holdings Corp.
Energy Future	5.00%	Morgan Stanley Capital	December 2014	USD	675	(24,606)
Holdings Corp.		Services, Inc.
Huntsman	5.00%	Goldman Sachs Bank USA	December 2014	USD	380	(135,405)
International LLC
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	180	(8,911)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	240	(34,000)
First Data Corp.	5.00%	Credit Suisse	December 2015	USD	130	(11,836)
		International
First Data Corp.	5.00%	Deutsche Bank AG	December 2015	USD	260	19,228
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	85	(7,378)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	165	(15,023)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	680	(310,640)

Total						$(904,739)

•	Credit default swaps on traded indexes – buy protection outstanding as of March 31, 2010 were as follows:

	Received			Notional
	Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Depreciation

Dow Jones CDX	5.00%	Credit Suisse	December	USD	594	$(137,308)
North America		International	2014
High Yield

•

For Portfolio compliance purposes, the Portfolios industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed
Securities	–	$13,799,208	$779,675	$14,578,883
Common Stocks	$348,553,190	–	–	348,553,190
Corporate Bonds	–	60,054,202	–	60,054,202
Foreign Agency
Obligations	–	3,094,550	–	3,094,550
Non-Agency Mortgage-
Backed Securities	–	33,453,889	897,750	34,351,639
Taxable Municipal
Bonds	–	4,356,957	–	4,356,957
U.S. Government
Sponsored Agency
Securities	–	217,251,317	–	217,251,317
U.S. Treasury
Obligations	–	42,823,952	–	42,823,952
Preferred Securities	–	4,043,084	–	4,043,084
Short-Term Securities:
Borrowed Bond
Agreement	–	6,085,375	–	6,085,375
Money Market Fund	7,096,631	780,000	–	7,876,631
Liabilities:
Investments in Securities:
Long-Term Investments:
Borrowed Bonds	–	(6,079,117)	–	(6,079,117)
TBA Sale
Commitments	–	(109,539,791)	–	(109,539,791)

Total	$355,649,821	$270,123,626	$1,677,425	$627,450,872

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	17

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:				$
Credit contracts	–	$19,228	–		19,228
Foreign currency
exchange contracts	–	121,163	–		121,163
Interest rate contracts	$43,280	3,141,431	–		3,184,711
Liabilities:
Credit contracts	–	(1,061,275)	–		(1,061,275)
Foreign currency
exchange contracts	–	(64,296)	–		(64,296)
Interest rate contracts	(59,616)	(3,453,077)	$(132,394)		(3,645,087)

Total	$(16,336)	$(1,296,826)	$(132,394)		$(1,445,556)

1Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Non-Agency
	Asset- Backed	Mortgage-Backed
	Securities	Securities	Total

Assets/Liabilities:
Balance, as of December 31, 2009	$199,500	$2,056,364	$2,255,864
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	6,524	6,524
Change in unrealized
appreciation/depreciation[1]	18,525	(138)	18,387
Purchases	–	–	–
Sales	–	(1,165,000)	(1,165,000)
Transfers in2	561,650	–	561,650
Transfers out[2]	–	–	–

Balance, as of March 31, 2010	$779,675	$897,750	$1,677,425

1The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $20,775.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate
Assets/Liabilities:	Contracts

Balance, as of December 31, 2009	$(71,419)
Accrued discounts/premiums	–
Net realized gain (loss)	–
Net change in unrealized
appreciation/depreciation	(60,975)
Purchases	–
Sales	–
Transfers in2	–
Transfers out[2]	–

Balance, as of March 31, 2010	$(132,394)

2 The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Air Freight & Logistics — 2.0%
United Parcel Service, Inc., Class B	50,500	$3,252,705

Airlines — 2.7%
Delta Air Lines, Inc. (a)(b)	242,000	3,530,780
UAL Corp. (a)	41,600	813,280

		4,344,060

Beverages — 2.3%
The Coca-Cola Co.	67,700	3,723,500

Biotechnology — 3.3%
Amgen, Inc. (a)	50,700	3,029,832
Gilead Sciences, Inc. (a)	50,600	2,301,288

		5,331,120

Building Products — 0.1%
Masco Corp.	14,400	223,488

Capital Markets — 0.9%
The Goldman Sachs Group, Inc.	8,600	1,467,418

Chemicals — 0.7%
Ecolab, Inc.	26,400	1,160,280

Commercial Banks — 1.5%
Wells Fargo & Co.	78,300	2,436,696

Communications Equipment — 4.3%
Cisco Systems, Inc. (a)	111,900	2,912,757
F5 Networks, Inc. (a)	19,000	1,168,690
QUALCOMM, Inc.	67,000	2,813,330

		6,894,777

Computers & Peripherals — 11.3%
Apple, Inc. (a)	36,300	8,527,959
EMC Corp. (a)	48,400	873,136
Hewlett-Packard Co.	90,600	4,815,390
NetApp, Inc. (a)	76,300	2,484,328
Seagate Technology Holdings	81,600	1,490,016

		18,190,829

Diversified Financial Services — 1.9%
JPMorgan Chase & Co.	34,210	1,530,897
Moody's Corp.	53,700	1,597,575

		3,128,472

Energy Equipment & Services — 1.3%
Schlumberger Ltd.	17,300	1,097,858
Transocean Ltd. (a)	11,249	971,689

		2,069,547

Food & Staples Retailing — 2.7%
Wal-Mart Stores, Inc.	61,200	3,402,720
Whole Foods Market, Inc. (a)	25,300	914,595

		4,317,315

Health Care Equipment & Supplies — 2.8%
St. Jude Medical, Inc. (a)	50,200	2,060,710
Zimmer Holdings, Inc. (a)	39,900	2,362,080

		4,422,790

Common Stocks	Shares	Value

Health Care Providers & Services — 2.1%
Express Scripts, Inc. (a)	32,800	$3,337,728

Health Care Technology — 1.3%
Cerner Corp. (a)(b)	23,900	2,032,934

Hotels, Restaurants & Leisure — 4.0%
Darden Restaurants, Inc.	21,200	944,248
Las Vegas Sands Corp. (a)	87,400	1,848,510
Starbucks Corp. (a)	73,400	1,781,418
Starwood Hotels & Resorts
Worldwide, Inc.	39,900	1,860,936

		6,435,112

Household Products — 3.0%
The Procter & Gamble Co.	75,800	4,795,866

IT Services — 1.0%
MasterCard, Inc., Class A	6,200	1,574,800

Internet & Catalog Retail — 2.7%
Amazon.com, Inc. (a)	31,700	4,302,641

Internet Software & Services — 4.9%
Baidu.com, Inc. - ADR (a)	2,800	1,671,600
Google, Inc., Class A (a)	11,000	6,237,110

		7,908,710

Life Sciences Tools & Services — 2.2%
Covance, Inc. (a)	30,900	1,896,951
Life Technologies Corp. (a)	31,000	1,620,370

		3,517,321

Machinery — 7.7%
Cummins, Inc.	35,000	2,168,250
Danaher Corp.	51,900	4,147,329
Joy Global, Inc. (b)	56,100	3,175,260
PACCAR, Inc.	66,900	2,899,446

		12,390,285

Media — 3.0%
CBS Corp., Class B	130,200	1,814,988
Comcast Corp., Class A	159,100	2,994,262

		4,809,250

Metals & Mining — 2.0%
Agnico-Eagle Mines Ltd.	10,700	595,669
Freeport-McMoRan Copper & Gold,
Inc., Class B	12,600	1,052,604
United States Steel Corp.	24,400	1,549,888

		3,198,161

Multiline Retail — 1.8%
Kohl's Corp. (a)	53,300	2,919,774

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	25,100	1,828,033
EOG Resources, Inc.	23,300	2,165,502

		3,993,535

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Products — 1.4%
Avon Products, Inc.	66,300	$2,245,581

Pharmaceuticals — 4.6%
Abbott Laboratories	66,200	3,487,416
Pfizer, Inc.	122,900	2,107,735
Teva Pharmaceutical Industries
Ltd. - ADR	28,100	1,772,548

		7,367,699

Professional Services — 0.8%
Manpower, Inc.	21,300	1,216,656

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom Corp., Class A	49,700	1,649,046
Cree, Inc. (a)	8,100	568,782
Lam Research Corp. (a)	41,800	1,559,976
Micron Technology, Inc. (a)	209,700	2,178,783
Nvidia Corp. (a)	81,400	1,414,732

		7,371,319

Software — 7.9%
Check Point Software Technologies
Ltd. (a)	69,600	2,440,176
Microsoft Corp.	259,700	7,601,419
Salesforce.com, Inc. (a)	35,500	2,642,975

		12,684,570

Specialty Retail — 2.1%
CarMax, Inc. (a)(b)	49,500	1,243,440
Home Depot, Inc.	65,200	2,109,220

		3,352,660

Tobacco — 1.4%
Philip Morris International, Inc.	43,100	2,248,096

Wireless Telecommunication Services — 0.5%
NII Holdings, Inc. (a)	19,800	824,868

Total Long-Term Investments
(Cost – $125,540,675) – 99.3%		159,490,563

Short-Term Securities

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (c)(d)	416,423	416,423

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money
Market Series, 0.22% (c)(d)(e)	$4,560	4,559,500

Total Short-Term Securities
(Cost – $4,975,923) – 3.1%		4,975,923

Value

Total Investments
(Cost – $130,516,598*) – 102.4%	$164,466,486
Liabilities in Excess of Other Assets – (2.4)%	(3,856,575)

Net Assets – 100.0%	$160,609,911

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$133,192,507

Gross unrealized appreciation	$32,003,269

Gross unrealized appreciation	(729,290)

Net unrealized depreciation	$31,273,979

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	$ (70,626)	$ 180
BlackRock Liquidity Series, LLC
Money Market Series	$(4,662,700)	$5,016

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

  For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

  Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

    Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the face value of investments)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in
Securities:
Long-Term
Investments[1]	$ 159,490,563	—	—	$ 159,490,563
Short-Term
Securities	416,423	$ 4,559,500	—	4,975,923

Total	$ 159,906,986	$ 4,559,500	—	$ 164,466,486

     1See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Consolidated Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.8%
BHP Billiton Ltd.	27,600	$1,107,084
CSL Ltd.	10,252	342,430
Newcrest Mining Ltd.	5,552	167,392
Rio Tinto Ltd.	2,367	170,038
Telstra Corp. Ltd.	59,156	162,202
Woodside Petroleum Ltd.	7,906	340,236

		2,289,382

Austria — 0.0%
Telekom Austria AG	5,545	77,531

Belgium — 0.1%
RHJ International (a)	31,800	275,218
RHJ International - ADR (a)(b)	11,100	96,250

		371,468

Brazil — 2.4%
All America Latina Logistica SA	16,330	149,310
Banco Itau Holding Financeira SA
(Preference Shares)	14,400	315,312
Banco Santander Brasil SA	12,400	152,773
Cia Brasileira de Distribuicao
Grupo Pao de Acucar
(Preference Shares)	15,352	513,302
Cia Energetica de Minas
Gerais - ADR	4,361	72,567
Cosan Ltd. (a)	25,900	244,237
Cyrela Brazil Realty SA	30,700	359,592
GVT Holding SA (a)	5,600	181,539
Hypermarcas SA (a)	54,600	666,247
MRV Engenharia e
Participacoes SA	28,500	200,326
NET Servicos de Comunicacao SA
(Preference Shares) (a)	13,200	170,720
Petroleo Brasileiro SA - ADR	68,100	2,696,079
Petroleo Brasileiro SA - ADR	6,200	275,838
SLC Agricola SA	25,200	207,172
Usinas Siderurgicas de Minas
Gerais SA (Preference 'A' Shares)	3,400	117,065
Vale SA, Class A (Preference
Shares)	19,400	538,359

Common Stocks	Shares	Value

Brazil (concluded)
Vivo Participacoes SA - ADR	20,575	$557,788

		7,418,226

Canada — 2.8%
Agrium, Inc.	3,000	211,890
Alamos Gold, Inc. (a)	27,100	362,081
BCE, Inc.	900	26,415
Barrick Gold Corp.	24,294	931,432
Canadian Natural Resources Ltd.	5,200	385,008
Canadian Pacific Railway Ltd.	4,810	270,514
Canadian Pacific Railway Ltd.	5,160	290,807
Cenovus Energy, Inc.	400	10,484
Daylight Resources Trust	27,300	282,771
Eldorado Gold Corp. (a)	39,500	479,530
EnCana Corp.	400	12,412
Goldcorp, Inc.	28,000	1,042,160
Golden Star Resources Ltd. (a)	16,000	61,281
IAMGOLD Corp.	54,877	725,474
IAMGOLD, International African
Mining Gold Corp.	15,127	201,068
Kinross Gold Corp.	14,408	246,233
Kinross Gold Corp.	52,691	901,140
New Gold, Inc. (a)	2,900	12,478
Potash Corp. of
Saskatchewan, Inc.	1,400	167,090
Rogers Communications, Inc.,
Class B	6,900	235,497
Silver Wheaton Corp. (a)	10,400	163,072
Sino-Forest Corp. (a)	20,800	407,542
Suncor Energy, Inc.	5,775	187,809
TELUS Corp.	2,800	104,209
Talisman Energy, Inc.	2,600	44,466
Thomson Reuters Corp.	400	14,520
Vittera, Inc. (a)	8,100	76,482
Yamaha Gold, Inc.	78,769	779,430

		8,633,295

Chile — 0.1%
Banco Santander Chile SA - ADR	2,300	156,906

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	KRW	South Korean Won
AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
BRL	Brazilian Dollar	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Chinese Yuan	SGD	Singapore Dollar
ETF	Exchange-Traded Funds	SPDR	Standard & Poor’s Depository Receipts
EUR	Euro	THB	Thai Bat
GBP	British Pound	TRY	Turkish Lira
GDR	Global Depositary Receipts	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand
JPY	Japanese Yen

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chile (concluded)
Sociedad Quimica y Minera de
Chile SA	3,700	$138,343

		295,249

China — 1.6%
Beijing Enterprises Holdings Ltd.	156,667	1,088,228
Chaoda Modern Agriculture
Holdings Ltd.	603,504	642,219
China BlueChemical Ltd.	146,800	95,611
China Communications Services
Corp. Ltd.	3,100	1,555
China Huiyan Juice Group Ltd.	41,000	29,384
China Life Insurance Co. Ltd.	48,400	231,938
China Life Insurance Co. Ltd. - ADR	3,733	268,925
China Mobile Ltd.	43,000	413,507
China Shenhua Energy Co. Ltd.,
Class H	114,900	495,908
China South Locomotive and
Rolling Corp.	81,600	63,907
China Unicom Ltd.	50,000	56,104
Denway Motors Ltd.	282,500	149,872
Dongfeng Motor Group Co. Ltd.	21,500	34,862
Guangshen Railway Co. Ltd.	328,600	131,450
Jiangsu Express	28,000	26,421
Ping An Insurance Group Co. of
China Ltd.	15,800	135,827
Shanghai Industrial Holdings Ltd.	11,600	53,086
Tianjin Development Holdings Ltd.	667,800	395,745
Tianjin Port Development Holdings
Ltd. (a)	1,022,800	306,557
Xiamen International Port Co. Ltd.	310,600	57,874
Zhongsheng Group
Holdings Ltd. (a)	45,900	67,985

		4,746,965

Egypt — 0.1%
Telecom Egypt	112,847	349,291

Finland — 0.0%
Fortum Oyj	4,300	105,237

France — 0.6%
AXA SA	5,416	120,154
AXA SA - ADR	300	6,612
Cie Generale d'Optique Essilor
International SA	7,519	480,163
France Telecom SA	17,866	427,941
Sanofi-Aventis	1,900	141,795
Sanofi-Aventis - ADR	400	14,944
Thales SA	2,800	112,429
Total SA	10,329	599,477

		1,903,515

Germany — 0.2%
Allianz AG, Registered Shares	1,038	129,914
Bayer AG	3,230	218,252
Bayer AG - ADR	200	13,530

Common Stocks	Shares	Value

Germany (concluded)
Bayerische Motoren Werke AG	1,800	$83,040

		444,736

Hong Kong — 0.7%
Cheung Kong Holdings Ltd.	17,000	218,604
Cheung Kong Infrastructure
Holdings Ltd.	51,100	197,677
China Pacific Insurance
Group Co. Ltd. (a)	23,300	103,232
China Telecom Corp., Ltd.	240,000	118,054
HSBC Holdings Plc, Hong Kong
Registered	22,100	224,536
Hutchison Whampoa Ltd.	34,470	251,745
The Link Real Estate Investment
Trust	200,900	495,023
Ports Design Ltd.	800	2,028
Shougang Concord International
Enterprises Co. Ltd.	342,200	72,121
Sinopharm Group Co.	30,200	135,495
Wharf Holdings Ltd.	48,150	270,902

		2,089,417

India — 0.6%
Adani Power Ltd. (a)	78,430	202,467
Bharat Heavy Electricals Ltd.	8,000	425,806
Container Corp. of India	2,400	70,503
Hindustan Lever Ltd.	15,800	84,306
Housing Development
Finance Corp.	2,700	163,288
Larsen & Toubro Ltd.	5,500	199,690
Reliance Industries Ltd.	19,500	466,656
State Bank of India Ltd.	7,000	323,670

		1,936,386

Indonesia — 0.2%
Bumi Resources Tbk PT	799,634	196,968
Telekomunikasi Indonesia Tbk PT	307,900	274,410

		471,378

Ireland — 0.1%
Accenture Plc	600	25,170
Covidien Plc	5,308	266,886
Warner Chilcott Plc, Class A (a)	800	20,440

		312,496

Israel — 0.2%
AFI Development Plc - GDR (a)	30,700	69,075
Check Point Software
Technologies Ltd. (a)	800	28,048
Teva Pharmaceutical Industries
Ltd. - ADR	9,241	582,922

		680,045

Italy — 0.1%
Assicurazioni Generali SpA	2,400	57,636

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Italy (concluded)
Intesa Sanpaolo SpA (a)	32,400	$120,660

		178,296

Japan — 6.8%
Aioi Insurance Co., Ltd.	119,000	627,585
Astellas Pharma, Inc.	4,900	177,494
The Bank of Kyoto Ltd.	18,300	168,743
Canon, Inc.	12,350	571,252
Coca-Cola Central Japan Co., Ltd.	4,783	58,497
Coca-Cola West Holdings Co., Ltd.	14,018	229,146
Daihatsu Motor Co., Ltd.	11,900	113,754
Daikin Industries Ltd.	1,100	45,079
Daiwa House Industry Co., Ltd.	18,100	204,585
Denso Corp.	5,200	155,191
East Japan Railway Co.	8,878	617,706
Fanuc Ltd.	1,550	164,742
Fuji Heavy Industries Ltd.	43,000	223,112
Fujitsu Ltd.	11,000	72,212
Futaba Industrial Co., Ltd.	14,900	129,464
Hitachi Chemical Co., Ltd.	10,300	223,134
Hokkaido Coca-Cola
Bottling Co., Ltd.	3,900	18,771
Honda Motor Co., Ltd.	10,500	370,111
Hoya Corp.	17,800	490,105
JGC Corp.	20,000	357,015
KDDI Corp.	140	724,754
Kinden Corp.	14,000	122,853
Kirin Holdings Co., Ltd.	27,000	398,641
Kubota Corp.	62,100	566,989
Kuraray Co., Ltd.	8,600	115,887
Kyowa Hakko Kirin Co. Ltd.	16,900	174,543
Mikuni Coca-Cola Bottling Co., Ltd.	10,500	83,025
Mitsubishi Corp.	43,500	1,142,297
Mitsubishi Tanabe Pharma Corp.	8,000	113,046
Mitsubishi UFJ Financial
Group, Inc.	71,800	376,351
Mitsui & Co., Ltd.	46,900	789,671
Mitsui OSK Lines Ltd.	25,400	182,653
Mitsui Sumitomo Insurance Group
Holdings, Inc.	11,300	314,262
Murata Manufacturing Co., Ltd.	5,400	307,297
NGK Insulators Ltd.	6,600	134,919
NTT DoCoMo, Inc.	632	961,886
NTT Urban Development Co.	97	82,125
Nintendo Co., Ltd.	600	201,218
Nippon Telegraph &
Telephone Corp.	7,200	302,958
Nipponkoa Insurance Co., Ltd.	73,400	467,518
Nomura Holdings, Inc.	32,900	241,409
Okumura Corp.	50,200	175,906
Rinnai Corp.	2,300	120,908
Rohm Co., Ltd.	3,400	254,403
Sekisui House Ltd.	46,500	465,420
Seven & I Holdings Co., Ltd.	20,800	503,175
Shimachu Co., Ltd.	2,400	51,291
Shin-Etsu Chemical Co., Ltd.	14,700	855,489

Common Stocks	Shares	Value

Japan (concluded)
Shionogi & Co., Ltd.	9,700	$184,623
Sony Corp. - ADR	600	22,992
Sony Financial Holdings, Inc.	20	65,743
Sumitomo Chemical Co., Ltd.	197,500	967,022
Sumitomo Electric Industries Ltd.	6,400	78,626
Sumitomo Mitsui Financial
Group, Inc.	5,000	165,649
Suzuki Motor Corp.	30,500	673,440
TDK Corp.	2,800	186,662
Tadano Ltd.	4,000	21,666
Terumo Corp.	2,100	111,964
Toda Corp.	44,300	159,895
Toho Co., Ltd.	12,000	193,439
Tokio Marine Holdings, Inc.	35,500	1,000,787
Tokyo Gas Co., Ltd.	93,000	410,205
Toyota Industries Corp.	16,424	470,094
Toyota Motor Corp.	7,800	313,633
Ube Industries Ltd.	74,800	192,017
West Japan Railway Co.	58	199,834

		20,666,883

Kazakhstan — 0.2%
KazMunaiGas Exploration
Production - GDR	30,000	740,100

Luxembourg — 0.0%
Millicom International Cellular SA	300	26,745

Malaysia — 0.3%
Axiata Group Bhd (a)	123,750	145,890
British American Tobacco
Malaysia Bhd	11,600	156,875
Genting Malaysia Bhd	77,433	68,049
IOI Corp. Bhd	40,361	66,648
PLUS Expressways Bhd	277,854	288,058
Telekom Malaysia Bhd	55,000	57,960
Tenaga Nasional Bhd	85,487	210,105

		993,585

Mexico — 0.2%
America Movil, SA de CV - ADR	9,400	473,196
Fomento Economico Mexicano, SA
de CV - ADR	2,500	118,825

		592,021

Netherlands — 0.2%
Koninklijke KPN NV	10,905	173,052
Koninklijke Philips Electronics NV	4,200	134,762
Koninklijke Philips Electronics NV,
New York Registered Shares	1,100	35,222
Unilever NV - ADR	3,800	114,608

		457,644

Norway — 0.1%
DnB NOR ASA (a)	2,800	32,025

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Norway (concluded)
Statoil ASA	12,600	$293,194

		325,219

Philippines — 0.1%
First Gen Corp. (a)	24,804	6,025
Philippine Long Distance
Telephone Co. - ADR	2,600	138,528

		144,553

Russia — 1.5%
AO VimpelCom - ADR	17,400	320,334
Kuzbassrazrezugol (a)	537,062	240,335
MMC Norilsk Nickel - ADR (a)	24,658	453,954
Novorossiysk Commercial Sea
Port - GDR	54,400	745,280
OAO Rosnft Oil Co. - GDR (a)	17,300	137,189
Polyus Gold Co. ZAO - ADR	22,500	579,375
RusHydro - ADR (a)	196,408	1,037,034
Sberbank	265,100	776,743
Surgutneftegaz - ADR	15,200	150,632
Uralkali - GDR	900	18,891

		4,459,767

Singapore — 0.9%
CapitaLand Ltd.	9,300	26,331
DBS Group Holdings Ltd.	14,000	142,741
Fraser and Neave Ltd.	79,700	273,015
Keppel Corp. Ltd.	55,100	358,885
MobileOne Ltd.	98,400	146,289
Noble Group Ltd.	92,460	201,874
Oversea-Chinese Banking Corp.	62,400	387,799
Parkway Holdings Ltd. (a)	117,671	282,179
Parkway Life Real Estate
Investment Trust	4,875	4,738
Sembcorp Marine Ltd.	42,800	127,880
Singapore Press Holdings Ltd.	39,000	106,391
Singapore Telecommunications
Ltd.	194,400	439,742
United Overseas Bank Ltd.	8,000	109,628

		2,607,492

South Africa — 0.1%
Anglo Platinum Ltd. (a)	883	89,584
Gold Fields Ltd. - ADR	6,100	76,982
Impala Platinum Holdings Ltd.	3,300	96,878
Katanga Mining Ltd. (a)	55,752	42,268
Sasol Ltd.	2,900	120,193

		425,905

South Korea — 1.0%
Cheil Industries, Inc.	2,600	146,860
KT Corp. - ADR	20,360	422,674
KT&G Corp.	6,200	342,988
Korean Reinsurance Co.	3,097	27,357
LG Corp.	2,600	163,222
LG Display Co., Ltd.	5,300	187,288
LS Corp.	2,800	244,448

Common Stocks	Shares	Value

South Korea (concluded)
Meritz Fire & Marine
Insurance Co., Ltd.	3,051	$19,811
POSCO	200	93,478
POSCO - ADR	2,300	269,123
Paradise Co., Ltd.	18,232	51,150
SK Telecom Co., Ltd.	2,040	313,349
Samsung Electronics Co., Ltd.	650	469,946
Samsung Fine Chemicals Co., Ltd.	4,500	202,069

		2,953,763

Spain — 0.1%
Iberdrola Renovables	19,200	79,629
Telefonica SA	10,361	245,500

		325,129

Switzerland — 0.9%
Credit Suisse Group AG	4,531	233,221
Credit Suisse Group AG	700	35,966
Nestle SA, Registered Shares	15,075	772,473
Noble Corp.	573	23,963
Novartis AG, Registered Shares	5,839	315,855
Roche Holding AG	1,775	288,279
Transocean Ltd. (a)	3,701	319,692
Tyco Electronics Ltd.	4,308	118,384
Tyco International Ltd.	744	28,458
UBS AG (a)	14,600	237,511
Weatherford International Ltd. (a)	9,036	143,311
Zurich Financial Services AG	966	247,773

		2,764,886

Taiwan — 0.8%
Asustek Computer, Inc.	65,074	113,319
Catcher Technology Co., Ltd.	20,900	51,324
Cheng Shin Rubber
Industry Co., Ltd.	33,000	70,295
Chunghwa Telecom Co., Ltd.	92,416	180,608
Chunghwa Telecom Co., Ltd. - ADR	20,160	391,709
Compal Electronics, Inc.	46,000	60,196
Delta Electronics, Inc.	98,255	311,122
Far EasTone
Telecommunications Co., Ltd.	112,000	134,049
HON HAI Precision
Industry Co., Ltd.	45,222	195,812
HTC Corp.	25,150	293,824
MediaTek, Inc.	7,000	121,496
Taiwan Cement Corp.	221,124	208,647
Taiwan Semiconductor
Manufacturing Co., Ltd.	176,192	341,414

		2,473,815

Thailand — 0.2%
Hana Microelectronics Pcl	114,400	76,774
PTT Chemical Pcl	3,800	11,164
PTT Public Company THB10	34,400	278,732
Siam Commercial Bank Pcl	113,000	321,509

		688,179

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Turkey — 0.3%
BIM Birlesik Magazalar AS	3,700	$192,331
Tupas Turkiye Petrol Rafine	8,800	199,889
Turk Telekomunikasyon AS	49,100	165,197
Turkcell Iletisim Hizmet AS	21,100	127,718
Turkiye Garanti Bankasi AS	64,100	300,493

		985,628

United Kingdom — 1.7%
Anglo American Plc (a)	6,900	300,350
Antofagasta Plc	8,100	127,903
AstraZeneca Group Plc - ADR	700	31,304
BP Plc	43,488	411,620
BP Plc - ADR	10,500	599,235
British American Tobacco Plc	5,219	179,927
Diageo Plc - ADR	11,600	782,420
Ensco International Plc - ADR	500	22,390
Guinness Peat Group Plc	256,063	154,513
HSBC Holdings Plc	79,900	809,698
HSBC Holdings Plc - ADR	4,000	202,760
Lloyds TSB Group Plc (a)	348,894	331,296
Prudential Plc	6,800	56,254
Royal Dutch Shell Plc - ADR	1,211	70,069
Shire Pharmaceuticals Plc - ADR	300	19,788
Standard Chartered Plc	7,000	190,801
Unilever Plc	4,985	145,934
Unilever Plc - ADR	4,600	134,688
Vodafone Group Plc	202,795	469,048
Vodafone Group Plc - ADR	14,322	333,559

		5,373,557

United States — 30.8%
3Com Corp. (a)	63,239	486,308
3M Co.	6,404	535,182
ACE Ltd.	16,713	874,090
The AES Corp. (a)	1,400	15,400
AOL, Inc. (a)	443	11,199
AT&T Inc.	71,729	1,853,477
Abbott Laboratories	16,259	856,524
Advance Auto Parts, Inc.	600	25,152
Advanced Micro Devices, Inc. (a)	18,500	171,495
Aetna, Inc.	16,689	585,951
Alliance Resource Partners LP	3,412	142,997
The Allstate Corp.	4,154	134,216
Altria Group, Inc.	15,829	324,811
Amdocs Ltd. (a)	800	24,088
American Commercial
Lines, Inc. (a)	6,049	151,830
American Water Works Co, Inc.	3,349	72,874
AmerisourceBergen Corp.	5,400	156,168
Amgen, Inc. (a)	7,900	472,104
Amphenol Corp., Class A	1,096	46,240
Anadarko Petroleum Corp.	7,695	560,427
Analog Devices, Inc.	1,911	55,075
Apache Corp.	4,525	459,287
Arch Capital Group Ltd. (a)	2,583	196,954
Ascent Media Corp., Class A (a)	54	1,472

Common Stocks	Shares	Value

United States (continued)
Axis Capital Holdings Ltd.	168	$5,252
BMC Software, Inc. (a)	1,200	45,600
Bank of America Corp.	97,681	1,743,606
The Bank of New York
Mellon Corp. (c)	32,844	1,014,223
Baxter International, Inc.	2,613	152,077
Biogen Idec, Inc. (a)	400	22,944
Boeing Co.	12,750	925,777
Boston Scientific Corp. (a)	22,189	160,205
Bristol-Myers Squibb Co.	90,630	2,419,821
Broadcom Corp., Class A	3,676	121,970
Bunge Ltd.	4,841	298,351
CA, Inc.	26,639	625,217
CF Industries Holdings, Inc.	1,900	173,242
CMS Energy Corp.	6,021	93,085
CNA Financial Corp. (a)	300	8,016
CVS Caremark Corp.	10,735	392,472
Cablevision Systems Corp., Class A	900	21,726
Cardinal Health, Inc.	700	25,221
CareFusion Corp. (a)	900	23,787
CenturyTel, Inc.	2,023	71,736
Cephalon, Inc. (a)	300	20,334
Chesapeake Energy Corp.	6,100	144,204
Chevron Corp.	23,017	1,745,379
Chubb Corp.	6,728	348,847
Cigna Corp.	7,100	259,718
Cisco Systems, Inc. (a)	45,034	1,172,235
Citigroup, Inc.	228,730	926,356
The Coca-Cola Co.	6,047	332,585
Cognizant Technology
Solutions Corp. (a)	1,881	95,893
Colgate-Palmolive Co.	5,500	468,930
Comcast Corp., Class A	51,805	974,970
Comerica, Inc.	700	26,628
Complete Production
Services, Inc. (a)	10,281	118,746
Computer Sciences Corp. (a)	1,700	92,633
Comverse Technology, Inc. (a)	21,508	178,516
ConAgra Foods, Inc.	4,887	122,517
ConocoPhillips	16,300	834,071
Consol Energy, Inc.	24,000	1,023,840
Constellation Brands, Inc.,
Class A (a)	4,136	67,996
Corning, Inc.	57,443	1,160,923
Crown Holdings, Inc. (a)	6,208	167,368
DIRECTV, Class A (a)	15	507
DISH Network Corp.	5,188	108,014
DTE Energy Co.	500	22,300
Darden Restaurants, Inc.	500	22,270
DaVita, Inc. (a)	4,388	278,199
Dell, Inc. (a)	19,749	296,432
Devon Energy Corp.	6,475	417,184
Discover Financial Services, Inc.	50	745
Discovery Communications, Inc.,
Class A (a)	299	10,103

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Discovery Communications, Inc.,
Class C (a)	297	$8,735
The Dow Chemical Co.	18,049	533,709
Dr. Pepper Snapple Group, Inc.	3,425	120,457
E.I. du Pont de Nemours & Co.	12,568	468,032
EMC Corp. (a)	21,163	381,781
EXCO Resources, Inc.	16,600	305,108
Eastman Chemical Co.	400	25,472
Eaton Corp.	400	30,308
eBay, Inc. (a)	9,211	248,236
El Paso Corp.	58,521	634,368
Electronic Arts, Inc. (a)	14,866	277,400
Eli Lilly & Co.	5,945	215,328
Endo Pharmaceuticals
Holdings, Inc. (a)	1,899	44,987
Endurance Specialty Holdings Ltd.	7,501	278,662
Entergy Corp.	4,073	331,339
Everest Re Group Ltd.	1,454	117,672
Exelon Corp.	5,991	262,466
Extreme Networks, Inc. (a)	662	2,032
Exxon Mobil Corp.	51,305	3,436,409
FMC Corp.	12,710	769,463
FPL Group, Inc.	9,287	448,841
Family Dollar Stores, Inc.	400	14,644
Fidelity National Information
Services, Inc.	2,000	46,880
Fidelity National Title Group, Inc.,
Class A	30,713	455,167
Fluor Corp.	300	13,953
Forest Laboratories, Inc. (a)	2,636	82,665
Freeport-McMoRan Copper & Gold,
Inc., Class B	6,200	517,948
The Gap, Inc.	716	16,547
Garmin Ltd.	700	26,936
General Communication, Inc.,
Class A (a)	4,700	27,119
General Electric Co.	106,500	1,938,300
General Mills, Inc.	3,344	236,722
Genzyme Corp. (a)	8,125	421,119
Gilead Sciences, Inc. (a)	7,902	359,383
Global Industries Ltd. (a)	41,326	265,313
The Goldman Sachs Group, Inc.	3,300	563,079
Google, Inc., Class A (a)	2,100	1,190,721
H&R Block, Inc.	1,000	17,800
H.J. Heinz Co.	3,629	165,519
Halliburton Co.	10,390	313,051
Hanesbrands, Inc. (a)	439	12,213
Harris Corp.	900	42,741
Hartford Financial Services
Group, Inc.	3,800	107,996
HealthSouth Corp. (a)	6,620	123,794
Hess Corp.	5,296	331,265
Hewitt Associates, Inc., Class A (a)	600	23,868

Common Stocks	Shares	Value

United States (continued)
Hewlett-Packard Co.	16,014	$851,144
Hologic, Inc. (a)	33,976	629,915
Hospira, Inc. (a)	400	22,660
Humana, Inc. (a)	6,243	291,985
ITT Corp.	400	21,444
Intel Corp.	29,328	652,841
International Business
Machines Corp.	13,821	1,772,543
International Game Technology	14,941	275,661
International Paper Co.	4,532	111,533
Intuit, Inc. (a)	700	24,038
JDS Uniphase Corp. (a)	2,663	33,367
JPMorgan Chase & Co.	46,701	2,089,870
Johnson & Johnson	28,458	1,855,462
KBR, Inc.	6,292	139,431
Kimberly-Clark Corp.	300	18,864
King Pharmaceuticals, Inc. (a)	2,648	31,140
Kraft Foods, Inc.	24,680	746,323
L-3 Communications Holdings, Inc.	100	9,163
LSI Corp. (a)	1,880	11,506
Lexmark International, Inc.,
Class A (a)	8,400	303,072
Liberty Media Corp. , Series A (a)	1	55
Liberty Media Holding Corp. -
Capital (a)	4	145
Liberty Media Holding Corp. -
Interactive (a)	410	6,277
Life Technologies Corp. (a)	3,668	191,726
Limited Brands, Inc.	900	22,158
Lockheed Martin Corp.	6,705	557,990
Lorillard, Inc.	1,800	135,432
Lubrizol Corp.	300	27,516
MEMC Electronic Materials, Inc. (a)	1,400	21,462
Manpower, Inc.	100	5,712
Marathon Oil Corp.	17,425	551,327
Marco Polo Investment
Holdings Ltd. (a)	105	—
Mattel, Inc.	15,080	342,919
McDermott International, Inc. (a)	23,291	626,994
McDonald's Corp.	5,342	356,418
The McGraw-Hill Cos., Inc.	400	14,260
McKesson Corp.	3,975	261,237
Mead Johnson Nutrition Co.	10,224	531,955
MeadWestvaco Corp.	900	22,995
Medco Health Solutions, Inc. (a)	7,100	458,376
Medtronic, Inc.	20,739	933,877
Merck & Co, Inc.	37,622	1,405,182
MetLife, Inc.	7,861	340,696
Mettler Toledo
International, Inc. (a)	1,025	111,930
Microsoft Corp.	87,209	2,552,607
Molson Coors Brewing Co., Class B	500	21,030
Morgan Stanley	9,932	290,908

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Motorola, Inc.	38,227	$268,354
Murphy Oil Corp.	3,016	169,469
Mylan, Inc. (d)	10,306	234,049
NCB Holdings Ltd. (a)	860	—
NII Holdings, Inc. (a)	700	29,162
NRG Energy, Inc. (a)	5,250	109,725
Nabors Industries Ltd. (a)	2,637	51,764
National Oilwell Varco, Inc.	11,325	459,568
National Semiconductor Corp.	1,624	23,467
Newmont Mining Corp.	20,330	1,035,407
News Corp., Class A	18,194	262,176
Northern Trust Corp.	12,246	676,714
Northrop Grumman Corp.	6,100	399,977
Novell, Inc. (a)	4,568	27,362
Occidental Petroleum Corp.	7,336	620,185
Oracle Corp.	41,860	1,075,383
PPG Industries, Inc.	400	26,160
PPL Corp.	5,281	146,337
Pall Corp.	1,590	64,379
Parker Hannifin Corp.	400	25,896
PartnerRe Ltd.	1,509	120,297
PerkinElmer, Inc.	4,531	108,291
Perrigo Co.	5,300	311,216
Pfizer, Inc.	95,303	1,634,446
PharMerica Corp. (a)	266	4,847
Philip Morris International, Inc.	10,011	522,174
Pitney Bowes, Inc.	1,000	24,450
Platinum Underwriters
Holdings Ltd.	3,175	117,729
Polo Ralph Lauren Corp.	300	25,512
Polycom, Inc. (a)	14,000	428,120
Praxair, Inc.	1,369	113,627
Precision Castparts Corp.	2,375	300,936
Pride International, Inc. (a)	700	21,077
Principal Financial Group, Inc.	3,800	110,998
The Procter & Gamble Co.	21,403	1,354,168
The Progressive Corp.	8,817	168,317
QUALCOMM, Inc.	26,815	1,125,962
Qwest Communications
International, Inc.	75,701	395,159
R.R. Donnelley & Sons Co.	1,000	21,350
Ralcorp Holdings, Inc. (a)	774	52,462
Raytheon Co.	3,600	205,632
RenaissanceRe Holdings Ltd.	3,176	180,270
Reynolds American, Inc.	300	16,194
Ross Stores, Inc.	500	26,735
RusHydro	702,273	36,869
Ryder System, Inc.	500	19,380
SUPERVALU, Inc.	1,735	28,940
Safeway, Inc.	966	24,015
SanDisk Corp. (a)	800	27,704
Sara Lee Corp.	36,798	512,596
Schlumberger Ltd.	9,780	620,639
Seagate Technology Holdings	1,200	21,912
Seahawk Drilling, Inc. (a)	33	622
Sears Holdings Corp. (a)	200	21,686

Common Stocks	Shares	Value

United States (concluded)
Smith International, Inc.	2,109	$90,307
Sohu.com, Inc. (a)	1,000	54,600
The Southern Co.	2,023	67,083
Spirit Aerosystems Holdings, Inc.,
Class A (a)	22,137	517,563
Sprint Nextel Corp. (a)	31,514	119,753
The St. Joe Co. (a)	9,974	322,659
State Street Corp.	10,200	460,428
Stryker Corp.	400	22,888
TJX Cos., Inc.	500	21,260
Target Corp.	500	26,300
Tellabs, Inc.	2,568	19,440
Teradata Corp. (a)	1,446	41,775
Texas Instruments, Inc.	13,525	330,957
Thermo Fisher Scientific, Inc. (a)	6,285	323,300
Time Warner Cable, Inc.	1,226	65,358
Time Warner, Inc.	4,883	152,691
Total System Services, Inc.	2,100	32,886
Transatlantic Holdings, Inc.	1,800	95,040
The Travelers Cos., Inc.	12,263	661,466
U.S. Bancorp	27,642	715,375
URS Corp. (a)	500	24,805
Unifi, Inc. (a)	17,390	63,300
Union Pacific Corp.	15,826	1,160,046
United Technologies Corp.	1,927	141,846
UnitedHealth Group, Inc.	19,203	627,362
UnumProvident Corp.	1,100	27,247
Valero Energy Corp.	8,000	157,600
Validus Holdings Ltd.	4,763	131,125
VeriSign, Inc. (a)	900	23,409
Verizon Communications, Inc.	53,374	1,655,661
Viacom, Inc., Class B (a)	19,157	658,618
WABCO Holdings, Inc.	66	1,975
Wal-Mart Stores, Inc.	23,204	1,290,142
Waters Corp. (a)	4,000	270,160
Watson Pharmaceuticals, Inc. (a)	600	25,062
WellPoint, Inc. (a)	13,106	843,764
Wells Fargo & Co.	63,355	1,971,608
Western Digital Corp. (a)	2,400	93,576
Whirlpool Corp.	300	26,175
Windstream Corp.	4,344	47,306
XL Capital Ltd., Class A	45,609	862,010
XTO Energy, Inc.	6,700	316,106
Xerox Corp.	50,099	488,465
Xilinx, Inc.	998	25,449

		93,418,598

Total Common Stocks – 56.8%		172,726,382

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Fixed Income Securities

	Par
Asset-Backed Securities	(000)		Value

United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 13.00%, 12/15/17 (e)	USD	100	$5,000

Total Asset-Backed Securities – 0.0%			5,000

Corporate Bonds

Brazil — 0.1%
Banco Santander Brasil SA, 4.50%,
4/06/15 (b)(f)		107	106,754
Cosan Finance Ltd., 7.00%,
2/01/17 (b)		100	103,250

			210,004

Canada — 0.5%
Daylight Resources Trust, 6.25%,
12/31/14 (g)	CAD	90	93,487
PetroBakken Energy Ltd., 3.13%,
2/08/16 (g)	USD	600	590,958
Rogers Wireless Communications,
Inc. , 7.63%, 12/15/11	CAD	100	107,033
Sino-Forest Corp. (b):
5.00%, 8/01/13 (g)	USD	606	731,745
10.25%, 7/28/14		44	48,730

			1,571,953

Cayman Islands — 0.1%
Siem Industries, Inc., 0.83%,
7/12/17 (e)(g)		200	203,665

China — 0.6%
Celestial Nutrifoods Ltd., 49.21%,
6/12/11 (e)(g)	SGD	800	386,004
China Petroleum & Chemical Corp.,
5.61%, 4/24/14 (e)(g)	HKD	2,600	368,355
GOME Electrical Appliances Holdings
Ltd., 10.04%, 5/18/14 (e)(g)	CNY	3,600	533,996
Pine Agritech Ltd., 27.56%,
7/27/12 (e)(g)	USD	4,400	438,330

			1,726,685

Europe — 0.6%
European Investment Bank:
12.45%, 9/21/10 (b)(e)	BRL	2,200	1,144,567
4.38%, 4/15/13	EUR	200	291,637
Series 1158/0100, 3.63%,
10/15/11		197	276,854

			1,713,058

France — 0.1%
Compagnie Generale des
Etablissements Michelin,
Series ML, 9.18%, 1/01/17 (e)(g)		98	145,645

		Par
Corporate Bonds		(000)	Value

Hong Kong — 0.5%
CITIC Resources Finance Ltd., 6.75%,
5/15/14 (b)	USD	200	$204,000
FU JI Food and Catering Services
Holdings Ltd., 41.26%,
10/18/10 (a)(e)(g)(h)	CNY	1,900	50,103
Hongkong Land CB 2005 Ltd. ,
2.75%, 12/21/12 (g)	USD	100	136,000
Hutchison Whampoa International, Ltd.:
(03/33), 6.25%, 1/24/14		100	109,549
(09), 7.63%, 4/09/19 (b)		300	349,848
(09/16), 4.63%, 9/11/15 (b)		100	102,775
(09/16), 4.63%, 9/11/15		450	463,365

			1,415,640

India — 0.9%
Gujarat NRE Coke Ltd., 30.76%,
4/12/11 (e)(g)		200	300,000
Housing Development Finance Corp.,
24.43%, 9/27/10 (e)(g)		100	188,000
Punj Lloyd Ltd., 21.65%,
4/08/11 (e)(g)		100	114,500
REI Agro Ltd., 5.50%,
11/13/14 (b)(g)		405	420,187
Reliance Communications Ltd. (e)(g):
18.30%, 5/10/11		300	356,250
10.37%, 3/01/12		800	901,271
Suzlon Energy Ltd., 29.58%,
6/12/12 (e)(g)		211	220,226
Tata Steel Ltd., 1.00%, 9/05/12 (g)		200	237,124

			2,737,558

Japan — 0.1%
The Bank of Kyoto Ltd., 1.78%
3/31/14 (e)(g)	JPY	3,000	32,843
The Mie Bank Ltd., 1.00%,
10/31/11 (g)		6,000	63,428
Nagoya Railroad Co. Ltd., 1.22%,
3/30/12 (e)(g)		2,000	22,355
Suzuki Motor Corp., Series 9, 3.58%,
3/29/13 (e)(g)		30,000	330,767

			449,393

Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV,
9.13%, 7/02/18 (b)	USD	900	1,090,125

Luxembourg — 0.7%
ALROSA Finance SA, 8.88%,
11/17/14		200	218,000
Acergy SA, Series ACY, 2.25%,
10/11/13 (g)		100	104,991
Evraz Group SA:
8.88%, 4/24/13 (b)		100	104,875
8.25%, 11/10/15		100	102,750
9.50%, 4/24/18 (b)		300	322,125
Gaz Capital SA, 6.61%, 2/13/18	EUR	100	142,238
TNK-BP Finance SA, 7.50%,
7/18/16 (b)	USD	100	108,750

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Luxembourg (concluded)
UBS Luxembourg SA for OJSC Vimpel
Communications, 8.25%, 5/23/16 USD		100	$108,875
VIP Finance Ireland Ltd. for OJSC
Vimpel Communications, 9.13%,
4/30/18 (b)		793	895,099

			2,107,703

Malaysia — 0.8%
Berjaya Land Bhd, 8.00%,
8/15/11 (g)	MYR	780	235,997
Cherating Capital Ltd., 2.00%,
7/05/12 (g)(i)	USD	200	226,000
IOI Resources, 8.80%,
1/15/13 (e)(g)		300	305,250
Johor Corp., Series P3, 1.00%,
7/31/12	MYR	1,741	613,780
Rafflesia Capital Ltd. , 1.25%,
10/04/11 (g)(i)	USD	600	744,822
YTL Power Finance Cayman Ltd.,
3.03%, 5/09/10 (e)(g)		300	401,063

			2,526,912

Mexico — 0.2%
Petroles Mexicanos, 6.00%,
3/05/20 (b)		495	506,155

Netherlands — 0.1%
ASM International NV (g):
4.25%, 12/06/11		30	39,039
4.25%, 12/06/11 (b)		100	131,750
Pargesa Netherlands NV, 1.75%,
6/15/14 (g)	CHF	275	244,511

			415,300

Norway — 0.1%
Subsea 7, Inc. (g):
2.80%, 6/06/11	USD	300	306,750
5.90%, 6/29/17 (e)		100	102,931

			409,681

Singapore — 1.1%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	500	355,624
3.13%, 3/05/18		1,000	727,331
2.95%, 6/20/22		1,250	788,835
Keppel Land Ltd., 2.50%,
6/23/13 (g)		200	143,920
Olam International Ltd., 6.00%,
10/15/16 (g)	USD	300	335,200
Wilmar International Ltd., 16.54%,
12/18/12 (e)(g)		200	269,989
Yanlord Land Group Ltd., 5.85%,
7/13/14 (g)	SGD	500	379,749
Ying Li International Real Estate Ltd.,
4.00%, 3/03/15 (g)		500	307,373

			3,308,021

		Par
Corporate Bonds		(000)	Value

South Korea — 0.4%
Korea Electric Power Corp.:
5.13%, 4/23/34	USD	340	$354,321
7.72%, 4/01/96 (j)		280	177,800
Zeus Cayman, 4.21%, 8/19/13 (e)(g)JPY		65,000	674,741

			1,206,862

Sweden — 0.1%
Svensk Exportkredit AB, 10.50%,
9/29/15 (i)	TRY	504	316,842

Trinidad — 0.0%
Petroleum Co. of Trinidad &
Tobago Ltd. , 9.75%, 8/14/19 (b)	USD	115	130,812

United Arab Emirates — 0.6%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		100	94,000
Aldar Funding Ltd., 5.77%,
11/10/11 (g)		150	151,875
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (g)		1,770	1,607,390

			1,853,265

United Kingdom — 0.5%
Lloyds TSB Bank Plc, 13.00% (k)	GBP	300	518,984
Petropavlovsk 2010 Ltd., 4.00%,
2/18/15 (g)	USD	300	333,300
Shire Plc, 2.75%, 5/09/14 (g)		600	587,000

			1,439,284

United States — 6.1%
The AES Corp., 8.38%, 3/01/11	GBP	84	129,382
Advanced Micro Devices, Inc.,
6.00%, 5/01/15 (g)	USD	2,465	2,363,319
Amgen, Inc., 0.38%, 2/01/13 (g)		913	925,554
Amylin Pharmaceuticals, Inc., 3.00%,
6/15/14 (g)		189	168,446
Archer-Daniels-Midland Co., 0.88%,
2/15/14 (g)		87	86,239
Cell Genesys, Inc., 3.13%,
5/01/13 (g)		18	8,661
Central European Distribution Corp. ,
3.00%, 3/15/13 (g)		39	34,856
Chesapeake Energy Corp. (g):
2.50%, 5/15/37		719	589,580
2.25%, 12/15/38		894	650,385
China Milk Products Group Ltd.,
20.77%, 1/05/12 (e)(g)		400	199,928
Consol Energy, Inc., 8.00%,
4/01/17 (b)(f)		375	385,312
Crown Cork & Seal Co., Inc., 7.50%,
12/15/96		150	113,626
Greenbrier Cos., Inc., 2.38%,
5/15/26 (g)		152	117,040
Helix Energy Solutions Group, Inc.,
3.25%, 12/15/25 (g)		130	116,838
Hologic, Inc. , 2.00%, 12/15/37 (g)(l)		1,256	1,124,120

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

United States (continued)
IOI Capital Bhd, Series IOI, 0.00%,
12/18/11 (e)(g)	USD	325	$400,156
Intel Corp. (g):
2.95%, 12/15/35		487	477,869
3.25%, 8/01/39 (b)		722	865,497
Kinetic Concepts, Inc., 3.25%,
4/15/15 (b)(g)		70	78,750
King Pharmaceuticals, Inc., 1.25%,
4/01/26 (g)		126	115,763
Kraft Foods, Inc.:
2.63%, 5/08/13		340	342,557
4.13%, 2/09/16		608	616,091
LifePoint Hospitals, Inc. (g):
3.50%, 5/15/14		52	51,870
3.25%, 8/15/25		225	219,094
McMoRan Exploration Co. (g):
5.25%, 10/06/11		75	80,156
5.25%, 10/06/11 (b)		125	133,594
Medtronic, Inc. (g):
1.50%, 4/15/11		77	78,251
1.63%, 4/15/13		553	584,797
Mylan, Inc., 1.25%, 3/15/12 (g)		611	678,210
Nabi Biopharmaceuticals, 2.88%,
4/15/25 (g)		80	76,000
Omnicare, Inc., Series OCR, 3.25%,
12/15/35 (g)		160	135,400
Omnicom Group, Inc. (e)(g):
0.04%, 7/31/32		177	176,115
0.20%, 7/01/38		130	128,700
Paka Capital Ltd., 2.90%,
3/12/13 (e)(g)		100	102,875
Pemex Project Funding Master Trust,
5.50%, 2/24/25	EUR	400	532,294
Preferred Term Securities Ltd. (g):
XXIV, 5.97%, 3/22/37 (b)	USD	150	2
XXV, 5.76%, 6/22/37		300	3
XXVI, 6.19%, 9/22/37		140	1
XXVII, 6.29%, 12/22/37		100	1
Ranbaxy Laboratories Ltd., 30.47%,
3/18/11 (e)(g)		200	242,094
SBA Communications Corp. (g):
1.88%, 5/01/13		186	196,695
4.00%, 10/01/14 (b)		133	180,548
SanDisk Corp., 1.00%, 5/15/13 (g)		813	702,229
SonoSite, Inc., 3.75%, 7/15/14 (g)		92	97,175
Suzlon Energy Ltd. (e)(g):
16.41%, 10/11/12		300	306,000
6.01%, 7/25/14		341	309,143
TNK-BP Finance SA (b):
6.63%, 3/20/17		450	462,375
7.88%, 3/13/18		600	657,750
Tenet Healthcare Corp., 9.25%,
2/01/15		200	209,750

		Par
Corporate Bonds		(000)	Value

United States (concluded)
Transocean, Inc. (g):
1.50%, 12/15/37	USD	1,661	$1,621,551
Series A, 1.63%, 12/15/37		603	600,739
Series C, 1.50%, 12/15/37		218	208,735
Uno Restaurant Corp., 10.00%,
2/15/11 (a)(b)(h)		90	19,350

			18,701,466

Total Corporate Bonds – 14.5%			44,186,029

Floating Rate Loan Interests

United States — 0.1%
PT Bumi Resources Term Loan,
10.23%, 10/08/12		300	300,000

Total Floating Rate Loan
Interests – 0.1%			300,000

Foreign Agency Obligations

Australian Government Bonds,
5.75%, 6/15/11	AUD	752	699,575
Brazil Notas do Tesouro Nacional,
Series F:
10.00%, 1/01/17	BRL	4,806	2,422,037
10.00%, 1/01/21		952	461,227
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	1,400	2,054,240
4.25%, 7/04/17		1,030	1,529,864
3.50%, 7/04/19		985	1,378,226
Series 07, 4.00%, 1/04/18		350	510,780
Series 08, 4.25%, 7/04/18		200	296,283
Bundesschatzanweisungen, Series 1,
4.75%, 6/11/10		833	1,133,795
Caisse d'Amortissement de la Dette
Sociale:
3.25%, 4/25/13		150	211,820
4.00%, 10/25/14		205	296,791
Canadian Government Bond:
4.00%, 9/01/10	CAD	395	394,518
4.00%, 6/01/16		275	284,076
Deutsche Bundesrepublik Inflation
Linked, Series I/L, 1.50%,
4/15/16	EUR	215	307,515
Export-Import Bank of Korea, 4.13%,
9/09/15	USD	550	551,710
Federal Republic of Germany, 1.50%,
9/21/12 (b)		1,000	1,004,937
Japanese Government CPI Linked Bond:
Series 5, 0.80%, 9/10/15	JPY	63,388	659,378

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Foreign Agency Obligations		(000)	Value

Japanese Government CPI Linked Bond
(concluded):
Series 6, 0.80%, 12/10/15	JPY	77,979	$807,567
Series 7, 0.80%, 3/10/16		149,433	1,545,637
Series 16, 1.40%, 6/10/18		29,769	310,488
Japanese Government Two Year
Bond, Series 272, 0.70%,
9/15/10		43,000	461,120
Korea Development Bank/Republic
of Korea, 4.38%, 8/10/15	USD	580	588,672
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (g)	EUR	600	863,636
Magyar Nemzeti Vagonkezel Zrt,
4.40%, 9/25/14 (g)		100	146,411
Malaysia Government Bond:
3.76%, 4/28/11	MYR	2,215	687,764
Series 3/06, 3.87%, 4/13/10		1,800	552,152
Netherland Government Bond,
3.75%, 7/15/14	EUR	150	217,121
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	425	451,546
Poland Government Bond, 3.00%,
8/24/16	PLN	1,909	654,274
Turkey Government Bond:
10.00%, 1/09/13	TRY	226	150,989
10.50%, 1/15/20		293	195,076
United Kingdom Gilt, 4.25%,
3/07/11	GBP	1,185	1,858,367

Total Foreign Agency Obligations – 7.8%			23,687,592

Structured Notes

Taiwan — 0.0%
UBS AG (Total Return TWD Linked
Notes), 0.00%, 12/01/10 (b)(e)	USD	43	43,513

Total Structured Notes – 0.0%			43,513

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed Bonds:
2.50%, 7/15/16 (c)		591	645,821
1.63%, 1/15/18		522	534,313
2.38%, 1/15/27		806	839,772
U.S. Treasury Notes:
2.88%, 6/30/10 (c)		1,870	1,882,492
2.75%, 7/31/10 (c)		2,232	2,251,008
4.88%, 5/31/11 (c)		1,850	1,943,728
0.88%, 1/31/12		583	582,317
1.38%, 2/15/13		5,158	5,133,819
1.38%, 3/15/13		441	438,416
2.13%, 11/30/14		1,582	1,561,236

		Par
U.S. Treasury Obligations		(000)	Value

U.S. Treasury Notes (concluded):
2.38%, 12/31/14	USD	3,124	$3,146,757
2.25%, 1/31/15		1,940	1,918,933
2.38%, 2/28/15		2,598	2,580,152
2.38%, 3/31/15		1,085	1,081,951
2.63%, 2/29/16		845	830,476
2.75%, 2/15/19		1,781	1,653,130

Total U.S. Treasury Obligations – 8.9%			27,024,321

Total Fixed Income Securities – 31.3%			95,246,455

Investment Companies		Shares

United States — 3.1%
Consumer Staples Select Sector
SPDR Fund		15,500	432,605
ETFS Platinum Trust (a)		2,400	394,296
Financial Select Sector SPDR Fund		54,500	870,365
Health Care Select Sector SPDR
Fund		15,800	506,864
iShares Dow Jones U.S.
Telecommunications Sector
Index Fund (m)		12,900	258,258
iShares Silver Trust (a)(m)		39,602	678,778
SPDR Gold Trust (a)		40,673	4,431,324
SPDR KBW Bank ETF		2,700	69,687
SPDR KBW Regional Banking ETF		7,100	186,162
Technology Select Sector SPDR
Fund		33,600	775,824
Telecom HOLDRs Trust		3,300	79,992
Utilities Select Sector SPDR Fund		26,600	788,158
Vanguard Telecommunication
Services ETF		400	22,484

			9,494,797

Vietnam — 0.1%
Vietnam Enterprise
Investments Ltd. - R Shares (a)		31,875	57,375
Vinaland Ltd. (a)		285,500	252,667

			310,042

Total Investment Companies – 3.2%			9,804,839

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Preferred Securities		(000)	Value

Capital Trusts

Singapore — 0.0%
DBS Capital Funding Corp.,
7.66% (i)(k)	USD	26	$26,702

Total Capital Trusts – 0.0%			26,702

Preferred Stocks		Shares

Brazil — 0.0%
Cia Brasileira, Class B (a)		578	19,326

Germany — 0.1%
Volkswagen AG		2,700	249,294

United States — 0.3%
Bunge Ltd., 4.88% (g)		924	82,005
El Paso Corp. (g):
4.99%		428	419,440
4.99% (b)		190	186,200
Mylan, Inc., 6.50% (g)		185	251,600
XL Capital Ltd., 10.75% (g)		2,945	84,845

			1,024,090

Total Preferred Stocks – 0.4%			1,292,710

Total Preferred Securities – 0.4%			1,319,412

Rights

Germany — 0.0%
Volkswagen AG (expires 4/13/10)		2,000	1,324

United States — 0.0%
Hydro-WGC (expires 7/01/10)		1,240,009	16,632

Total Rights – 0.0%			17,956

Warrants (n)

Canada — 0.0%
Kinross Gold Corp. (expires
9/03/13)		6,330	17,700
New Gold, Inc. (expires 4/03/12)		30,000	1,034

			18,734

United States — 0.2%
Bank of America Corp. (expires
1/16/19)		21,000	199,710

Warrants (n)		Shares	Value

United States (concluded)
Ford Motor Co. (expires 1/01/13)		28,529	$138,080
JPMorgan Chase & Co. (expires
10/28/18)		8,100	124,497

			462,287

Total Warrants – 0.2%			481,021

Total Long-Term Investments
(Cost – $253,815,320) – 91.9%			279,596,065

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds,
TempFund, Institutional
Class, 0.11% (m)(o)		3,337	3,337

		Beneficial Interest
		(000)

BlackRock Liquidity Series, LLC,
Money Market Series,
0.22% (m)(o)(p)	USD	235	235,000

			238,337

		Par
		(000)

Time Deposits — 0.0%
Australia – 0.0%
Brown Brothers Harriman & Co.,
2.89%, 4/01/10	AUD	6	5,086
Canada – 0.0%
Brown Brothers Harriman & Co.,
0.05%, 4/01/10	CAD	2	2,266
Europe – 0.0%
Brown Brothers Harriman & Co.,
0.04%, 4/01/10	EUR	1	1,578
Japan – 0.0%
Brown Brothers Harriman & Co.,
0.01%, 4/01/10	JPY	734	7,851

			16,781

U.S. Treasury Obligations — 7.1%
U.S. Treasury Bills (q):
0.04%, 4/01/10	USD	892	892,000
0.03%, 4/15/10		4,447	4,446,729
0.05%, 4/22/10		1,754	1,753,846
0.05%, 4/29/10		6,174	6,173,278
0.09%, 5/20/10		3,139	3,138,382
0.12%, 5/27/10		295	294,928
0.13%, 6/03/10		199	198,949
0.15%, 6/03/10		275	274,929
0.15%, 6/10/10		1,017	1,016,719
0.14%, 6/17/10		631	630,804
0.14%, 6/24/10		1,100	1,099,653

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

		Par
Short-Term Securities		(000)	Value

U.S. Treasury Bills (q) (concluded):
0.15%, 7/01/10	USD	1,770	$1,769,306

			21,689,523

Total Short-Term Securities
(Cost – $21,945,567) – 7.2%			21,944,641

Total Investments Before Structured
Options, Investments Sold Short and
Outstanding Options Written
(Cost – $275,760,887*) – 99.1%			301,540,706

Over-the-Counter Structured Options		Units

Credit Suisse Euro Stoxx Index Link,
expires 9/30/10, Broker Credit
Suisse International (r)		400	(3,294)

Total Over-the-Counter Structured
Options (Cost – $0) – 0.0%			(3,294)

Investments Sold Short		Shares

United States — (0.1)%
D.R. Horton, Inc.		11,200	(141,120)
Lowe's Cos., Inc.		7,000	(169,680)
Masco Corp.		5,200	(80,704)

Total Investments Sold Short
(Proceeds – $332,785) – (0.1)%			(391,504)

Options Written		Contracts

Exchange-Traded Call Options Written — (0.1)%
Advanced Micro Devices, Inc., Strike
Price USD 8, expires 7/17/10		185	(29,785)
Agrium, Inc., Strike Price USD 60,
expires 1/22/11		26	(40,430)
CF Industries Holdings, Inc., Strike
Price USD 85, expires 5/15/10		17	(14,620)
Corning, Inc.:
Strike Price USD 16, expires
5/15/10		2	(850)
Strike Price USD 19, expires
5/22/10		1	(164)
Dell, Inc., Strike Price USD 15,
expires 1/22/11		86	(15,738)
Goldman Sachs Group, Inc., Strike
Price USD 185, expires 4/17/10		8	(208)

Options Written	Contracts	Value

Exchange-Traded Call Options
Written (concluded)
JPMorgan Chase & Co., Strike Price
USD 44, expires 6/19/10	119	$(32,427)
Mattel, Inc., Strike Price USD 22.50,
expires 7/17/10	150	(21,375)
MetLife, Inc., Strike Price USD 41,
expires 6/19/10	26	(9,490)
Microsoft Corp., Strike Price USD 28,
expires 4/17/10	132	(18,348)
Millicom International Cellular SA,
Strike Price USD 85, expires
4/17/10	3	(1,560)
Transocean Ltd., Strike Price
USD 85, expires 1/22/11	10	(9,550)
UnitedHealth Group, Inc., Strike Price
USD 30, expires 6/19/10	106	(37,895)
WellPoint, Inc., Strike Price USD 60,
expires 6/19/10	49	(29,645)

		(262,085)

Exchange-Traded Put Options Written — 0.0%
Goldman Sachs Group, Inc., Strike
Price USD 155, expires 4/17/10	8	(248)

Total Options Written
(Premiums Received – $231,407) – (0.1)%		(262,333)

Total Investments, Net of Structured Options,
Investments Sold Short and Outstanding
Options Written – 98.9%		300,883,575

Other Assets Less Liabilities – 1.1%		3,295,181

Net Assets – 100.0%		$304,178,756

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$277,707,359

Gross unrealized appreciation	$37,817,133
Gross Net unrealized unrealized appreciation depreciation	(13,987,080)

$23,830,053

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	Security, or a portion of security, is on loan.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(f)	When-issued security. Unsettled when-issued transactions were as follows:

	Market	Unrealized
Counterparty	Value	Appreciation

Bank of America NA	$385,313	$10,313
Deutsche Bank Securities	$106,754	---

(g)	Convertible security.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments. (i) Variable rate security. Rate shown is as of report date.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(m)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain	Income

BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	-	$3,256,597[1]	-	$79
BlackRock
Liquidity
Series, LLC,
Money Market
Series	$235,000[2]	-	-	$11
iShares Dow
Jones U.S.
Telecommunic
ations Sector
Index Fund	-	-	-	-
iShares Silver
Trust	-	$61,238	$15,399	-[3]

[1]Represents net sale cost.
[2]Represents net purchase cost. [3]Non-income producing security.
(n)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(o)	Represents the current yield as of report date.
(p)	Security was purchased with the cash collateral from loaned securities.
(q)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(r)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.453 and (b) one call option on the index with a strike of 2,970.632. The Fund holds 400 units of the structure. On March 31, 2010, the EuroStoxx 50 Index was 2,931.16. At this time, the value of the structured option was ($3,294) based on a price of ($8.2354) per unit. The option expires on September 30, 2010.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

						Unrealized
			Expiration		Notional	Appreciation
Contracts	Issue	Exchange	Date		Value	(Depreciation)

5	Dax Index		June
	25 Euro	Eurex	2010	USD	1,027,947	$8,936
25	DJ Euro		June
	Stoxx 50	Eurex	2010	USD	957,859	4,822
4		NYSE
	FTSE 100	LIFFE-	June
	Index	London	2010	USD	340,564	(7)

Total						$13,751

• Financial futures contracts sold as of March 31, 2010 were as follows:

						Unrealized
			Expiration		Notional	Appreciation
Contracts	Issue	Exchange	Date		Value	(Depreciation)

2	Hang
	Seng
	Index		April
	Future	Hong Kong	2010	USD	272,548	$(885)
4	IBEX 35		April
	Plus Index	Madrid	2010	USD	600,812	15,086
4	MSCI
	Singapore
	IX ETS		April
	Future	Singapore	2010	USD	195,791	1,359
29	S&P 500	Chicago	June
	Index	Mercantile	2010	USD	8,396,831	(50,869)
1	S&P TSE		June
	60 Index	Montreal	2010	USD	138,727	313
26	Yen
	Denom	Chicago	June
	Nikkei	Mercantile	2010	USD	1,460,731	(88,312)

Total						$(123,308)

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

  Foreign currency exchange contracts as of March 31, 2010 were as follows:

						Unrealized
Currency		Currency		Counter-	Settlement	Appreciation
Purchased		Sold		party	Date	(Depreciation)

CHF	574,747	EUR	401,500	UBS AG	4/01/10	$2,805
CHF	7,857	USD	7,464	Brown Brothers	4/01/10	(12)
				Harriman & Co.
EUR	401,500	CHF	582,605	UBS Securities	4/01/10	(10,261)
EUR	729,900	USD	1,001,043	Barclays Bank Plc	4/01/10	(15,198)
EUR	493,800	USD	679,049	UBS Securities	4/01/10	(12,094)
HKD	973	USD	125	Morgan Stanley	4/01/10	-
				Capital Services, Inc.
USD	980,986	EUR	729,900	Barclays Bank Plc	4/01/10	(4,860)
USD	416,468	EUR	309,641	Credit Suisse	4/01/10	(1,752)
				International
USD	663,025	EUR	493,800	UBS AG	4/01/10	(3,930)
USD	247,974	GBP	164,286	Brown Brothers	4/01/10	(1,330)
				Harriman & Co.
USD	42,296	JPY	3,933,540	Goldman Sachs	4/02/10	222
				Bank USA
BRL	78,466	USD	44,020	Brown Brothers	4/05/10	58
				Harriman & Co.
THB	362,197	USD	11,204	Brown Brothers	4/05/10	-
				Harriman & Co
BRL	131,881	USD	74,141	Brown Brothers	4/06/10	(72)
				Harriman & Co.
USD	111,867	EUR	82,730	UBS AG	4/06/10	128
EUR	354,759	USD	480,715	JPMorgan Chase	4/08/10	(1,557)
				Bank NA
KRW	927,830,000	USD	809,978	Deutsche Bank AG	4/08/10	9,801
KRW	342,015,000	USD	299,257	UBS AG	4/08/10	2,928
USD	782,371	GBP	521,233	Credit Suisse	4/08/10	(8,558)
				International
USD	338,226	ZAR	2,485,880	UBS AG	4/08/10	(2,567)
JPY	7,674,877	USD	83,522	Credit Suisse	4/09/10	(1,426)
				International
EUR	718,800	USD	981,495	Credit Suisse	4/09/10	(10,641)
				International
EUR	440,500	USD	587,860	Deutsche Bank AG	4/09/10	7,106
EUR	442,000	USD	590,087	UBS AG	4/09/10	6,905
USD	1,300,000	JPY	120,368,300	Credit Suisse	4/09/10	12,448
				International
USD	400,000	JPY	37,166,000	JPMorgan Chase	4/15/10	2,430
				Bank NA
EUR	401,500	CHF	574,687	UBS AG	4/16/10	(2,805)
EUR	729,900	USD	981,011	Barclays Bank Plc	4/16/10	4,844
EUR	493,800	USD	663,040	UBS AG	4/16/10	3,922
CNY	1,871,800	USD	280,000	JPMorgan Chase	10/13/10	(5,101)
				Bank NA

Total						$(28,567)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

  Total return swaps outstanding as of March 31, 2010 were as follows:

Interest				Notional
Payable				Amount	Unrealized
Rate	Counter-party	Expiration		(000)	Appreciation[1]

(0.60)%[2]	BNP Paribas SA	September	USD	1,283	$81,823
		2010
(0.47)%[3]	Deutsche	September	USD	770	49,094
	Bank AG	2010
(0.49)% [4]	BNP Paribas SA	September	USD	553	35,247
		2010
(0.46)%[5]	JPMorgan Chase	February	USD	951	61,042
	Bank NA	2011
(0.46)%[5]	JPMorgan Chase	February	USD	160	3,338
	Bank NA	2011

Total					$230,544

1Based on the change in the return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index.
2Based on the 3-month LIBOR minus 0.85%.
3Based on the 3-month LIBOR minus 0.72%.
4Based on the 3-month LIBOR minus 0.74%.
5Based on the 3-month LIBOR minus 0.71%.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$2,289,382	—	$2,289,382
Austria	—	77,531	—	77,531
Belgium	$96,250	275,218	—	371,468
Brazil	7,418,226	--	—	7,418,226
Canada	8,633,295	--	—	8,633,295
Chile	295,249	--	—	295,249
China	268,925	4,478,040	—	4,746,965
Egypt	—	349,291	—	349,291
Finland	—	105,237	—	105,237
France	21,556	1,881,959	—	1,903,515
Germany	13,530	431,206	—	444,736
Hong Kong	--	2,089,417	—	2,089,417
India	--	1,936,386	—	1,936,386
Indonesia	--	471,378	—	471,378
Ireland	312,496	—	—	312,496
Israel	680,045	--	—	680,045
Italy	—	178,296	—	178,296
Japan	22,992	20,643,891	—	20,666,883
Kazakhstan	740,100	—	—	740,100
Luxembourg	26,745	—	—	26,745
Malaysia	—	993,585	—	993,585
Mexico	592,021	—	—	592,021
Netherlands	149,830	307,814	—	457,644
Norway	—	325,219	—	325,219
Philippines	138,528	6,025	—	144,553
Russia	4,459,767	—	—	4,459,767

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks (concluded):
Singapore	—	$2,607,492	—	$2,607,492
South Africa	$119,250	306,655	—	425,905
South Korea	691,797	2,261,966	—	2,953,763
Spain	—	325,129	—	325,129
Switzerland	669,774	2,095,112	—	2,764,886
Taiwan	391,709	2,082,106	—	2,473,815
Thailand	—	688,179	—	688,179
Turkey	—	985,628	—	985,628
United Kingdom	2,196,213	3,177,344	—	5,373,557
United States	93,275,601	142,997	—	93,418,598
Asset-Backed
Securities	—	—	$5,000	5,000
Corporate Bonds	—	36,764,003	7,422,026	44,186,029
Floating Rate Loan
Interests	—	—	300,000	300,000
Foreign Agency
Obligations	—	23,033,318	654,274	23,687,592
U.S. Treasury
Obligations	—	27,024,321	—	27,024,321
Investment
Companies	9,804,839	—	—	9,804,839
Capital Trusts	—	26,702	—	26,702
Preferred Stocks	585,739	687,645	19,326	1,292,710
Rights	—	17,956	—	17,956
Structured Notes	—	—	43,513	43,513
Warrants	481,021	—	—	481,021
Short-Term Securities:
Money Market
Funds	3,337	235,000	—	238,337
Time Deposits	—	16,781	—	16,781
U.S. Treasury
Obligations	—	21,689,523	—	21,689,523
Liabilities:
Investments in Securities:
Long-Term Investments:
Investments Sold
Short	(391,504)	--	--	(391,504)

Total	$131,697,331	$161,007,732	$8,444,139	$301,149,202

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$30,516	$230,544	---	$261,060
Foreign
currency
exchange
contracts	---	53,597	---	53,597
Liabilities:
Equity contracts	(402,406)	---	$(3,294)	(405,700)
Foreign
currency
exchange
contracts	---	(82,164)	---	(82,164)

Total	$(371,890)	$201,977	$(3,294)	$(173,207)

1Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Foreign
	Asset-Backed	Corporate	Floating Rate	Government
Assets/Liabilities:	Securities	Bonds	Loan Interests	Obligations

Balance, as of December 31, 2009	$2,000	$8,066,782	$300,000	$628,555
Accrued discounts/premiums	101	86,451	-	(163)
Net realized gain (loss)	-	74,274	-	-
Net change in unrealized
appreciation/depreciation[1]	2,899	(15,911)	-	25,882
Purchases	-	513,993	-	-
Sales	-	(1,731,291)	-	-
Transfers in2	-	590,958	-	-
Transfers out[2]	-	(163,230)	-	-

Balance, as of March 31, 2010	$5,000	$7,422,026	$300,000	$654,274

	Preferred	Structured
	Stocks	Notes	Total

Balance, as of December 31, 2009	$36,711	$70,414	$9,104,462
Accrued discounts/premium	-	28	86,417
Net realized gain (loss)	16	122	74,412
Net change in unrealized
appreciation/depreciation[1]	(8,785)	(42)	4,043
Purchases	-	-	513,993
Sales	(8,616)	(27,009)	(1,766,916)
Transfers in2	-	-	590,958
Transfers out[2]	-	-	(163,230)

Balance, as of March 31, 2010	$19,326	$43,513	$8,444,139

1The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $19,490.
2The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

Equity
Assets/Liabilities:	Contracts

Balance, as of December 31, 2009	$442,500
Accrued discounts/premium	-
Net realized gain (loss)	194,901
Net change in unrealized
appreciation/depreciation	(445,794)
Purchases
Sales	(194,901)
Transfers in1
Transfers out[1]	-

Balance, as of March 31, 2010	$(3,294)

[1]The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	19

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Capital Markets — 0.6%
CDP Financial, Inc., 3.00%,
11/25/14 (a)	$735	$723,710

Commercial Banks — 1.7%
Dexia Credit Local, 2.00%,
3/05/13 (a)	375	372,570
Eksportfinans ASA:
1.88%, 4/02/13	995	991,150
3.00%, 11/17/14	560	562,151
Royal Bank of Scotland Group Plc,
2.63%, 5/11/12 (a)	125	127,621

		2,053,492

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%,
11/03/14 (a)	490	496,249

Total Corporate Bonds – 2.7%		3,273,451

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau,
2.75%, 10/21/14	755	756,599
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	45	47,899
Series E, 5.25%, 7/02/12	160	173,254
Province of Ontario, Canada:
4.10%, 6/16/14	25	26,707
Series 1, 1.88%, 11/19/12	445	448,231
Qatar Government International
Bond, 4.00%, 1/20/15 (a)	260	264,810

Total Foreign Agency Obligations – 1.4%		1,717,500

Non-Agency Mortgage-Backed
Securities

Collateralized Mortgage Obligations — 1.9%
Countrywide Alternative Loan Trust,
Series 2008-2R:
Class 3A1, 6.00%, 8/25/37	822	560,617
Class 4A1, 6.25%, 8/25/37	1,769	1,422,164
Residential Funding Mortgage
Securities I, Series 2007-S2,
Class A3, 6.00%, 2/25/37	277	267,488

Total Non-Agency Mortgage-
Backed Securities – 1.9%		2,250,269

U.S. Government Sponsored	Par
Agency Securities	(000)	Value

Agency Obligations — 2.4%
Fannie Mae, 2.63%, 11/20/14	$775	$775,050
Freddie Mac, 1.13%, 12/15/11	2,100	2,104,796

		2,879,846

Collateralized Mortgage Obligations — 4.1%
Freddie Mac Mortgage-Backed
Securities, Series 3207, Class NB,
6.00%, 11/15/30	500	512,381
Ginnie Mae Mortgage-Backed
Securities, Class Z (b):
Series 2004-43, 4.50%,
6/16/44	2,266	1,889,695
Series 2004-45, 5.68%,
6/16/45	2,430	2,496,654

		4,898,730

Federal Deposit Insurance Corporation Guaranteed — 2.2%
Citibank NA, 1.75%, 12/28/12	870	872,473
General Electric Capital Corp.:
2.00%, 9/28/12	700	709,529
2.13%, 12/21/12	1,050	1,063,737

		2,645,739

Interest Only Collateralized Mortgage Obligations — 5.1%
Fannie Mae Mortgage-Backed
Securities (b):
Series 2006-58, Class SI,
6.29%, 7/25/36	3,295	388,229
Series 2010-2, Class SG, 6.20%,
10/25/39	5,926	725,561
Freddie Mac Mortgage-Backed
Securities, Series 3153, Class SI,
6.36%, 5/15/36 (b)	3,790	472,930
Ginnie Mae Mortgage-Backed
Securities:
Series 2002-83, Class IO,
0.71%, 10/16/42 (b)	18,453	297,680
Series 2003-17, Class IO,
0.62%, 3/16/43 (b)	27,907	613,456
Series 2003-109, Class IO,
0.85%, 11/16/43 (b)	17,220	406,601
Series 2004-9, Class IO, 0.80%,
3/16/34 (b)	10,295	246,943
Series 2004-77, Class IO,
0.64%, 9/16/44 (b)	61,731	1,517,503
Series 2006-49, Class SA,
6.22%, 2/20/36 (b)	1,770	175,056
Series 2007-23, Class ST,
5.96%, 4/20/37 (b)	1,522	149,892
Series 2009-26, Class SC,
5.95%, 1/16/38 (b)	2,218	260,536
Series 2009-79, Class IC,
6.00%, 8/20/39	5,754	844,662

		6,099,049

Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Government Income Portfolio (Percentages shown are based on net assets)

U.S. Government Sponsored	Par
Agency Securities	(000)	Value

Mortgaged-Backed Securities — 226.4%
Fannie Mae Mortgage-Backed
Securities:
4.00%, 4/01/25 - 4/15/40 (c)	$4,900	$4,854,249
4.50%, 4/01/38 - 5/15/40 (c)	104,687	104,924,572
5.00%, 4/15/25 - 4/15/40 (c)	31,139	32,212,204
5.08%, 11/01/35 (b)	1,370	1,431,986
5.50%, 11/01/21 - 6/15/40 (c)	49,056	51,748,171
6.00%, 4/01/35 -
5/15/40 (c)(d)	21,276	22,653,094
6.50%, 4/15/40 - 5/15/40 (c)	20,400	22,058,500
Freddie Mac Mortgage-Backed
Securities:
4.50%, 4/01/40 (c)	5,000	5,010,940
5.00%, 4/15/25 (c)	700	738,938
6.00%, 6/01/37 - 5/15/40 (c)	11,803	12,652,393
8.00%, 3/01/30 - 6/01/31	48	56,402
Ginnie Mae Mortgage-Backed
Securities:
5.00%, 4/21/40	1,700	1,764,812
5.50%, 4/15/40 (c)	9,000	9,518,904

		269,625,165

Total U.S. Government Sponsored
Agency Securities – 240.2%		286,148,529

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21	1,705	2,339,581
8.00%, 11/15/21 (e)	8,450	11,513,125
U.S. Treasury Notes:
0.88%, 2/29/12	7,710	7,694,040
3.63%, 2/15/20 (f)	33,210	32,644,400
8.75%, 5/15/20 (f)	2,850	4,016,719

Total U.S. Treasury Obligations – 48.9%		58,207,865

Total Long-Term Investments
(Cost – $352,432,553) – 295.1%		351,597,614

Short-Term Securities	Shares

BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.11% (g)(h)	11,636,870	11,636,870

Total Short-Term Securities
(Cost – $11,636,870) – 9.8%		11,636,870

	Contracts
Options Purchased	(i)	Value

Over-the-Counter Call Swaptions — 0.1%
Receive a fixed rate of 1.12% and
pay a floating rate based on 3-
month LIBOR, Expires 4/26/10,
Broker Morgan Stanley Capital
Services, Inc.	8	$4,131
Receive a fixed rate of 4.25% and
pay a floating rate based on 3-
month LIBOR, Expires 5/14/10,
Broker Royal Bank of Scotland Plc	2	9,312
Receive a fixed rate of 1.20% and
pay a floating rate based on 3-
month LIBOR, Expires 9/02/10,
Broker Citibank NA	10	34,128
Receive a fixed rate of 1.15% and
pay a floating rate based on 3-
month LIBOR, Expires 9/03/10,
Broker Deutsche Bank AG	10	30,443

		78,013

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 1.92% and receive
a floating rate based on 3-month
LIBOR, Expires 9/02/10, Broker
Morgan Stanley Capital
Services, Inc.	10	4,262
Pay a fixed rate of 1.95% and receive
a floating rate based on 3-month
LIBOR, Expires 9/18/10, Broker
Citibank NA	10	4,161

		8,423

Total Options Purchased
(Cost – $212,951) – 0.1%		86,436

Total Investments Before TBA Sale
Commitments

(Cost – $364,282,374*) – 305.0%		363,320,920

	Par
TBA Sale Commitments (c)	(000)

Fannie Mae Mortgage-Backed
Securities:
4.50%, 4/01/38 - 5/15/40	$98,800	(99,016,174)
5.00%, 4/15/25 - 4/15/40	20,500	(21,163,210)
5.50%, 11/01/21 – 6/15/40	32,500	(34,251,945)
6.00%, 4/01/35 - 5/15/40	18,100	(19,225,603)
6.50%, 4/15/40 - 5/15/40	17,300	(18,748,875)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Government Income Portfolio (Percentages shown are based on Net Assets)

Par
TBA Sale Commitments (c)	(000)	Value

Freddie Mac Mortgage-Backed
Securities:
5.00%, 4/15/25	$700	$(738,938)
6.00%, 6/01/37 - 5/15/40	6,800	(7,296,189)
Ginnie Mae Mortgage-Backed
Securities, 5.50%, 4/15/40	8,900	(9,404,861)

Total TBA Sale Commitments
(Proceeds – $210,278,305) – (176.2)%		(209,845,795)

Total Investments, Net of TBA Sale
Commitments – 128.8%		153,475,125
Liabilities in Excess of Other Assets – (28.8)%		(34,364,015)

Net Assets – 100.0%		$119,111,110

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$364,282,374

Gross unrealized appreciation	$1,784,154
Gross unrealized depreciation	(2,745,608)

Net unrealized depreciation	$(961,454)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$16,210,817	$(144,361)
Bank of America NA	$9,683,249	$(4,522)
Barclays Capital Plc	$4,209,190	$(32,810)
CitiGroup Global Markets	$(7,812,283)	$(56,537)
Credit Suisse Securities LLC	$(15,383,110)	$79,519
Deutsche Bank Securities, Inc.	$6,826,921	$(23,712)
Goldman Sachs & Co.	$19,738,887	$(133,766)
Greenwich Financial Services	$(2,318,593)	$(4,468)
JPMorgan Securities, Ltd.	$14,804,408	$(37,037)
Morgan Stanley Capital Services,
Inc.	$(30,746,721)	$189,279
Nomura Securities International, Inc.$	(5,261,712)	$(109,883)
UBS Securities	$(3,197,842)	$7,267
Wells Fargo Bank NA	$1,582,032	$(3,281)

(d)	All or a portion of security has been pledged as collateral in connection with swaps.
(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(g)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	$11,191,852	$1,733

(h)	Represents the current yield as of report date.
(i)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

290	10-Year U.S.
	Treasury Bond	June 2010	$33,870,560	$(158,060)
19	30-Year U.S.
	Treasury Bond	June 2010	$2,317,036	(37,630)

Total				$(195,690)

• Financial futures contracts sold as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

295	2-Year U.S.
	Treasury Bond	June 2010	$64,026,162	$24,990
118	5-Year U.S.
	Treasury Bond	June 2010	$13,642,990	91,427
18	30-Year U.S.
	Treasury Bond	June 2010	$2,113,119	22,869
13	Euro Dollar
	Future	June 2010	$3,237,160	(815)
13	Euro Dollar	September
	Future	2010	$3,230,023	(2,590)
13	Euro Dollar	December
	Future	2010	$3,219,585	(3,440)
10	Euro Dollar
	Future	March 2011	$2,469,025	(1,475)
10	Euro Dollar
	Future	June 2011	$2,458,819	(2,306)
10	Euro Dollar	September
	Future	2011	$2,449,795	(2,205)
10	Euro Dollar	December
	Future	2011	$2,441,245	(1,880)
2	Euro Dollar
	Future	March 2012	$487,419	344

Total				$124,919

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock Government Income Portfolio
  Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Barclays Capital, Inc.	(0.12)%	3/30/10	4/01/10	$17,828,441	$17,828,500

  Interest rate swaps outstanding as of March 31, 2010 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

1.62%(a)	3-month LIBOR	JPMorgan Chase Bank NA	June 2011	$29,000	$(33,559)
1.12%(a)	3-month LIBOR	BNP Paribas	January 2012	$9,300	(12,604)
1.14%(b)	3-month LIBOR	BNP Paribas	February 2012	$4,800	5,920
1.10%(b)	3-month LIBOR	Deutsche Bank AG	February 2012	$4,600	2,256
1.13%(b)	3-month LIBOR	Goldman Sachs International	February 2012	$2,600	2,849
3.16%(b)	3-month LIBOR	Deutsche Bank AG	June 2014	$1,700	52,563
3.11%(b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2014	$2,500	72,567
2.91%(b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2014	$7,900	160,307
2.90%(a)	3-month LIBOR	Credit Suisse International	August 2014	$3,400	(62,310)
3.05%(a)	3-month LIBOR	Credit Suisse International	August 2014	$6,600	(165,309)
2.79%(a)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	$790	(7,403)
2.69%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	$3,000	2,043
2.75%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	$1,300	(2,331)
2.73%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	$2,200	(1,404)
3.80%(b)	3-month LIBOR	Deutsche Bank AG	June 2019	$4,000	32,846
4.07%(b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2019	$3,400	100,359
3.90%(b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2019	$8,500	129,774
3.68%(b)	3-month LIBOR	Deutsche Bank AG	August 2019	$3,100	(10,429)
3.50%(b)	3-month LIBOR	Citibank NA	September 2019	$1,500	(28,520)
3.47%(b)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	$3,000	(65,783)
3.43%(a)	3-month LIBOR	Deutsche Bank AG	October 2019	$700	17,894
4.80%(a)	3-month LIBOR	Deutsche Bank AG	October 2019	$21,000	(930,950)
3.70%(b)	3-month LIBOR	Credit Suisse International	December 2019	$1,200	(7,385)
3.40%(a)	3-month LIBOR	Deutsche Bank AG	December 2019	$4,000	121,204
3.50%(b)	3-month LIBOR	Deutsche Bank AG	December 2019	$500	(11,211)
3.89%(b)	3-month LIBOR	BNP Paribas	January 2020	$1,200	10,932
3.93%(b)	3-month LIBOR	BNP Paribas	January 2020	$1,500	19,140
3.89%(b)	3-month LIBOR	Credit Suisse International	January 2020	$1,700	15,555
3.75%(b)	3-month LIBOR	Citibank NA	February 2020	$1,500	(5,308)
3.71%(a)	3-month LIBOR	Deutsche Bank AG	February 2020	$3,400	24,145
3.78%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	$1,200	737
3.75%(b)	3-month LIBOR	Royal Bank of Scotland Plc	February 2020	$2,400	(9,190)
3.68%(b)	3-month LIBOR	BNP Paribas	March 2020	$1,800	(17,358)
3.77%(b)	3-month LIBOR	Citibank NA	March 2020	$1,600	(4,626)
3.68%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	$700	7,251
3.75%(a)	3-month LIBOR	Deutsche Bank AG	March 2020	$3,000	15,659
3.83%(a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	$1,400	(2,425)
3.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	$1,500	12,991
3.71%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	$1,600	12,768
3.64%(a)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	$2,400	32,747
4.35%(a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	$1,000	24,356
4.44%(a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	$700	8,246
4.52%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	$600	1,097

Total					$(491,899)

(a) Pays fixed interest rate and receives floating rate.
(b) Pays floating interest rate and receives fixed rate.

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Government Income Portfolio

  For Portfolio compliance purposes, the Portfolios industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$351,597,614	—	$351,597,614
Short-Term Securities	$11,636,870	—	—	11,636,870
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(209,845,795)	—	(209,845,795)

Total	$11,636,870	$141,751,819	—	$153,388,689

[1] See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$139,630	$972,642	—	$1,112,272
Liabilities:
Interest rate contracts	(210,401)	(1,378,105)	—	(1,588,506)

Total	$(70,771)	$(405,463)	—	$(476,234)

[2]	Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	5

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.3%
Lear Corp. (a)	2,218	$175,998

Construction Materials — 0.0%
Nortek, Inc. (a)	160	6,400

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	14,935	1,061

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)	13,964	34,372
Ainsworth Lumber Co. Ltd. (a)(b)	15,671	38,574

		72,946

Wireless Telecommunication Services — 0.1%
FiberTower Corp. (a)	15,308	71,182

Total Common Stocks – 0.6%		327,587

	Par
Corporate Bonds	(000)

Aerospace & Defense — 0.2%
Spirit Aerosystems, Inc., 7.50%,
10/01/17 (b)	$100	102,500

Airlines — 0.7%
Delta Air Lines, Inc., Series B, 9.75%,
12/17/16	110	113,300
United Air Lines, Inc., 12.75%,
7/15/12	200	219,750

		333,050

Auto Components — 1.1%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14	7	6,784
The Goodyear Tire & Rubber Co.:
8.63%, 12/01/11	194	201,760
8.75%, 8/15/20	—(c)	395
Icahn Enterprises LP (b):
4.00%, 8/15/13 (d)(e)	50	44,250
8.00%, 1/15/18	340	327,675

		580,864

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)	134	135,565

Building Products — 1.2%
Associated Materials LLC, 9.88%,
11/15/16	90	97,200
Building Materials Corp. of America,
7.00%, 2/15/20 (b)	80	81,000
CPG International I, Inc., 10.50%,
7/01/13	250	250,625
Goodman Global Group, Inc.,
12.49%, 12/15/14 (b)(f)	65	38,025
Ply Gem Industries, Inc., 11.75%,
6/15/13	145	152,975

		619,825

Par
Corporate Bonds	(000)	Value

Capital Markets — 0.1%
E*Trade Financial Corp. (e)(f):
3.52%, 8/31/19 (b)	$37	$59,062
Series A, 4.07%, 8/31/19	1	1,596

		60,658

Chemicals — 3.3%
American Pacific Corp., 9.00%,
2/01/15	120	118,950
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	45	47,081
Hexion Finance Escrow LLC, 8.88%,
2/01/18 (b)	145	142,825
Hexion U.S. Finance Corp., 9.75%,
11/15/14	135	137,700
Huntsman International LLC (b):
5.50%, 6/30/16	140	127,050
8.63%, 3/15/20	75	75,375
Innophos, Inc., 8.88%, 8/15/14	100	103,000
Koppers, Inc., 7.88%, 12/01/19 (b)	85	87,550
LBI Escrow Corp., 8.00%,
11/01/17 (b)(g)	435	451,388
MacDermid, Inc., 9.50%, 4/15/17 (b)	130	133,575
Nalco Co., 8.25%, 5/15/17 (b)	100	106,250
Nova Chemicals Corp., 8.63%,
11/01/19 (b)	140	144,200

		1,674,944

Commercial Services & Supplies — 2.5%
ARAMARK Corp., 3.75%, 2/01/15 (d)	150	139,500
International Lease Finance Corp.,
8.63%, 9/15/15 (b)	265	270,898
Iron Mountain, Inc., 8.38%, 8/15/21	130	135,200
Mobile Services Group, Inc., 9.75%,
8/01/14	120	124,200
RSC Equipment Rental, Inc., 10.00%,
7/15/17 (b)	150	159,000
Scientific Games International, Inc.,
9.25%, 6/15/19	5	5,288
West Corp.:
9.50%, 10/15/14	300	308,250
11.00%, 10/15/16	140	148,400

		1,290,736

Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13	161	172,363
Texas Industries, Inc., 7.25%,
7/15/13	80	78,600

		250,963

Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)	140	143,850
Ford Motor Credit Co. LLC, 8.00%,
12/15/16	350	368,768

		512,618

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Par
Corporate Bonds	(000)	Value

Containers & Packaging — 4.3%
Ball Corp.:
7.38%, 9/01/19	$90	$94,838
6.75%, 9/15/20	95	96,662
Berry Plastics Corp.:
8.88%, 9/15/14	90	87,863
8.25%, 11/15/15	130	130,812
Cascades, Inc., 7.75%, 12/15/17 (b)	100	100,750
Crown Americas LLC, 7.63%,
5/15/17 (b)	100	104,250
Graphic Packaging International,
Inc., 9.50%, 6/15/17	195	208,162
Greif, Inc., 7.75%, 8/01/19	50	52,000
Impress Holdings BV, 3.38%,
9/15/13 (b)(d)	330	318,450
Owens-Brockway Glass Container,
Inc., 8.25%, 5/15/13	300	303,750
Packaging Dynamics Finance Corp.,
10.00%, 5/01/16 (b)	160	119,400
Pregis Corp., 12.38%, 10/15/13	185	187,775
Rock-Tenn Co., 5.63%, 3/15/13	80	82,200
Sealed Air Corp., 7.88%, 6/15/17 (b)	140	152,016
Solo Cup Co., 10.50%, 11/01/13	175	184,625

		2,223,553

Diversified Financial Services — 7.0%
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16	130	143,000
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/16	10	10,350
10.25%, 5/01/17	30	31,499
CIT Group, Inc.:
7.00%, 5/01/16	274	252,326
7.00%, 5/01/17	1,277	1,177,972
GMAC, Inc.:
7.25%, 3/02/11	50	50,875
6.00%, 12/15/11	150	150,375
6.88%, 8/28/12	30	30,413
7.50%, 12/31/13	80	81,400
6.75%, 12/01/14	220	218,900
8.30%, 2/12/15 (b)	360	378,000
8.00%, 3/15/20 (b)	220	225,500
8.00%, 11/01/31	190	181,450
Leucadia National Corp., 8.13%,
9/15/15	250	259,062
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)	325	333,937
Southern Star Central Corp., 6.75%,
3/01/16 (b)	80	80,900

		3,605,959

Diversified Telecommunication Services — 2.9%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12	165	160,462
ITC Deltacom, Inc., 10.50%,
4/01/16 (b)(g)	110	109,587
Level 3 Financing, Inc., 10.00%,
2/01/18 (b)	40	38,200

Par
Corporate Bonds	(000)	Value

Diversified Telecommunication Services (concluded)
New Communications Holdings,
Inc. (b)(g):
7.88%, 4/15/15	$85	$87,338
8.25%, 4/15/17	85	86,488
8.50%, 4/15/20	80	80,600
Qwest Communications International,
Inc.:
8.00%, 10/01/15 (b)	100	106,500
Series B, 7.50%, 2/15/14	370	376,475
Qwest Corp., 8.38%, 5/01/16	140	157,500
TW Telecom Holdings, Inc., 8.00%,
3/01/18 (b)	40	40,900
Wind Acquisition Finance SA,
10.75%, 12/01/15 (b)	140	151,200
Windstream Corp.:
8.13%, 8/01/13	20	20,950
7.88%, 11/01/17	80	78,800

		1,495,000

Electric Utilities — 1.0%
FPL Energy National Wind Portfolio,
LLC, 6.13%, 3/25/19 (b)	157	150,852
Homer City Funding LLC, 8.14%,
10/01/19	73	71,540
IPALCO Enterprises, Inc., 7.25%,
4/01/16 (b)	60	62,250
NSG Holdings LLC, 7.75%,
12/15/25 (b)	255	229,500

		514,142

Energy Equipment & Services — 1.6%
Cie Generale de Geophysique-
Veritas, 9.50%, 5/15/16	75	80,250
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17	195	195,000
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b)	355	358,550
North American Energy Alliance LLC,
10.88%, 6/01/16 (b)	105	111,825
North American Energy Partners,
Inc., 8.75%, 12/01/11	40	40,000
Parker Drilling Co., 9.13%, 4/01/18 (b)	40	40,950

		826,575

Food & Staples Retailing — 1.0%
Rite Aid Corp., 9.75%, 6/12/16	480	516,000

Food Products — 0.7%
B&G Foods, Inc., 7.63%, 1/15/18	40	40,750
Reddy Ice Corp., 11.25%, 3/15/15 (b)	80	84,000
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)	195	217,425
TreeHouse Foods, Inc., 7.75%,
3/01/18	30	31,125

		373,300

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Par
Corporate Bonds	(000)	Value

Health Care Equipment & Supplies — 1.7%
DJO Finance LLC:
10.88%, 11/15/14	$165	$179,231
10.88%, 11/15/14 (b)	120	130,350
Fresenius US Finance II, Inc., 9.00%,
7/15/15 (b)	205	228,575
Hologic, Inc., 2.00%, 12/15/37 (e)(h)	380	340,100

		878,256

Health Care Providers & Services — 4.3%
Community Health Systems, Inc.,
Series WI, 8.88%, 7/15/15	235	243,225
HCA, Inc.:
9.13%, 11/15/14	160	169,000
7.25%, 9/15/20 (b)	465	471,394
LifePoint Hospitals, Inc., 3.50%,
5/15/14 (e)	20	19,950
Tenet Healthcare Corp. (b):
9.00%, 5/01/15	397	427,767
10.00%, 5/01/18	372	416,640
8.88%, 7/01/19	65	70,363
Vanguard Health Holding Co. II LLC,
8.00%, 2/01/18 (b)	235	228,537
Viant Holdings, Inc., 10.13%,
7/15/17 (b)	147	146,633

		2,193,509

Health Care Technology — 0.9%
IMS Health, Inc., 12.50%, 3/01/18 (b)	415	482,956

Hotels, Restaurants & Leisure — 2.5%
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(i)	25	281
Greektown Holdings, LLC, 10.75%,
12/01/13 (a)(b)(i)	80	7,200
HRP Myrtle Beach Operations LLC,
0.00%, 4/01/12 (a)(b)(i)	250	25
Harrah's Operating Co., Inc., 11.25%,
6/01/17	200	215,500
MGM Mirage:
13.00%, 11/15/13	45	52,425
10.38%, 5/15/14 (b)	200	220,500
11.13%, 11/15/17 (b)	295	331,875
Pinnacle Entertainment, Inc., 8.63%,
8/01/17 (b)	240	234,600
Scientific Games Corp., 0.75%,
12/01/24 (e)(h)	60	57,075
Travelport LLC:
4.88%, 9/01/14 (d)	30	29,400
9.88%, 9/01/14	40	41,800
Tropicana Entertainment LLC, Series
WI, 9.63%, 12/15/14 (a)(i)	15	13
Virgin River Casino Corp., 9.00%,
1/15/12 (a)(i)	100	50,000
Waterford Gaming LLC, 8.63%,
9/15/14 (b)	113	61,585

		1,302,279

	Par
Corporate Bonds	(000)	Value

Household Durables — 1.6%
Ashton Woods USA LLC, 16.20%,
6/30/15 (b)(j)	$234	$93,600
Beazer Homes USA, Inc.:
6.88%, 7/15/15	75	66,000
12.00%, 10/15/17	240	273,600
KB Home:
6.38%, 8/15/11	7	7,158
9.10%, 9/15/17	50	52,750
Pulte Homes, Inc., 6.38%, 5/15/33	10	8,000
Standard Pacific Corp.:
6.25%, 4/01/14	10	9,225
7.00%, 8/15/15	30	27,750
10.75%, 9/15/16	250	265,937

		804,020

Household Products — 0.2%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)	110	115,775

IT Services — 1.2%
Alliance Data Systems Corp., 1.75%,
8/01/13 (e)	315	320,119
First Data Corp.:
9.88%, 9/24/15	15	12,937
9.88%, 9/24/15	50	42,625
11.25%, 3/31/16	135	108,000
SunGard Data Systems, Inc., 9.13%,
8/15/13	150	153,750

		637,431

Independent Power Producers & Energy Traders — 3.7%
The AES Corp., 8.75%, 5/15/13 (b)	245	248,675
AES Eastern Energy LP, Series 99-B,
9.67%, 1/02/29	125	135,469
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (b)	335	342,537
Dynegy Holdings, Inc., 8.38%,
5/01/16	110	91,300
Energy Future Holdings Corp.:
10.88%, 11/01/17	175	129,938
11.25%, 11/01/17 (k)	293	201,307
10.00%, 1/15/20 (b)	325	338,812
NRG Energy, Inc.:
7.25%, 2/01/14	130	130,975
8.50%, 6/15/19	285	288,563

		1,907,576

Industrial Conglomerates — 1.3%
Sequa Corp. (b):
11.75%, 12/01/15	230	230,000
13.50%, 12/01/15 (k)	427	439,942

		669,942

Insurance — 0.1%
USI Holdings Corp., 4.13%,
11/15/14 (b)(d)	60	51,150

Internet & Catalog Retail — 0.0%
NetFlix, Inc., 8.50%, 11/15/17	20	21,000

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Par
Corporate Bonds	(000)	Value

Internet Software & Services — 0.2%
Equinix, Inc., 8.13%, 3/01/18	$110	$113,850

Leisure Equipment & Products — 0.3%
Brunswick Corp., 11.25%, 11/01/16 (b)	80	91,000
Easton-Bell Sports, Inc., 9.75%,
12/01/16 (b)	55	57,887
True Temper Sports, Inc., 8.38%,
9/15/11 (a)(i)	325	33

		148,920

Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., 8.00%,
9/15/16	215	228,975

Machinery — 1.7%
ESCO Corp., 8.63%, 12/15/13 (b)	100	100,500
Navistar International Corp.:
3.00%, 10/15/14 (e)	150	200,671
8.25%, 11/01/21	200	317,261
Oshkosh Corp., 8.25%, 3/01/17 (b)	70	72,275
RBS Global, Inc., 8.88%, 9/01/16	45	41,512
Titan International, Inc.:
8.00%, 1/15/12	80	80,000
5.63%, 1/15/17 (b)(e)	50	54,750

		866,969

Marine — 0.8%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)	280	245,350
Navios Maritime Holdings, Inc.,
8.88%, 11/01/17 (b)	100	103,500
Trico Shipping AS, 11.88%,
11/01/14 (b)	65	62,075

		410,925

Media — 9.6%
Affinion Group, Inc., 10.13%,
10/15/13	695	712,375
CCH II LLC, 13.50%, 11/30/16	307	369,283
CCO Holdings LLC, 8.75%, 11/15/13	100	102,500
CMP Susquehanna Corp., 3.20%,
5/15/14 (b)(d)	20	400
CSC Holdings, Inc., 8.50%, 4/15/14 (b)	180	191,700
Charter Communications Operating,
LLC (b):
10.00%, 4/30/12	30	31,875
10.38%, 4/30/14	110	113,025
Clear Channel Worldwide Holdings,
Inc. (b):
9.25%, 12/15/17	172	178,665
9.25%, 12/15/17	714	746,130
DISH DBS Corp., 7.00%, 10/01/13	115	119,600
Gannett Co., Inc. (b):
8.75%, 11/15/14	65	69,306
9.38%, 11/15/17	145	154,969
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)	40	32,900
9.50%, 5/15/15	50	46,875

	Par
Corporate Bonds	(000)	Value

Media (concluded)
Intelsat Corp.:
9.25%, 8/15/14	$40	$41,000
9.25%, 6/15/16	200	209,500
Intelsat Subsidiary Holding Co. Ltd.,
8.88%, 1/15/15 (b)	60	61,650
Liberty Global, Inc., 4.50%,
11/15/16 (b)(e)	90	115,650
McClatchy Co., 11.50%, 2/15/17 (b)	230	234,887
NTL Cable Plc, 8.75%, 4/15/14	1	1,024
Network Communications, Inc.,
10.75%, 12/01/13	35	18,025
Nielsen Finance LLC:
11.63%, 2/01/14	40	45,200
10.00%, 8/01/14	170	178,075
6.25%, 8/01/16 (j)	10	9,500
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(b)(e)(i)	163	155,270
Rainbow National Services LLC,
10.38%, 9/01/14 (b)	60	63,225
TL Acquisitions, Inc., 10.50%,
1/15/15 (b)	475	456,000
UPC Germany GmbH, 8.13%,
12/01/17 (b)	400	412,500
WMG Acquisition Corp., 9.50%,
6/15/16 (b)	100	106,875

		4,977,984

Metals & Mining — 4.0%
Aleris International, Inc. (a)(i):
9.00%, 12/15/14	130	13
10.00%, 12/15/16	125	563
Arch Western Finance LLC, 6.75%,
7/01/13	35	35,131
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	150	154,500
7.38%, 2/15/16	145	141,375
FMG Finance Property Ltd. (b):
10.00%, 9/01/13	20	21,525
10.63%, 9/01/16	155	178,637
Foundation PA Coal Co., 7.25%,
8/01/14	150	152,625
GoldCorp., Inc., 2.00%,
8/01/14 (b)(e)	35	38,938
McJunkin Red Man Corp., 9.50%,
12/15/16 (b)	225	229,781
Murray Energy Corp., 10.25%,
10/15/15 (b)	115	117,875
Novelis, Inc., 7.25%, 2/15/15	190	183,350
Ryerson, Inc.:
7.62%, 11/01/14 (d)	65	60,450
12.00%, 11/01/15	20	21,000
Steel Dynamics, Inc., 7.38%,
11/01/12	250	260,000
Teck Resources Ltd.:
10.25%, 5/15/16	65	77,350
10.75%, 5/15/19	140	171,500

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Par
Corporate Bonds	(000)	Value

Metals & Mining (concluded)
United States Steel Corp., 7.38%,
4/01/20	$100	$100,250
Vedanta Resources Plc, 9.50%,
7/18/18 (b)	115	127,075

		2,071,938

Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	65	73,391

Multiline Retail — 1.1%
Dollar General Corp.:
10.63%, 7/15/15	38	41,705
11.88%, 7/15/17 (k)	453	526,612

		568,317

Oil, Gas & Consumable Fuels — 7.8%
Arch Coal, Inc., 8.75%, 8/01/16 (b)	60	63,450
Atlas Energy Operating Co. LLC,
12.13%, 8/01/17	75	85,875
Bill Barrett Corp., 9.88%, 7/15/16	50	53,875
Chesapeake Energy Corp., 2.25%,
12/15/38 (e)	125	90,937
Cimarex Energy Co., 7.13%, 5/01/17	120	122,400
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)(g)	60	61,050
Concho Resources, Inc., 8.63%,
10/01/17	55	58,300
Connacher Oil and Gas Ltd., 10.25%,
12/15/15 (b)	215	218,762
Consol Energy, Inc., 8.25%,
4/01/20 (b)(g)	420	431,550
Crosstex Energy LP, 8.88%, 2/15/18 (b)	155	159,844
Denbury Resources, Inc.:
9.75%, 3/01/16	195	214,500
8.25%, 2/15/20	200	212,000
El Paso Corp.:
8.25%, 2/15/16	60	64,050
7.00%, 6/15/17	225	229,633
Forest Oil Corp., 8.50%, 2/15/14	10	10,550
HilCorp. Energy I LP/HilCorp. Finance
Co., 8.00%, 2/15/20 (b)	60	58,200
Linn Energy LLC/Linn Energy Finance
Corp., 8.63%, 4/15/20 (b)(g)	150	150,187
Massey Energy Co., 3.25%,
8/01/15 (e)	90	87,300
Newfield Exploration Co., 6.63%,
4/15/16	60	61,050
Niska Gas Storage US LLC, 8.88%,
3/15/18 (b)	270	276,075
OPTI Canada, Inc., 9.00%, 12/15/12 (b)	265	272,950
Penn Virginia Corp., 10.38%,
6/15/16	20	21,700
Petrohawk Energy Corp., 10.50%,
8/01/14	120	132,450
Range Resources Corp.:
6.38%, 3/15/15	100	100,500
8.00%, 5/15/19	100	106,750

	Par
Corporate Bonds	(000)	Value

Oil, Gas & Consumable Fuels
(concluded)
Roseton-Danskammer 2001, Series
B, 7.67%, 11/08/16	$250	$242,970
Sabine Pass LNG LP, 7.50%,
11/30/16	85	75,013
Sandridge Energy, Inc., 9.88%,
5/15/16 (b)	60	61,650
Southwestern Energy Co., 7.50%,
2/01/18	90	97,650
Swift Energy Co., 7.13%, 6/01/17	90	85,500
Teekay Corp., 8.50%, 1/15/20	130	135,850

		4,042,571

Paper & Forest Products — 3.7%
Ainsworth Lumber Co. Ltd., 11.00%,
7/29/15 (b)(k)	123	98,173
Boise Cascade LLC, 7.13%,
10/15/14	150	138,750
Boise Paper Holdings LLC (b):
9.00%, 11/01/17	65	68,250
8.00%, 4/01/20	35	35,000
Clearwater Paper Corp., 10.63%,
6/15/16 (b)	80	88,800
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)	230	250,700
Glatfelter, 7.13%, 5/01/16 (b)	40	39,300
NewPage Corp.:
10.00%, 5/01/12	180	124,875
11.38%, 12/31/14	930	925,350
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)	70	75,600
Series B, 4.00%, 8/01/14 (d)	60	51,150

		1,895,948

Pharmaceuticals — 1.6%
Angiotech Pharmaceuticals, Inc.,
4.00%, 12/01/13 (d)	155	126,325
Elan Finance Plc, 4.38%, 12/01/13 (d)	185	166,500
Novasep Holding SAS, 9.75%,
12/15/16 (b)	298	284,548
Valeant Pharmaceuticals
International, 8.38%, 6/15/16 (b)	250	261,250

		838,623

Professional Services — 0.4%
FTI Consulting, Inc.:
7.63%, 6/15/13	185	187,312
7.75%, 10/01/16	35	35,700

		223,012

Real Estate Investment Trusts (REITs) — 0.3%
Omega Healthcare Investors, Inc.,
7.00%, 4/01/14	140	139,650

Real Estate Management & Development — 0.3%
Forest City Enterprises, Inc., 7.63%,
6/01/15	150	139,500

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	5

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Road & Rail — 0.2%
Avis Budget Car Rental LLC, 9.63%,
3/15/18 (b)	$95	$99,275

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (b)	155	159,650
Amkor Technology, Inc., 9.25%,
6/01/16	60	63,300
STATS ChipPAC Ltd.:
7.50%, 7/19/10	75	75,656
6.75%, 11/15/11	150	148,688
Spansion, Inc., 3.79%,
6/01/13 (a)(b)(i)	265	266,325

		713,619

Software — 0.0%
BMS Holdings, Inc., 7.89%,
2/15/12 (b)(k)	106	2,128

Specialty Retail — 1.0%
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	50	47,625
General Nutrition Centers, Inc.,
10.75%, 3/15/15	105	107,100
Group 1 Automotive, Inc., 2.25%,
6/15/36 (e)(h)	80	66,100
Sonic Automotive, Inc., 9.00%,
3/15/18 (b)	75	76,875
United Auto Group, Inc., 7.75%,
12/15/16	250	240,625

		538,325

Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., 8.88%, 4/01/16	115	120,175
Quiksilver, Inc., 6.88%, 4/15/15	225	208,125

		328,300

Tobacco — 0.4%
Vector Group Ltd., 11.00%, 8/15/15	200	210,000

Wireless Telecommunication Services — 4.7%
Cricket Communications, Inc.:
9.38%, 11/01/14	10	10,175
10.00%, 7/15/15	215	223,600
7.75%, 5/15/16	160	166,000
Digicel Group Ltd. (b):
9.13%, 1/15/15 (k)	308	302,610
8.25%, 9/01/17	100	99,000
10.50%, 4/15/18	100	103,750
FiberTower Corp., 9.00%, 1/01/16 (b)	57	46,881
iPCS, Inc., 2.37%, 5/01/13 (d)	285	263,625
MetroPCS Wireless, Inc.:
9.25%, 11/01/14	440	449,900
9.25%, 11/01/14	130	132,275
NII Holdings, Inc., 2.75%, 8/15/25 (e)	30	30,450
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15	60	57,000
Series E, 6.88%, 10/31/13	240	234,000
Series F, 5.95%, 3/15/14	30	27,975

	Par
Corporate Bonds	(000)	Value

Wireless Telecommunication Services (concluded)
Sprint Capital Corp., 6.88%,
11/15/28	$370	$297,850

		2,445,091

Total Corporate Bonds – 87.6%		45,257,457

Floating Rate Loan Interests (d)

Auto Components — 0.4%
Allison Transmission, Inc., Term
Loan, 2.98% - 3.01%, 8/07/14	98	92,879
Dana Holding Corp., Term Advance,
4.48% - 4.55%, 1/30/15	87	85,633

		178,512

Automobiles — 0.9%
Ford Motor Co., Term Loan:
Tranche B-1, 3.23% - 3.26%,
12/15/13	466	449,654
Tranche B-2, 3.26%, 12/15/13	24	23,195

		472,849

Chemicals — 0.6%
CF Industries Bridge Loan, 10.00%,
10/10/15	270	270,000
Lyondell Chemical Co.:
Dutch Revolving Credit Loan,
3.77%, 12/20/13	1	716
Dutch Tranche A Dollar Term
Loan, 3.77%, 12/20/13	2	1,621
German Tranche B-1 Euro Term
Loan, 4.02%, 12/20/14	3	2,057
German Tranche B-2 Euro Term
Loan, 8.68%, 12/20/14	3	2,057
German Tranche B-3 Euro Term
Loan, 4.02%, 12/22/14	3	2,057
Primary Revolving Credit Loan,
3.77%, 12/20/13 (a)	3	2,686
U.S. Tranche A Dollar Term Loan,
3.75%, 12/20/13 (a)	7	5,118
U.S. Tranche B-1 Dollar Term
Loan, 7.00%, 12/22/14	11	8,924
U.S. Tranche B-2 Dollar Term
Loan, 3.77%, 12/20/14	11	8,924
U.S. Tranche B-3 Dollar Term
Loan, 8.68%, 12/20/14	11	8,924

		313,084

Consumer Finance — 0.3%
DaimlerChrysler Financial Services
Americas LLC, Term Loan (First
Lien), 4.23%, 8/03/12	142	141,303

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (d)	(000)	Value

Food & Staples Retailing — 0.4%
Rite Aid Corp., Tranche 4 Term Loan,
9.50%, 6/10/15	$200	$208,833

Health Care Providers & Services — 0.3%
HCA Inc., Tranche A-1 Term Loan,
1.79%, 11/16/12	119	116,023
Harden Healthcare LLC, Tranche A
Term Loan, 8.50%, 2/22/15	60	58,800

		174,823

Hotels, Restaurants & Leisure — 0.8%
Travelport LLC (fka Travelport Inc.),
Loan, 8.25%, 3/27/12	428	402,655

Independent Power Producers & Energy Traders — 0.8%
Dynegy Holdings Inc.:
Term Letter of Credit Facility
Term Loan, 4.00%, 4/02/13	72	70,557
Tranche B Term Loan, 4.00%,
4/02/13	3	3,037
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-3
Term Loan, 3.73% - 3.79%,
10/10/14	438	354,720

		428,314

Machinery — 0.2%
Accuride, Term Loan, 9.75%, 1/31/12	125	124,948

Media — 0.3%
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13	150	161,625

Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term
Loan, 2.22% - 2.25%, 4/06/13	30	27,918

Real Estate Management & Development — 0.3%
Realogy Corp., Term Loan (Second
Lien), 13.50%, 10/15/17	150	164,325

Specialty Retail — 0.1%
Claire's Stores Inc., Term B Loan,
3.04%, 5/29/14	60	52,247

Total Floating Rate Loan Interests – 5.5%		2,851,436

	Beneficial
	Interest
Other Interests (l)	(000)

Auto Components — 1.2%
Delphi Debtor-in-Possession Hold
Co. LLP, Class B Membership
Interests	—(c)	621,544

	Beneficial
	Interest
Other Interests (l)	(000)	Value

Auto Components (concluded)
Lear Corp. Escrow	$100	$1,500
Lear Corp. Escrow	150	2,250

		625,294

Household Durables — 0.1%
Ashton Woods, Class B
Membership Units	—(c)	22,176
Stanley Martin, Class B
Memebership Units (m)	—(c)	15,000

		37,176

Total Other Interests – 1.3%		662,470

Preferred Securities

Preferred Stocks	Shares

Diversified Financial Services — 1.0%
Citigroup, Inc., 7.50% (e)	4,100	499,708

Diversified Telecommunication Services — 0.0%
PTV, Inc., Series A, 10.00% (a)	8	1

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (e)	2,053	51,967

Media — 0.0%
CMP Susquehanna Radio Holdings
Corp., 0.00% (a)(b)(d)	4,664	—

Total Preferred Securities – 1.1%		551,676

Warrants (n)

Media — 0.0%
CMP Susquehanna Radio Holdings
Corp. (Expires 3/26/19) (b)	5,330	—

Total Warrants – 0.0%		—

Total Long-Term Investments
(Cost – $48,924,771) – 96.1%		49,650,626

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	7

Schedule of Investments (continued)	BlackRock High Income Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.12% (o)(p)	2,486,792	$2,486,792

Total Short-Term Securities
(Cost – $2,486,792) – 4.8%		2,486,792

Total Investments
(Cost – $51,411,563*) – 100.9%		52,137,418
Liabilities in Excess of Other Assets – (0.9)%		(458,719)

Net Assets – 100.0%		$51,678,699

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,591,997

Gross unrealized appreciation	$2,757,807
Gross unrealized depreciation	(2,212,386)

Net unrealized appreciation	$545,421

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Amount is less than $1,000.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Convertible security.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

Citigroup Global Markets	$30,825	-
Credit Suisse Securities	$130,138	$1,995
Deutsche Bank Securities Inc.	$61,050	$1,343
Goldman Sachs & Co.	$108,488	$1,835
JPMorgan Securities	$254,425	$4,425
Morgan Stanley & Co. Inc.	$435,750	$13,629
RBC Capital Markets Corp.	$150,187	$3,859
RBS Greenwich Capital	$308,250	$8,250
Royal Bank of Scotland	$25,687	$(63)
Sterne Agee	$15,563	$263

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(m)	Restricted security as to resale, representing approximately 0.03% of net assets, was as follows:

	Acquisition
Issue	Date	Cost	Value

Stanley Martin Class B
Membership Units	4/03/06	$50,636	$15,000

(n)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(o)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	$2,242,758	$267

(p)	Represents the current yield as of report date.

  For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

  Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock High Income Portfolio

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in
Securities:
Long-Term
Investments:
Common
Stocks	$282,613	$38,574	$6,400	$327,587
Corporate
Bonds	—	44,954,497	302,960	45,257,457
Floating Rate
Loan
Interests	—	1,860,325	991,111	2,851,436
Other
Interests	—	3,750	658,720	662,470
Preferred
Stocks	551,676	—	—	551,676
Short-Term
Securities	2,486,792	—	—	2,486,792
Liabilities:
Investments in
Securities:
Unfunded
Loan
Commitments	—	—	(8,085)	(8,085)

Total	$3,321,081	$46,857,146	$1,951,106	$52,129,333

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Floating Rate		Unfunded
	Common	Corporate	Loan		Loan
Assets/Liabilities:	Stocks	Bonds	Interests	Other Interests	Commitments	Total

Balance, as of
December 31,
2009	$5,600	$254,739	$1,795,343	$426,872	$(9,668)	$2,472,886
Accrued
discounts/
premiums	—	7,565	12,160	—	—	19,725
Net realized gain
(loss)	—	—	17,016	—	—	17,016
Net change in
unrealized
appreciation/
depreciation[1]	800	40,656	53,643	216,848	1,583	313,530
Purchases	—	—	453,312	—	—	453,312
Sales	—	—	(945,729)	—	—	(945,729)
Transfers in2	—	—	344,466	15,000	—	359,466
Transfers out[2]	—	—	(739,100)	—	—	(739,100)

Balance, as of
March 31, 2010	$6,400	$302,960	$991,111	$658,720	$(8,085)	$1,951,106

[1]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $302,382.
[2]	The Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	9

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.6%
General Dynamics Corp.	27,000	$2,084,400
Northrop Grumman Corp.	30,000	1,967,100
Raytheon Co.	36,000	2,056,320

		6,107,820

Beverages — 0.1%
The Coca-Cola Co.	3,000	165,000

Biotechnology — 1.5%
Amgen, Inc. (a)	44,000	2,629,440

Capital Markets — 1.2%
The Goldman Sachs Group, Inc.	12,000	2,047,560

Chemicals — 1.2%
Albemarle Corp.	20,000	852,600
Eastman Chemical Co.	18,000	1,146,240

		1,998,840

Commercial Banks — 0.4%
Wells Fargo & Co.	22,000	684,640

Commercial Services & Supplies — 1.0%
Cintas Corp.	59,000	1,657,310

Communications Equipment — 0.3%
Cisco Systems, Inc. (a)	21,000	546,630

Computers & Peripherals — 3.7%
Apple Inc. (a)	6,000	1,409,580
Dell Inc. (a)	138,000	2,071,380
Hewlett-Packard Co.	4,000	212,600
Seagate Technology Holdings	51,000	931,260
Western Digital Corp. (a)	42,000	1,637,580

		6,262,400

Construction & Engineering — 1.3%
Fluor Corp.	39,000	1,813,890
URS Corp. (a)	9,000	446,490

		2,260,380

Consumer Finance — 0.1%
Capital One Financial Corp.	6,000	248,460

Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	63,000	1,698,480

Diversified Financial Services — 1.0%
Bank of America Corp.	51,000	910,350
JPMorgan Chase & Co.	18,000	805,500

		1,715,850

Diversified Telecommunication Services — 4.0%
AT&T Inc.	151,000	3,901,840
Verizon Communications, Inc.	92,000	2,853,840

		6,755,680

Electric Utilities — 1.1%
Edison International	53,000	1,811,010

Electrical Equipment — 1.3%
Emerson Electric Co.	45,000	2,265,300

Common Stocks	Shares	Value

Energy Equipment & Services — 4.7%
Atwood Oceanics, Inc. (a)	9,000	$311,670
FMC Technologies, Inc. (a)	29,000	1,874,270
Nabors Industries Ltd. (a)	73,000	1,432,990
National Oilwell Varco, Inc.	49,000	1,988,420
Oceaneering International, Inc. (a)	9,000	571,410
Rowan Cos., Inc. (a)	63,000	1,833,930

		8,012,690

Food & Staples Retailing — 1.2%
Safeway, Inc.	75,000	1,864,500
Wal-Mart Stores, Inc.	4,000	222,400

		2,086,900

Food Products — 1.2%
General Mills, Inc.	28,000	1,982,120

Gas Utilities — 0.2%
Atmos Energy Corp.	12,000	342,840

Health Care Equipment & Supplies — 1.1%
Hospira, Inc. (a)	32,000	1,812,800

Health Care Providers & Services — 13.4%
Aetna, Inc.	56,000	1,966,160
AmerisourceBergen Corp.	63,000	1,821,960
Cardinal Health, Inc.	55,000	1,981,650
Coventry Health Care, Inc. (a)	58,000	1,433,760
Health Management Associates,
Inc., Class A (a)	131,000	1,126,600
Humana, Inc. (a)	39,000	1,824,030
Laboratory Corp. of America
Holdings (a)	23,000	1,741,330
McKesson Corp.	32,000	2,103,040
Medco Health Solutions, Inc. (a)	34,000	2,195,040
Omnicare, Inc.	8,000	226,320
Quest Diagnostics, Inc.	31,000	1,806,990
UnitedHealth Group, Inc.	70,000	2,286,900
WellPoint, Inc. (a)	35,000	2,253,300

		22,767,080

Household Durables — 1.3%
Garmin Ltd. (b)	42,000	1,616,160
Whirlpool Corp.	6,000	523,500

		2,139,660

Household Products — 1.1%
Colgate-Palmolive Co.	9,000	767,340
The Procter & Gamble Co.	18,000	1,138,860

		1,906,200

IT Services — 5.6%
Amdocs Ltd. (a)	59,000	1,776,490
Cognizant Technology Solutions
Corp. (a)	37,000	1,886,260
Fiserv, Inc. (a)	35,000	1,776,600
International Business Machines
Corp.	32,000	4,104,000

		9,543,350

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders — 1.5%
The AES Corp. (a)	124,000	$1,364,000
NRG Energy, Inc. (a)	58,000	1,212,200

		2,576,200

Industrial Conglomerates — 0.7%
General Electric Co.	66,000	1,201,200

Insurance — 2.6%
HCC Insurance Holdings, Inc.	7,000	193,200
Loews Corp.	25,000	932,000
The Travelers Cos., Inc.	39,000	2,103,660
UnumProvident Corp.	51,000	1,263,270

		4,492,130

Internet Software & Services — 1.4%
Google, Inc., Class A (a)	1,000	567,010
VeriSign, Inc. (a)	68,000	1,768,680

		2,335,690

Machinery — 1.7%
Eaton Corp.	27,000	2,045,790
Oshkosh Corp.	19,000	766,460

		2,812,250

Metals & Mining — 3.1%
Freeport-McMoRan Copper & Gold,
Inc., Class B	29,000	2,422,660
Reliance Steel & Aluminum Co.	19,000	935,370
Walter Industries, Inc.	20,000	1,845,400

		5,203,430

Multi-Utilities — 1.9%
CMS Energy Corp.	93,000	1,437,780
CenterPoint Energy, Inc.	120,000	1,723,200

		3,160,980

Multiline Retail — 4.7%
JCPenney Co., Inc.	55,000	1,769,350
Macy's, Inc.	89,000	1,937,530
Nordstrom, Inc.	45,000	1,838,250
Sears Holdings Corp. (a)(b)	2,000	216,860
Target Corp.	44,000	2,314,400

		8,076,390

Oil, Gas & Consumable Fuels — 10.7%
Chevron Corp.	33,000	2,502,390
ConocoPhillips	55,000	2,814,350
El Paso Corp.	159,000	1,723,560
Exxon Mobil Corp.	48,000	3,215,040
Marathon Oil Corp.	64,000	2,024,960
Peabody Energy Corp.	38,000	1,736,600
Williams Cos., Inc.	89,000	2,055,900
XTO Energy, Inc.	44,000	2,075,920

		18,148,720

Paper & Forest Products — 2.1%
International Paper Co.	78,000	1,919,580
MeadWestvaco Corp.	65,000	1,660,750

		3,580,330

Common Stocks	Shares	Value

Personal Products — 1.1%

The Estée Lauder Cos., Inc., Class A	30,000	$1,946,100

Pharmaceuticals — 3.7%
Forest Laboratories, Inc. (a)	52,000	1,630,720
Johnson & Johnson	67,000	4,368,400
Pfizer, Inc.	19,000	325,850

		6,324,970

Software — 4.0%
CA, Inc.	78,000	1,830,660
Microsoft Corp.	170,000	4,975,900

		6,806,560

Specialty Retail — 5.4%
Advance Auto Parts, Inc.	39,000	1,634,880
Dick's Sporting Goods, Inc. (a)	1,000	26,110
The Gap, Inc.	79,000	1,825,690
Limited Brands, Inc.	73,000	1,797,260
Ross Stores, Inc.	33,000	1,764,510
TJX Cos., Inc.	49,000	2,083,480

		9,131,930

Tobacco — 2.8%
Lorillard, Inc.	25,000	1,881,000
Philip Morris International, Inc.	57,000	2,973,120

		4,854,120

Total Long-Term Investments
(Cost – $148,185,175) – 100.0%		170,099,440

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC
Money Market Series,
0.22% (c)(d)(e)	$1,767	1,767,000

Total Short-Term Securities
(Cost – $1,767,000) – 1.0%		1,767,000

Total Investments
(Cost – $149,952,175*) – 101.0%		171,866,440

Liabilities in Excess of Other Assets – (1.0)%		(1,677,707)

Net Assets – 100.0%		$170,188,733

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$155,343,389

Gross unrealized appreciation	$20,838,988
Gross unrealized depreciation	(4,315,937)

Net unrealized appreciation	$16,523,051

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds,
TempFund, Institutional Class	$(2,351,850)	$2,117
BlackRock Liquidity Series, LLC
Money Market Series	$(134,404)	$42

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

  For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

  Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term
Investments[1]	$170,099,440	—	—	$170,099,440
Short-Term
Securities	—	$1,767,000	—	1,767,000

Total	$170,099,440	$1,767,000	—	$171,866,440

1See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Par
Certificates of Deposit	(000)	Value

Domestic
State Street Bank & Trust Co., 0.20%,
4/07/10	$3,000	$3,000,000

Euro
Credit Industriel et Commercial (CIC),
London:
0.39%, 6/02/10	3,000	3,000,026
0.41%, 6/23/10	3,000	3,000,034

Yankee (a)
Abbey National Treasury Services Plc,
NY (b):
0.50%, 7/20/10	2,055	2,055,000
0.25%, 11/17/10	2,500	2,500,000
BNP Paribas SA, NY:
0.32%, 5/04/10	2,000	2,000,000
0.24%, 5/10/10	1,000	1,000,000
Banco Bilbao Vizcaya Argentaria SA, NY,
0.25%, 7/12/10 (b)	2,000	2,000,028
Bank of Nova Scotia, Houston, 0.30%,
4/01/10	2,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.20%, 4/26/10	2,000	2,000,000
0.30%, 6/24/10	2,500	2,500,000
Barclays Bank Plc, NY, 0.32%, 6/30/10	2,000	2,000,000
Deutsche Bank AG, NY, 0.19%,
4/08/10	4,000	4,000,000
Dexia Credit Local, NY:
0.31%, 4/19/10	2,200	2,200,005
0.70%, 4/19/11 (c)	3,500	3,500,000
Nordea Bank Finland Plc, NY, 0.91%,
7/02/10	3,000	3,004,505
Rabobank Nederland NV, NY:
0.28%, 6/25/10	2,000	2,000,000
0.23%, 1/10/11 (b)	1,300	1,300,000
Royal Bank of Scotland Plc, CT:
0.52%, 5/18/10 (b)	2,000	2,000,000
0.36%, 7/21/10	3,000	3,000,000
Royal Bank of Scotland Plc, NY, 0.38%,
7/07/10	2,000	2,000,000
Svenska Handelsbanken, NY:
0.19%, 4/13/10	2,000	2,000,007
0.26%, 7/30/10	2,405	2,404,880
Toronto-Dominion Bank, NY (b):
0.23%, 11/05/10	2,000	2,000,000
0.23%, 2/04/11	1,000	1,000,000
UBS AG, Stamford, 0.21%, 5/07/10	2,000	2,000,000
Westpac Banking Corp., NY (b):
0.29%, 10/19/10	1,000	1,000,000
0.30%, 10/21/10	1,725	1,725,000

Total Certificates of Deposit - 24.4%		62,189,485

Par
Commercial Paper	(000)	Value

Antalis U.S. Funding Corp. (d):
0.22%, 4/13/10	$3,000	$2,999,780
0.22%, 4/23/10	2,000	1,999,731
Atlantis One Funding Corp., 0.21%,
4/08/10 (d)	2,000	1,999,918
BNZ International Funding Ltd., 0.31%,
2/04/11 (b)	2,000	2,000,171
BPCE SA, 0.25%, 5/05/10 (d)	2,380	2,379,438
Barton Capital Corp. (d):
0.19%, 4/23/10	2,000	1,999,768
0.20%, 5/26/10	2,007	2,006,387
CBA (Delaware), Finance Inc., 0.29%,
4/28/10 (d)	2,000	1,999,557
Cancara Asset Securitization LLC,
0.26%, 6/15/10 (d)	2,000	1,998,917
Clipper Receivables Co., LLC (d):
0.20%, 4/23/10	1,800	1,799,780
0.22%, 6/01/10	2,260	2,259,157
Erasmus Capital Corp. (d):
0.13%, 4/01/10	6,226	6,226,000
0.25%, 4/12/10	3,000	2,999,771
Fortis Funding LLC, 0.23%, 5/27/10 (d)	2,000	1,999,284
JPMorgan Chase & Co., 0.25%,
7/14/10 (d)	2,000	1,998,556
JPMorgan Funding, Inc., 0.28%,
4/07/10 (d)	3,000	2,999,860
Matchpoint Master Trust, 0.22%,
5/25/10 (d)	2,675	2,674,117
Nieuw Amsterdam Receivables Corp.,
0.24%, 5/04/10 (d)	3,000	2,999,340
Romulus Funding Corp., 0.22%,
4/01/10 (d)	1,720	1,720,000
Royal Park Investments SA, 0.22%,
4/07/10 (d)	2,000	1,999,927
Scaldis Capital LLC (d):
0.22%, 4/29/10	3,000	2,999,487
0.23%, 5/26/10	2,505	2,504,120
Sheffield Receivables Corp., 0.22%,
5/21/10 (d)	3,000	2,999,083
Societe Generale North America Inc. (d):
0.24%, 4/06/10	1,400	1,399,953
0.22%, 5/03/10	2,000	1,999,609
Solitaire Funding LLC (d):
0.25%, 4/22/10	1,500	1,499,781
0.25%, 5/20/10	2,500	2,499,149
0.26%, 6/01/10	3,760	3,758,343
Starbird Funding Corp., 0.20%,
5/21/10 (d)	2,500	2,499,306
Straight-A Funding, LLC (d):
0.18%, 5/03/10	2,680	2,679,571
0.19%, 5/12/10	3,000	2,999,351
Surrey Funding Corp., 0.20%,
4/12/10 (d)	3,000	2,999,817

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	MSTR	Municipal Securities Trust Receipts
GO	General Obligation Bonds	RB	Revenue Bonds
HDA	Housing Development Authority	SBPA	Standby Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Par
Commercial Paper	(000)	Value

Sydney Capital Corp. (d):
0.58%, 5/25/10	$600	$599,478
0.53%, 6/16/10	2,000	1,997,762
Tempo Finance Corp., 0.23%,
4/08/10 (d)	2,000	1,999,911
Thunder Bay Funding LLC, 0.22%,
5/11/10 (d)	3,000	2,999,267
Westpac Trust Securities NZ Ltd., 0.35%
11/05/10 (b)	2,400	2,400,000

Total Commercial Paper – 35.2%		89,893,447

Corporate Notes

Commonwealth Bank of Australia,
0.27%, 11/22/10 (b)(e)	1,500	1,500,000
KBC Bank NV, NY, 1.19%,
4/01/10 (a)(c)	1,640	1,640,000
Rabobank Nederland NV, 0.25%,
7/07/10 (c)(e)	3,100	3,100,000

Total Corporate Notes – 2.4%		6,240,000

Municipal Bonds (c)

California HFA, RB, VRDN, Home
Mortgage, Series U, AMT (LOC:
FannieMae, FreddieMac), 0.27%,
4/07/10	2,000	2,000,000
City of New York, New York, GO, VRDN,
Sub-Series A-3 (LOC: BNP Paribas),
0.25%, 4/07/10	3,000	3,000,000
Colorado Housing & Finance Authority,
RB, VRDN, Class I, Series A-3, AMT
(LOC: FannieMae, FreddieMac),
0.28%, 4/07/10	2,500	2,500,000
County of Catawba North Carolina, RB,
VRDN, Catawba Valley Medical Center
(LOC: Branch Banking & Trust Co.),
0.35%, 4/01/10	4,285	4,285,000
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A (LOC:
Societe Generale), 0.32%,
4/01/10 (e)	1,680	1,680,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (LOC: JPMorgan Chase Bank
NA, 0.30%, 4/01/10	2,000	2,000,000
Michigan State HDA, Refunding RB,
VRDN, Series D (LOC: FannieMae,
FreddieMac), 0.29%, 4/07/10	1,465	1,465,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (LOC: JP
Morgan Chase Bank NA, 0.29%,
4/01/10	1,985	1,985,000

Par
Municipal Bonds (c)	(000)	Value

Puerto Rico Electric Power Authority, RB,
MSTR, VRDN, Series SGC 36, Class A
(LOC: Societe Generale), 0.31%,
4/01/10 (e)	$3,000	$3,000,000
State of California, GO, VRDN,
Series C-11 (LOC: BNP Paribas),
0.28%, 4/07/10	3,000	3,000,000
Triborough Bridge & Tunnel Authority,
RB, VRDN, General, Series B (SBPA:
Dexia Credit Local), 0.29%, 4/07/10	900	900,000

Total Municipal Bonds – 10.1%		25,815,000

U.S. Government Sponsored
Agency Obligations

Fannie Mae Discount Notes (d):
0.21%, 7/21/10	1,530	1,529,009
0.21%, 8/11/10	2,115	2,113,371
0.24%, 9/20/10	2,000	1,997,707
Fannie Mae Variable Rate Notes, 0.20%,
8/05/10 (b)	1,645	1,644,793
Federal Home Loan Bank Variable Rate
Notes (b):
0.10%, 7/09/10	3,280	3,279,821
0.20%, 10/08/10	2,000	1,999,687
0.23%, 10/06/11	2,200	2,198,658
Freddie Mac Discount Notes (d):
0.15%, 5/24/10	3,000	2,999,338
0.20%, 6/14/10	3,000	2,998,767
0.17%, 6/16/10	2,200	2,199,210
0.19%, 7/20/10	2,400	2,398,607
0.20%, 7/23/10	1,800	1,798,870
0.22%, 8/05/10	2,500	2,498,075
0.30%, 9/27/10	3,000	2,995,525
Freddie Mac Variable Rate Notes (b):
0.15%, 7/14/10	2,000	1,999,801
0.23%, 8/24/10	1,430	1,430,024
0.23%, 9/03/10	3,145	3,144,732
0.30%, 2/14/11	7,000	6,999,036
0.13%, 5/05/11	5,000	4,998,350

Total U.S. Government Sponsored
Agency Obligations - 20.1%		51,223,381

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.55%, 7/01/10	2,700	2,696,280
0.31% - 0.39%, 7/15/10	10,900	10,888,942
0.47%, 7/29/10	600	599,068
0.16%, 8/05/10	4,000	3,997,725
0.17%, 8/12/10	500	499,681
0.32%, 8/26/10	1,400	1,398,199
0.19%, 9/02/10	3,000	2,997,626
0.24%, 9/30/10	2,545	2,541,912
0.32%, 11/18/10	2,000	1,995,958

Total U.S. Treasury Obligations - 10.8%		27,615,391

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments
(Cost - $262,976,704*) – 103.0%	$262,976,704

Liabilities in Excess of Other Assets – (3.0)%	(7,743,068)

Net Assets – 100.0%	$255,233,636

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

  Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investment in Securities:
Short-Term
Securities[1]	—	$ 262,976,704	—	$262,976,704

1 See above Schedule of Investments for values in each security type.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

ACE Securities Corp. (a):
Series 2003-OP1, Class A2,
0.61%, 12/25/33	USD	23	$15,376
Series 2005-ASP1, Class M1,
0.93%, 9/25/35		450	103,275
Bank of America Auto Trust,
Series 2009-2A, Class A2,
1.16%, 2/15/12 (b)		595	596,657
Bear Stearns Asset-Backed Securities
Trust (a):
Series 2005-4, Class A, 0.58%,
1/25/36		40	39,690
Series 2005-HE10, Class A2,
0.54%, 11/25/35		25	24,739
Series 2005-SD1, Class 1A2,
0.55%, 7/25/27		106	102,431
Series 2006-HE8, Class 1A1,
0.32%, 10/25/36		48	47,438
Chase Issuance Trust,
Series 2009-A7, Class A7, 0.68%,
9/17/12 (a)		865	866,290
Countrywide Asset-Backed Certificates (a):
Series 2003-BC3, Class A2,
0.87%, 9/25/33		37	29,533
Series 2004-5, Class A, 0.70%,
10/25/34		63	53,443
Series 2004-13, Class AF4,
4.58%, 1/25/33		391	379,658
Irwin Home Equity Corp.,
Series 2005-C, Class 1A1, 0.51%,
4/25/30 (a)		8	7,638
JPMorgan Mortgage Acquisition
Corp., Series 2006-HE3, Class A2,
0.32%, 11/25/36 (a)		7	7,272
Lehman XS Trust, Series 2005-5N,
Class 3A2, 0.61%, 11/25/35 (a)		311	109,767
Long Beach Mortgage Loan Trust,
Series 2006-11, Class 2A1,
0.31%, 12/25/36 (a)		34	33,032
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.55%, 12/25/34 (a)		35	29,337
New Century Home Equity Loan
Trust, Series 2005-2, Class A2MZ,
0.51%, 6/25/35 (a)		103	93,844
Option One Mortgage Loan Trust,
Series 2003-4, Class A2, 0.89%,
7/25/33 (a)		98	68,930
RAAC, Series 2005-SP2, Class 2A,
0.55%, 6/25/44 (a)		341	183,596

		Par
Asset-Backed Securities		(000)	Value

Residential Asset Securities Corp.,
Series 2003-KS5, Class AIIB,
0.54%, 7/25/33 (a)	USD	42	$24,878
SLM Student Loan Trust (a):
Series 2002-1, Class A2, 0.36%,
4/25/17		243	242,240
Series 2005-4, Class A2, 0.33%,
4/26/21		241	240,342
Series 2008-5, Class A2, 1.35%,
10/25/16		920	935,125
Series 2008-5, Class A3, 1.55%,
1/25/18		230	237,330
Series 2008-5, Class A4, 1.95%,
7/25/23		630	666,067
Structured Asset Securities Corp. (a):
Series 2004-23XS, Class 2A1,
0.55%, 1/25/35		119	73,755
Series 2006-BC3, Class A2,
0.30%, 10/25/36		115	113,971
USAA Auto Owner Trust,
Series 2006-4, Class A4,
4.98%, 10/15/12		651	663,449

Total Asset-Backed Securities – 6.6%			5,989,103

Corporate Bonds

Aerospace & Defense — 0.1%
Honeywell International, Inc., 5.70%,
3/15/36		55	55,295
L-3 Communications Corp.:
5.88%, 1/15/15		30	30,525
Series B, 6.38%, 10/15/15		7	7,184

			93,004

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%,
1/15/38		15	16,326

Airlines — 0.2%
American Airlines, Inc.,
Series 2003-1, 3.86%, 1/09/12		72	72,088
Continental Airlines, Inc.,
Series 2002-1, 6.56%, 8/15/13		140	138,600

			210,688

Beverages — 1.2%
Anheuser-Busch InBev Worldwide,
Inc., 3.00%, 10/15/12		925	949,826
PepsiCo.,Inc., 4.50%, 1/15/20		100	101,131

			1,050,957

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	LIBOR	London InterBank Offered Rate
GO	General Obligation Bonds	RB	Revenue Bonds
GBP	British Pound	STRIPS	Separately Traded Registered Interest and
Principal Securities
		USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Capital Markets — 2.1%
The Bear Stearns Cos., Inc., 6.95%,
8/10/12	USD	95	$105,245
CDP Financial, Inc., 3.00%,
11/25/14 (b)		520	512,012
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		260	279,481
5.38%, 3/15/20		300	297,225
Lehman Brothers Holdings, Inc. (c)(d):
6.50%, 7/19/17		150	375
6.75%, 12/28/17		325	813
Morgan Stanley:
0.50%, 1/09/12 (a)		100	98,869
5.63%, 9/23/19		100	99,647
Series F, 5.55%, 4/27/17		460	470,460

			1,864,127

Chemicals — 0.4%
Huntsman International LLC:
7.88%, 11/15/14		155	156,550
7.38%, 1/01/15		45	44,663
NOVA Chemicals Corp.:
6.50%, 1/15/12		35	35,875
3.65%, 11/15/13 (a)		85	80,112

			317,200

Commercial Banks — 2.3%
Corporacion Andina de Fomento,
6.88%, 3/15/12		220	237,848
Dexia Credit Local SA, 2.00%,
3/05/13 (b)		280	278,186
Eksportfinans ASA:
1.88%, 4/02/13		745	742,117
3.00%, 11/17/14		395	396,517
5.50%, 5/25/16		300	330,424
Royal Bank of Scotland Group Plc,
2.63%, 5/11/12 (b)		80	81,677

			2,066,769

Communications Equipment — 0.3%
Cisco Systems, Inc., 4.45%, 1/15/20		317	315,243

Computers & Peripherals — 0.2%
Seagate Technology International,
10.00%, 5/01/14 (b)		175	198,187

Consumer Finance — 0.2%
SLM Corp., 5.40%, 10/25/11		180	181,689

Containers & Packaging — 0.2%
Ball Corp.:
7.13%, 9/01/16		70	74,375
7.38%, 9/01/19		70	73,762

			148,137

Diversified Financial Services — 1.6%
Bank of America Corp., 4.88%,
9/15/12		195	204,330

		Par
Corporate Bonds		(000)	Value

Diversified Financial Services
(concluded)
FCE Bank Plc:
7.88%, 2/15/11	GBP	150	$232,450
7.13%, 1/15/13	EUR	50	69,221
General Electric Capital Corp.,
5.50%, 1/08/20	USD	275	280,573
JPMorgan Chase & Co., 0.90%,
2/26/13 (a)		150	150,763
JPMorgan Chase Bank NA, 6.00%,
7/05/17		450	479,668

			1,417,005

Diversified Telecommunication Services — 2.2%
AT&T Inc.:
6.50%, 9/01/37		475	492,546
6.55%, 2/15/39		100	105,124
GTE Corp., 6.84%, 4/15/18		270	298,132
New Communications Holdings, Inc.,
8.25%, 4/15/17 (b)(e)		100	101,750
Qwest Communications International, Inc.:
7.50%, 2/15/14		30	30,525
Series B, 7.50%, 2/15/14		15	15,263
Qwest Corp.:
8.88%, 3/15/12		30	32,850
8.38%, 5/01/16		125	140,625
Telefonica Emisiones SAU, 4.95%,
1/15/15		275	290,386
Verizon Communications, Inc.,
8.75%, 11/01/18		400	501,804

			2,009,005

Electric Utilities — 0.3%
Florida Power & Light Co., 5.95%,
2/01/38		225	230,650
Florida Power Corp., 6.40%,
6/15/38		75	81,566

			312,216

Food Products — 0.8%
Kraft Foods, Inc.:
6.50%, 8/11/17		330	369,651
5.38%, 2/10/20		305	309,988
6.50%, 2/09/40		75	77,721

			757,360

Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19		150	164,033

Health Care Providers & Services — 0.3%
HCA, Inc., 7.25%, 9/15/20 (b)		225	228,094

Hotels, Restaurants & Leisure — 0.2%
Wendy's International, Inc., 6.25%,
11/15/11		190	198,075

Household Durables — 1.6%
Centex Corp., 5.13%, 10/01/13		344	350,880

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Household Durables (concluded)
D.R. Horton, Inc.:
6.88%, 5/01/13	USD	275	$288,063
6.13%, 1/15/14		305	311,481
5.63%, 9/15/14		80	79,200
KB Home, 6.38%, 8/15/11		51	52,148
Lennar Corp., Series B, 5.60%,
5/31/15		130	123,500
Pulte Homes, Inc., 5.20%, 2/15/15		95	91,081
Ryland Group, Inc., 5.38%, 5/15/12		85	85,850
Toll Brothers Finance Corp., 4.95%,
3/15/14		80	81,013

			1,463,216

IT Services — 0.7%
First Data Corp.:
9.88%, 9/24/15		200	172,500
9.88%, 9/24/15		105	89,512
Sabre Holdings Corp., 8.35%,
3/15/16		360	342,000

			604,012

Independent Power Producers & Energy Traders — 0.4%
TXU Corp., 5.55%, 11/15/14		415	302,950
Texas Competitive Electric Holdings
Co LLC, Series B, 10.25%,
11/01/15		50	34,750

			337,700

Insurance — 2.1%
Hartford Life Global Funding Trusts,
0.44%, 6/16/14 (a)		550	510,477
Metropolitan Life Global Funding I (b):
2.88%, 9/17/12		150	152,475
2.50%, 1/11/13		690	690,544
5.13%, 4/10/13		425	456,279
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (b)		135	146,439

			1,956,214

Media — 3.1%
Clear Channel Worldwide Holdings, Inc. (b):
9.25%, 12/15/17		53	55,054
9.25%, 12/15/17		213	222,585
Comcast Cable Communications
Holdings, Inc.:
8.38%, 3/15/13		600	695,487
9.46%, 11/15/22		75	100,213
Comcast Corp.:
6.45%, 3/15/37		95	96,745
6.40%, 3/01/40		75	76,232
Cox Communications, Inc.:
7.13%, 10/01/12		135	150,884
8.38%, 3/01/39 (b)		200	250,140

		Par
Corporate Bonds		(000)	Value

Media (concluded)
News America, Inc.:
6.40%, 12/15/35	USD	200	$204,230
6.75%, 1/09/38		120	125,851
Time Warner Cable, Inc., 6.20%,
7/01/13		225	248,286
Time Warner Cos., Inc., 9.13%,
1/15/13		405	473,154
Time Warner Entertainment Co. LP,
8.38%, 3/15/23		75	91,533

			2,790,394

Metals & Mining — 0.3%
Teck Resources Ltd., 10.75%,
5/15/19		210	257,250

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		90	95,074

Oil, Gas & Consumable Fuels — 3.9%
BP Capital Markets Plc, 3.13%,
3/10/12		400	414,364
Canadian Natural Resources Ltd.:
6.50%, 2/15/37		30	31,832
6.25%, 3/15/38		125	129,256
Cenovus Energy, Inc., 6.75%,
11/15/39 (b)		140	151,839
ConocoPhillips, 4.60%, 1/15/15		525	563,056
Enterprise Products Operating LLC,
6.13%, 10/15/39		100	98,323
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		250	246,114
Motiva Enterprises LLC, 5.20%,
9/15/12 (b)		135	140,087
Nexen, Inc., 6.40%, 5/15/37		200	201,605
Petrobras International Finance Co.:
5.88%, 3/01/18		20	20,887
5.75%, 1/20/20		460	471,266
Rockies Express Pipeline LLC, 3.90%,
4/15/15 (b)		180	177,526
Shell International Finance B.V.,
4.00%, 3/21/14		450	473,547
Tennessee Gas Pipeline Co., 7.00%,
10/15/28		35	36,996
Valero Energy Corp., 6.63%,
6/15/37		200	190,211
XTO Energy, Inc., 6.75%, 8/01/37		175	204,890

			3,551,799

Paper & Forest Products — 0.2%
International Paper Co., 7.30%,
11/15/39		150	160,298

Pharmaceuticals — 1.6%
Eli Lilly & Co., 3.55%, 3/06/12		190	198,243
GlaxoSmithKline Capital, Inc., 4.85%,
5/15/13		250	270,975

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Pharmaceuticals (concluded)
Novartis Capital Corp., 2.90%,
4/24/15	USD	350	$347,557
Roche Holdings, Inc. (b):
2.26%, 2/25/11 (a)		95	96,724
5.00%, 3/01/14		400	432,052
Wyeth, 6.00%, 2/15/36		90	95,134

			1,440,685

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., 5.65%, 9/15/11		70	63,875

Road & Rail — 0.0%
The Hertz Corp., 8.88%, 1/01/14		40	41,100

Software — 0.2%
Oracle Corp., 5.75%, 4/15/18		180	197,425

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%,
11/03/14 (b)		350	354,463

Tobacco — 0.3%
Philip Morris International, Inc.,
4.50%, 3/26/20		290	282,941

Wireless Telecommunication Services — 2.0%
CellCo.Partnership, 3.75%, 5/20/11		875	902,237
Crown Castle Towers LLC, 6.11%,
1/15/40 (b)		385	402,726
Vodafone Group Plc, 4.15%,
6/10/14		485	503,636

			1,808,599

Total Corporate Bonds – 29.8%			26,953,160

Foreign Agency Obligations

Japan Finance Corp., 2.00%,
6/24/11		235	237,336
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		30	31,933
Series E, 5.25%, 7/02/12		105	113,698
Series E, 4.38%, 1/15/13		65	69,684
Series E, 4.00%, 2/02/15		60	63,094
Mexico Government International
Bond, 6.38%, 1/16/13		130	144,300
Province of Ontario, Canada:
4.10%, 6/16/14		330	352,536
Series 1, 1.88%, 11/19/12		315	317,287
United Mexican States, Series A,
5.13%, 1/15/20		150	151,500

Total Foreign Agency Obligations –1.6%			1,481,368

		Par
Non-Agency Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations — 7.2%
CitiMortgage Alternative Loan Trust,
Series 2007-A8, Class A1, 6.00%,
10/25/37	USD	665	$502,477
Countrywide Alternative Loan Trust,
Series 2006-OC10, Class 2A1,
0.34%, 11/25/36 (a)		64	62,132
Countrywide Home Loan Mortgage
Pass-Through Trust:
Series 2006-0A5, Class 2A1,
0.45%, 4/25/46 (a)		131	66,083
Series 2006-0A5, Class 3A1,
0.45%, 4/25/46 (a)		250	136,552
Series 2007-J3, Class A10,
6.00%, 7/25/37		525	390,013
Credit Suisse Mortgage Capital
Certificates, Series 2006-8,
Class 3A1, 6.00%, 10/25/21		156	115,406
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.49%, 8/25/35 (a)		133	117,498
GSR Mortgage Loan Trust, Series
2005-AR4, Class 6A1, 5.25%,
7/25/35 (a)		833	769,218
Impac Secured Assets CMN Owner Trust
Series 2004-3 (a):
Class 1A4, 0.65%, 11/25/34		63	56,054
Class M1, 0.85%, 11/25/34		500	137,542
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		53	49,055
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		53	50,383
Luminent Mortgage Trust,
Series 2006-7, Class 1A1, 0.43%,
12/25/36 (a)		518	255,273
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.47%, 2/25/46 (a)		181	72,037
Station Place Securitization Trust,
Series 2009-1, Class A, 1.75%,
1/25/40 (a)(b)		430	428,925
Structured Adjustable Rate Mortgage
Loan Trust, Series 2007-3,
Class 2A1, 5.64%, 4/25/37 (a)		717	484,341
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A, 0.53%,
4/25/35 (a)		36	31,214
WaMu Mortgage Pass-Through
Certificates (a):
Series 2006-AR18, Class 1A1,
5.27%, 1/25/37		439	325,526
Series 2007-0A4, Class 1A,
1.25%, 5/25/47		164	97,563

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Non-Agency Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations
(concluded)
Wells Fargo Mortgage-Backed Securities
Trust (a):
Series 2005-AR15, Class 2A1,
5.10%, 9/25/35 (b)	USD	913	$849,999
Series 2006-AR2, Class 2A5,
4.99%, 3/25/36		875	724,553
Series 2006-AR3, Class A4,
5.66%, 3/25/36		777	597,861
Series 2006-AR12, Class 2A1,
6.07%, 9/25/36		182	153,909

			6,473,614

Commercial Mortgage-Backed Securities — 10.4%
Bank of America Commercial Mortgage,
Inc.:
Series 2001-1, Class B, 6.67%,
4/15/36		840	856,346
Series 2003-2, Class A3, 4.87%,
3/11/41 (a)		755	790,463
Bear Stearns Commercial Mortgage
Securities:
Series 1998-C1, Class A2,
6.44%, 6/16/30		6	6,103
Series 2006-PW11, Class A4,
5.46%, 3/11/39 (a)(b)		825	854,780
CS First Boston Mortgage Securities
Corp., Series 2002-CP5, Class A1,
4.11%, 12/15/35		203	208,592
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49		100	100,446
Commercial Mortgage Pass-Through
Certificates, Series 2004-LB3A,
Class A3, 5.09%, 7/10/37 (a)		325	334,980
First Union National Bank
Commercial Mortgage, Series
1999-C4, Class E, 7.81%,
12/15/31 (a)(b)		536	535,548
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C3, Class A2,
6.96%, 9/15/35		761	775,151
Series 2001-C1, Class B, 6.67%,
4/15/34 (a)		690	713,855
Series 2003-C3, Class A3,
4.65%, 4/10/40		850	867,781
Greenwich Capital Commercial
Funding Corp., Series 2004-GG1,
Class A4, 4.76%, 6/10/36		900	913,471
JPMorgan Chase Commercial
Mortgage Securities Corp., Series
2001-CIB2, Class A3, 6.43%,
4/15/35		735	764,299

		Par
Non-Agency Mortgage-Backed Securities		(000)	Value

Commercial Mortgage-Backed
Securities (concluded)
Wachovia Bank Commercial Mortgage
Trust (a):
Series 2005-C20, Class A6A,
5.11%, 7/15/42	USD	680	$703,461
Series 2005-C21, Class A3,
5.21%, 10/15/44		310	314,039
Series 2006-C26, Class A3,
6.01%, 6/15/45		645	671,155

			9,410,470

Total Non-Agency Mortgage-

Backed Securities – 17.6%			15,884,084

Preferred Securities

Capital Trusts

Capital Markets — 0.4%
Credit Suisse Guernsey Ltd.,
5.86% (a)(f)		180	168,750
Goldman Sachs Capital II,
5.79% (a)(f)		175	148,312
Lehman Brothers Holdings Capital
Trust VII, 5.86% (c)(d)(f)		55	138

			317,200

Commercial Banks — 0.1%
Barclays Bank Plc, 7.43% (a)(b)(f)		125	123,125

Diversified Financial Services — 0.4%
JPMorgan Chase & Co., 7.90% (a)(f)		370	394,457

Insurance — 1.1%
Chubb Corp., 6.38%, 3/29/67 (a)		200	201,250
Lincoln National Corp., 7.00%,
5/17/66 (a)		130	118,300
MetLife, Inc., 6.40%, 12/15/66		250	223,750
Progressive Corp., 6.70%,
6/15/67 (a)		190	186,555
Reinsurance Group of America,
6.75%, 12/15/65 (a)		135	124,038
The Travelers Cos., Inc., 6.25%,
3/15/67 (a)		145	142,731

			996,624

Total Preferred Securities – 2.0%			1,831,406

Taxable Municipal Bonds

The Board of Trustees of The Leland
Stanford Junior University, 4.25%,
5/01/16		140	144,612

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Taxable Municipal Bonds		(000)	Value

Taxable Municipal Bonds
(concluded)
Chicago Metropolitan Water
Reclamation District-Greater
Chicago Illinois, GO, Build America
Bonds, Taxable, 5.72%, 12/01/38	USD	130	$131,240
Metropolitan Transportation
Authority, RB, Build America
Bonds, 7.34%, 11/15/39		200	231,730
New York State Dormitory Authority,
RB, Build America Bonds, 5.63%,
3/15/39		150	147,340
Port Authority of New York & New
Jersey, RB, Consolidated, 159th
Series, 6.04%, 12/01/29		105	108,423
State of California, GO:
Build America Bonds, 7.30%,
10/01/39		195	195,657
Various Purpose, Series 3, 5.45%,
4/01/15		725	744,140
State of Texas, GO, Build America
Bonds, 5.52%, 4/01/39		345	342,875

Total Taxable Municipal Bonds –2.3%			2,046,017

U.S. Government Sponsored
Agency Securities

Agency Obligations — 5.2%
Fannie Mae, 2.63%, 11/20/14		550	550,035
Federal Home Loan Bank of Chicago,
5.63%, 6/13/16		550	577,663
Federal Home Loan Banks, 5.38%,
5/15/19		1,230	1,343,279
Freddie Mac:
1.13%, 12/15/11 (g)		1,460	1,463,335
1.75%, 6/15/12 (h)		300	302,898
Tennessee Valley Authority, 5.25%,
9/15/39		450	444,995

			4,682,205

Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed
Securities, Series 2004-25,
Class PA, 5.50%, 10/25/30		155	157,924
Freddie Mac Mortgage-Backed
Securities:
Series 2982, Class LC, 4.50%,
1/15/25		8	8,399
Series 3020, Class MA, 5.50%,
4/15/27 (b)		237	241,168

U.S. Government Sponsored		Par
Agency Securities		(000)	Value

Collateralized Mortgage Obligations
(concluded)
Freddie Mac Mortgage-Backed
Securities (concluded):
Series 3067, Class PG, 5.50%,
6/15/25	USD	111	$112,269
Series 3068, Class VA, 5.50%,
10/15/16		276	291,383

			811,143

Federal Deposit Insurance Corporation Guaranteed — 4.3%
Citibank NA, 1.75%, 12/28/12		605	606,720
Citigroup Funding, Inc.:
2.13%, 7/12/12		375	381,724
1.88%, 10/22/12		700	705,585
General Electric Capital Corp.:
2.00%, 9/28/12		450	456,126
2.13%, 12/21/12		1,035	1,048,541
2.63%, 12/28/12		650	667,490

			3,866,186

Interest Only Collateralized Mortgage Obligations — 0.5%
Ginnie Mae Mortgage-Backed Securities:
Series 2007-9, Class BI, 6.35%,
3/20/37		702	73,343
Series 2009-16, Class SL,
7.10%, 1/20/37		860	104,370
Series 2009-26, Class SC,
5.95%, 1/16/38		724	85,007
Series 2009-47, Class KS,
5.82%, 6/16/39		1,979	177,368

			440,088

Interest Only Mortgaged-Backed Securities — 1.2%
Fannie Mae Mortgage-Backed
Securities, 4.83%, 8/01/38		558	586,235
Freddie Mac Mortgage-Backed
Securities, 5.05%, 4/01/38		481	504,881

			1,091,116

Mortgaged-Backed Securities — 89.6%
Fannie Mae Mortgage-Backed
Securities:
4.00%, 4/01/25 - 4/15/40 (i)		2,300	2,292,844
4.50%, 3/01/39 - 5/15/40 (i)		18,693	18,720,372
5.00%, 4/15/25 - 4/15/40 (i)		15,768	16,308,250
5.50%, 4/15/25 - 6/15/40 (i)		21,163	22,286,839
6.00%, 2/01/17 - 6/15/40 (i)		11,405	12,148,986
6.50%, 4/15/40 (i)		2,800	3,034,500
7.00%, 2/1/16		41	44,300
Freddie Mac Mortgage-Backed
Securities (i):
5.00%, 4/15/25 - 4/15/40		500	523,188
5.50%, 1/01/40 - 4/15/40		669	707,189
6.00%, 6/01/35 - 4/15/40		3,265	3,513,716

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored		Par
Agency Securities		(000)	Value

Mortgaged-Backed Securities
(concluded)
Ginnie Mae Mortgage-Backed
Securities:
5.00%, 4/21/40 (i)	USD	1,000	$1,038,125
5.50%, 5/20/36		45	48,208
6.50%, 4/15/40 (i)		300	323,039

			80,989,556

Total U.S. Government Sponsored
Agency Securities – 101.7%			91,880,294

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21		210	288,160
8.00%, 11/15/21 (g)		1,950	2,656,875
U.S. Treasury Notes:
3.88%, 7/15/10		450	614,742
0.88%, 2/29/12 (g)		6,825	6,810,872
2.38%, 2/28/15		510	506,497
3.63%, 2/15/20 (g)(h)		13,090	12,867,064
8.75%, 5/15/20		550	775,156
8.13%, 5/15/21 (g)		1,450	1,985,820
3.50%, 2/15/39 (g)		1,190	962,971
4.25%, 5/15/39 (g)		440	407,687
U.S. Treasury STRIPS, 4.72%,
8/15/20 (j)		1,615	1,042,064

Total U.S. Treasury Obligations –32.0%			28,917,908

Total Long-Term Investments
(Cost – $176,159,563) – 193.6%			174,983,340

Short-Term Securities		Shares

Borrowed Bond Agreements — 0.7%
Barclays Capital Inc., 0.14%,
6/30/10		615,375	615,375

Total Short-Term Securities
(Cost – $615,375) – 0.7%			615,375

Options Purchased		Contracts

Exchange-Traded Call Options Purchased — 0.0%
10-Year U.S. Treasury Bond Future:
Strike Price USD 118, Expires
4/23/10		18	2,531
Strike Price USD 119, Expires
4/23/10		26	1,219

			3,750

Options Purchased		Contracts	Value

Exchange-Traded Put Options — 0.0%
Euro-Dollar Future, Strike Price
USD 98.75, Expires 9/13/10		62	$2,712

Over-the-Counter Call Swaptions Purchased — 0.3%
Receive a fixed rate of 1.12% and
pay a floating rate based on 3-
month LIBOR, Expires 4/26/10,
Broker Morgan Stanley Capital
Services, Inc.		6(k)	3,060
Receive a fixed rate of 4.25% and
pay a floating rate based on 3-
month LIBOR, Expires 5/14/10,
Broker Royal Bank of Scotland Plc		1(k)	6,519
Receive a fixed rate of 1.15% and
pay a floating rate based on 3-
month LIBOR, Expires 9/03/10,
Broker Deutsche Bank AG		7(k)	20,495
Receive a fixed rate of 1.20% and
pay a floating rate based on 3-
month LIBOR, Expires 9/02/10,
Broker Citibank NA		7(k)	22,977
Receive a fixed rate of 3.90% and
pay a floating rate based on 3-
month LIBOR, Expires 11/16/10,
Broker Goldman Sachs Bank USA		2(k)	26,697
Receive a fixed rate of 5.71% and
pay a floating rate based on 3-
month LIBOR, Expires 5/19/12,
Broker Deutsche Bank AG		2(k)	180,971

			260,719

Over-the-Counter Put Swaptions Purchased — 1.0%
Pay a fixed rate of 1.92% and receive
a floating rate based on 3-month
LIBOR, Expires 9/02/10, Broker
Morgan Stanley Capital
Services, Inc.		7(k)	2,870
Pay a fixed rate of 1.95% and receive
a floating rate based on 3-month
LIBOR, Expires 9/18/10, Broker
Citibank NA		7(k)	2,802
Pay a fixed rate of 3.90% and receive
a floating rate based on 3-month
LIBOR, Expires 11/16/10, Broker
Goldman Sachs Bank USA		2(k)	57,840
Pay a fixed rate of 5.71% and receive
a floating rate based on 3-month
LIBOR, Expires 5/19/12, Broker
Deutsche Bank AG		2(k)	48,117
Pay a fixed rate of 5.04% and receive
a floating rate based on 3-month
LIBOR, Expires 10/15/12, Broker
JPMorgan Chase Bank NA		7(k)	363,629

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Options Purchased		Contracts(k)	Value

Over-the-Counter Put Swaptions
Purchased (concluded)
Pay a fixed rate of 5.17% and receive
a floating rate based on 3-month
LIBOR, Expires 10/23/12, Broker
JPMorgan Chase Bank NA		7	$330,675
Pay a fixed rate of 5.09% and receive
a floating rate based on 3-month
LIBOR, Expires 10/29/12, Broker
Credit Suisse International		1	57,360
Pay a fixed rate of 4.71% and receive
a floating rate based on 3-month
LIBOR, Expires 11/18/13, Broker
JPMorgan Chase Bank NA		2	58,452

			921,745

Total Options Purchased
(Cost – $1,412,612) – 1.3%			1,188,926

Total Investments Before Borrowed
Bonds, TBA Sale Commitments and
Outstanding Options Written

(Cost – $178,187,550*) – 195.6%			176,787,641

		Par
Borrowed Bonds		(000)

.S. Treasury Notes,
3.88%, 7/15/10	USD	450	(614,742)

Total Borrowed Bonds

(Proceeds – $614,801) – (0.7)%			(614,742)

TBA Sale Commitments (i)

Fannie Mae Mortgage-Backed
Securities:
4.50%, 3/01/39 - 5/15/40		7,100	(7,115,535)
5.00%, 4/15/25 - 4/15/40		10,300	(10,632,027)
5.50%, 4/15/25 - 6/15/40		12,500	(13,173,825)
6.00%, 2/01/17 - 6/15/40		7,300	(7,753,972)
6.50%, 4/15/40		1,100	(1,192,125)
Freddie Mac Mortgage-Backed
Securities:
5.00%, 4/15/25 - 4/15/40		300	(316,688)
5.50%, 1/01/40 - 4/15/40		400	(422,375)
6.00%, 6/01/35 - 4/15/40		2,900	(3,111,610)
Ginnie Mae Mortgage Backed
Securities, 6.50%, 4/15/40		300	(323,039)

Total TBA Sale Commitments

(Proceeds – $44,050,959) – (48.7)%			(44,041,196)

Options Written		Contracts	Value

Exchange-Traded Put Options — 0.0%
Euro-Dollar Future, Strike Price
USD 98.25, Expires 9/13/10		62	$(1,162)

Over-the-Counter Call Swaptions Written — (1.5)%
Pay a fixed rate of 3.85% and receive
a floating rate based on 3-month
LIBOR, Expires 4/16/10, Broker
Citibank NA		4(k)	(34,214)
Pay a fixed rate of 4.12% and receive
a floating rate based on 3-month
LIBOR, Expires 8/21/10, Broker
Goldman Sachs Bank USA		1(k)	(21,028)
Pay a fixed rate of 4.12% and receive
a floating rate based on 3-month
LIBOR, Expires 8/21/10, Broker
Morgan Stanley Capital
Services, Inc.		1(k)	(20,859)
Pay a fixed rate of 5.56% and receive
a floating rate based on 3-month
LIBOR, Expires 10/16/10, Broker
UBS AG		7(k)	(879,470)
Pay a fixed rate of 5.40% and receive
a floating rate based on 3-month
LIBOR, Expires 12/18/10, Broker
UBS AG		1(k)	(157,800)
Pay a fixed rate of 4.92% and receive
a floating rate based on 3-month
LIBOR, Expires 3/05/13, Broker
Deutsche Bank AG		3(k)	(155,559)
Pay a fixed rate of 4.84% and receive
a floating rate based on 3-month
LIBOR, Expires 12/02/14, Broker
JPMorgan Chase Bank NA		1(k)	(32,695)
Pay a fixed rate of 4.89% and receive
a floating rate based on 3-month
LIBOR, Expires 12/03/14, Broker
Deutsche Bank AG		1(k)	(38,546)

			(1,340,171)

Over-the-Counter Put Swaptions Written — (0.8)%
Receive a fixed rate of 3.85% and
pay a floating rate based on
3-month LIBOR, Expires 4/16/10,
Broker Citibank NA		4(k)	(30,418)
Receive a fixed rate of 4.12% and
pay a floating rate based on
3-month LIBOR, Expires 8/21/10,
Broker Goldman Sachs Bank USA		1(k)	(14,730)
Receive a fixed rate of 4.12% and
pay a floating rate based on
3-month LIBOR, Expires 8/21/10,
Broker Morgan Stanley Capital
Services, Inc.		1(k)	(14,982)
Receive a fixed rate of 5.56% and
pay a floating rate based on
3-month LIBOR, Expires
10/16/10, Broker UBS AG		7(k)	(12,205)

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

Options Written	Contracts(k)	Value

Over-the-Counter Put Swaptions
Written (concluded)
Receive a fixed rate of 5.40% and
pay a floating rate based on
3-month LIBOR, Expires
12/18/10, Broker UBS AG	1	$(7,238)
Receive a fixed rate of 6.04% and
pay a floating rate based on
3-month LIBOR, Expires
10/15/12, Broker JPMorgan
Chase Bank NA	8	(180,826)
Receive a fixed rate of 6.17% and
pay a floating rate based on
3-month LIBOR, Expires
10/23/12, Broker JPMorgan
Chase Bank NA	7	(164,491)
Receive a fixed rate of 6.09% and
pay a floating rate based on
3-month LIBOR, Expires
10/29/12, Broker Credit Suisse
International	1	(28,626)
Receive a fixed rate of 4.92% and
pay a floating rate based on
3-month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG	3	(177,219)
Receive a fixed rate of 4.84% and
pay a floating rate based on
3-month LIBOR, Expires
12/02/14, Broker JPMorgan
Chase Bank NA	1	(54,629)
Receive a fixed rate of 4.89% and
pay a floating rate based on
3-month LIBOR, Expires
12/03/14, Broker Deutsche Bank
AG	1	(60,893)

		(746,257)

Total Options Written
(Premiums Received – $2,313,761) – (2.3)%		(2,087,590)

Total Investments, Net of Borrowed Bonds,
TBA Sale Commitments and Outstanding
Options
Written – 143.9%		130,044,113

Liabilities in Excess of Other Assets – (43.9)%		(39,687,659)

Net Assets – 100.0%		$90,356,454

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$178,190,594

Gross unrealized appreciation	$3,039,878
Gross unrealized depreciation	(4,442,831)

Net unrealized depreciation	$(1,402,953)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Non-income producing security.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Market Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$101,750	$1,700

(f)	Security is perpetual in nature and has no stated maturity date.
(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(i)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$1,322,052	$(11,720)
Bank of America NA	$795,392	$(7,702)
Barclays Capital	$200,438	$(969)
Citigroup Global Markets	$860,555	$3,270
Credit Suisse International	$2,511,502	$(39,064)
Deutsche Bank AG	$(421,063)	$(5,395)
Goldman Sachs Bank USA	$15,734,626	$(46,363)
Greenwich Financial Services	$(1,791,640)	$(4,172)
JPMorgan Chase Bank NA	$8,806,673	$(34,249)
Morgan Stanley Capital
Services, Inc.	$(4,139,742)	$(8,661)
Nomura Securities
International Inc.	$(719,839)	$6,697
Wells Fargo Bank NA	$(1,404,281)	$(27,601))

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(k)	One contract represents a notional amount of $1 million.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio

• Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

Counter-	Interest	Trade	Maturity	Net Closing	Face
party	Rate	Date	Date	Amount	Amount

Credit Suisse	0.19%	1/26/10	6/30/10	$ 638,653	$ 638,438
Securities
(USA) LLC
Credit Suisse	0.19%	3/11/10	Open	1,428,750	1,428,592
Securities
(USA) LLC
Bank of	0.19%	3/16/10	Open	7,811,260	7,810,600
America
Securities
LLC
Bank of	0.05%	3/23/10	Open	4,993,806	4,993,750
America
Securities
LLC
Barclays	(0.12)%	3/30/10	4/01/10	2,162,068	2,162,075
Capital, Inc.
Credit Suisse	0.20%	3/30/10	4/01/10	4,732,651	4,732,625
Securities
(USA) LLC
JP Morgan	TBD	3/30/10	4/01/10	1,820,438	1,820,439
Securities,
Inc.

Total				$23,587,626	$23,586,519

• Financial futures contracts purchased as of March 31, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Depreciation

23	30-Year U.S.	June	$2,677,821	$(6,946)
	Treasury	2010
	Bond

Total				$(6,946)

• Financial futures contracts sold as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

85	2-Year U.S.	June 2010	$18,451,734	$10,718
	Treasury
	Bond
70	5-Year U.S.	June 2010	$8,071,232	32,169
	Treasury
	Bond
73	10-Year U.S.	June 2010	$8,490,973	4,723
	Treasury
	Bond

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

10	30-Year U.S.	June 2010	$1,205,074	$5,387
	Treasury
	Bond
4	EuroDollar	June 2010	$996,038	(262)
	Futures
4	EuroDollar	September	$994,444	(206)
	Futures	2010
4	EuroDollar	December	$991,663	(37)
	Futures	2010
2	EuroDollar	March 2011	$493,869	(231)
	Futures
2	EuroDollar	June 2011	$492,256	31
	Futures
2	EuroDollar	September	$490,400	—
	Futures	2011
1	EuroDollar	December	$244,447	134
	Futures	2011
1	EuroDollar	March 2012	$243,697	159
	Futures

Total				$52,585

  Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency		Currency		Counter-	Settlement	Unrealized
Purchased		Sold		party	Date	Appreciation

USD	255,803	GBP	158,000	Morgan	4/21/10	$16,069
				Stanley
				Capital
				Services,
				Inc.
USD	47,338	EUR	35,000	Citibank	5/26/10	63
				NA

Total						$16,132

  Interest rate swaps outstanding as of March 31, 2010 were as follows:

					Notional	Unrealized
Fixed	Floating	Counter-			Amount	Appreciation
Rate	Rate	party	Expiration		(000)	(Depreciation)

1.12%(b)	3-month	BNP Paribas	January	USD	6,900	$(9,351)
	LIBOR		2012
1.13%(a)	3-month	Goldman	February	USD	1,900	2,082
	LIBOR	Sachs	2012
		International
1.14%(a)	3-month	BNP Paribas	February	USD	3,500	4,317
	LIBOR		2012
1.10%(a)	3-month	Goldman	March	USD	4,600	(4,219)
	LIBOR	Sachs	2012
		International
1.14%(b)	3-month	Credit	March	USD	3,000	462
	LIBOR	Suisse	2012
		International
4.67%(a)	3-month	Deutsche	October	USD	3,300	261,138
	LIBOR	Bank AG	2012

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio

					Notional	Unrealized
Fixed	Floating	Counter-			Amount	Appreciation
Rate	Rate	party	Expiration		(000)	(Depreciation)

4.87% (a)	3-month	UBS AG	October	USD	2,900	$243,125
	LIBOR		2012
5.02% (a)	3-month	Deutsche	October	USD	3,200	280,266
	LIBOR	Bank AG	2012
2.25% (b)	3-month	Deutsche	December	USD	1,120	(18,830)
	LIBOR	Bank AG	2012
1.74% (b)	3-month	UBS AG	January	USD	5,000	(8,605)
	LIBOR		2013
3.05% (b)	3-month	Credit	August 2014	USD	1,400	(35,066)
	LIBOR	Suisse
		International
2.79% (b)	3-month	JPMorgan	November	USD	560	(5,247)
	LIBOR	Chase Bank	2014
		NA
2.61% (a)	3-month	Citibank NA	December	USD	2,000	719
	LIBOR		2014
2.69% (a)	3-month	Morgan	February	USD	2,200	1,498
	LIBOR	Stanley	2015
		Capital
		Services,
		Inc.
2.75% (b)	3-month	Morgan	March 2015	USD	1,500	(2,690)
	LIBOR	Stanley
		Capital
		Services,
		Inc.
2.73% (b)	3-month	Morgan	April 2015	USD	1,700	(1,085)
	LIBOR	Stanley
		Capital
		Services,
		Inc.
2.72% (b)	3-month	JPMorgan	April 2015	USD	1,700	—
	LIBOR	Chase Bank
		NA
2.81% (a)	3-month	Citibank NA	February	USD	1,000	(10,647)
	LIBOR		2016
3.68% (a)	3-month	Deutsche	August 2019	USD	2,100	(7,065)
	LIBOR	Bank AG
3.47% (a)	3-month	Royal Bank	September	USD	2,000	(43,855)
	LIBOR	of Scotland	2019
		Plc
3.73% (b)	3-month	Citibank NA	October	USD	600	1,205
	LIBOR		2019
3.50% (b)	3-month	Morgan	November	USD	300	6,449
	LIBOR	Stanley	2019
		Capital
		Services,
		Inc.
3.40% (b)	3-month	Deutsche	December	USD	1,800	54,542
	LIBOR	Bank AG	2019

					Notional	Unrealized
Fixed	Floating	Counter-			Amount	Appreciation
Rate	Rate	party	Expiration		(000)	(Depreciation)

3.50% (a)	3-month	Deutsche	December	USD	400	$(8,969)
	LIBOR	Bank AG	2019
3.66% (b)	3-month	Credit	December	USD	800	7,426
	LIBOR	Suisse	2019
		International
3.70% (a)	3-month	Credit Suisse	December	USD	2,000	(12,309)
	LIBOR	International	2019
3.18% (a)	3-month	Citibank NA	January	USD	2,000	(11,233)
	LIBOR		2020
3.89% (a)	3-month	BNP Paribas	January	USD	800	7,288
	LIBOR		2020
3.89% (a)	3-month	Credit Suisse	January	USD	1,300	11,895
	LIBOR	International	2020
3.93% (a)	3-month	BNP Paribas	January	USD	1,100	14,036
	LIBOR		2020
3.68% (a)	3-month	UBS AG	February	USD	2,000	(19,213)
	LIBOR		2020
3.75% (a)	3-month	Citibank NA	February	USD	1,100	(3,893)
	LIBOR		2020
3.75% (a)	3-month	Royal Bank of	February	USD	1,700	(6,510)
	LIBOR	Scotland Plc	2020
3.78% (b)	3-month	Morgan Stanley	February	USD	900	553
	LIBOR	Capital	2020
		Services, Inc.
3.64% (b)	3-month	Royal Bank of	March	USD	1,800	24,560
	LIBOR	Scotland Plc	2020
3.68% (a)	3-month	BNP Paribas	March	USD	1,400	(13,501)
	LIBOR		2020
3.68% (b)	3-month	Deutsche Bank	March	USD	500	5,179
	LIBOR	AG	2020
3.70% (b)	3-month	Morgan Stanley	March	USD	1,200	10,393
	LIBOR	Capital	2020
		Services, Inc.
3.71% (b)	3-month	Morgan Stanley	March	USD	1,200	9,576
	LIBOR	Capital	2020
		Services, Inc.
3.75% (b)	3-month	Deutsche Bank	March	USD	600	3,132
	LIBOR	AG	2020
3.77% (a)	3-month	Citibank NA	March	USD	1,200	(3,469)
	LIBOR		2020
3.83% (b)	3-month	JPMorgan	March	USD	500	(866)
	LIBOR	Chase Bank NA	2020
3.86% (b)	3-month	Citibank NA	March	USD	1,500	44,667
	LIBOR		2020
3.81% (b)	3-month	UBS AG	April	USD	700	-
	LIBOR		2020

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

					Notional	Unrealized
Fixed	Floating	Counter-			Amount	Appreciation
Rate	Rate	party	Expiration		(000) )	(Depreciation

4.24% (c)	3-month	JPMorgan	August	USD	350	$(10,658)
	LIBOR	Chase Bank NA	2020
4.42% (c)	3-month	JPMorgan	August	USD	1,160	(48,836)
	LIBOR	Chase Bank NA	2020
4.35% (b)	3-month	JPMorgan	July 2039	USD	600	14,614
	LIBOR	Chase Bank
		NA
4.44% (b)	3-month	Royal Bank	January	USD	500	5,890
	LIBOR	of Scotland	2040
		Plc
4.52% (a)	3-month	Morgan	February	USD	400	732
	LIBOR	Stanley	2040
		Capital
		Services,
		Inc.

Total						$729,627

(a)	Pays floating interest rate and receives fixed rate.
(b)	Pays fixed interest rate and receives floating rate.
(c)	Pays fixed interest rate and receives floating rate at expiration date.
  Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2010 were as follows:

					Notional	Unrealized
	Pay	Counter-			Amount	Appreciation
Issuer	Rate	party	Expiration		(000)	(Depreciation)

Centex Corp.	6.92%	JPMorgan	December	USD	140	$(6,528)
		Chase	2010
		Bank NA
Limited	1.07%	UBS AG	December	USD	295	(896)
Brands, Inc.			2010
Radio Shack	1.16%	UBS AG	December	USD	295	(403)
Corp.			2010
Computer	0.88%	Morgan	June 2011	USD	290	(1,979)
Sciences		Stanley
Corp.		Capital
		Services,
		Inc.
iStar	5.00%	Morgan	September	USD	35	(3,402)
Financial, Inc.		Stanley	2011
		Capital
		Services,
		Inc.
iStar	5.00%	Morgan	September	USD	35	(3,514)
Financial, Inc.		Stanley	2011
		Capital
		Services,
		Inc.
Wendy's	2.90%	JPMorgan	December	USD	190	(5,562)
International		Chase	2011
Inc.		Bank NA

					Notional	Unrealized
	Pay	Counter-			Amount	Appreciation
Issuer	Rate	party	Expiration		(000)	(Depreciation)

NOVA	5.00%	Citibank NA	March	USD	15	$(406)
Chemicals			2012
Corp.
Macy's, Inc.	7.50%	Morgan	June 2012	USD	130	(18,016)
		Stanley
		Capital
		Services, Inc.
Macy's, Inc.	8.00%	Morgan	June 2012	USD	45	(6,728)
		Stanley
		Capital
		Services, Inc.
NOVA	5.00%	JPMorgan	June 2012	USD	20	(414)
Chemicals		Chase Bank
Corp.		NA
Ryland Group,	4.51%	JPMorgan	June 2012	USD	85	(6,195)
Inc.		Chase Bank
		NA
D.R. Horton,	5.04%	JPMorgan	June 2013	USD	275	(30,147)
Inc.		Chase Bank
		NA
Eastman	0.68%	Morgan	September	USD	285	(1,551)
Chemical Co.		Stanley	2013
		Capital
		Services, Inc.
Centex Corp.	4.37%	Deutsche	December	USD	300	(37,125)
		Bank AG	2013
Centex Corp.	4.40%	JPMorgan	December	USD	170	(21,220)
		Chase Bank	2013
		NA
NOVA	5.00%	Goldman	December	USD	85	(3,438)
Chemicals		Sachs Bank	2013
Corp.		USA
D.R. Horton,	1.00%	JPMorgan	March	USD	305	(8,290)
Inc.		Chase Bank	2014
		NA
Hertz Global	5.00%	Goldman	March	USD	40	(12,180)
Holdings, Inc.		Sachs Bank	2014
		USA
Toll Brothers	2.00%	JPMorgan	March	USD	80	(1,823)
Finance Corp.		Chase Bank	2014
		NA
Seagate	1.00%	Credit Suisse	June 2014	USD	40	(630)
Technology		International
Holdings

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio

					Notional	Unrealized
	Pay	Counter-			Amount	Appreciation
Issuer	Rate	party	Expiration		(000)	(Depreciation)

Seagate	5.00%	Morgan	June 2014	USD	100	$(2,160)
Technology		Stanley
Holdings		Capital
		Services,
		Inc.
D.R. Horton,	5.07%	JPMorgan	September	USD	80	(10,692)
Inc.		Chase Bank	2014
		NA
Macy's, Inc.	1.00%	Morgan	September	USD	45	(766)
		Stanley	2014
		Capital
		Services, Inc.
Energy Future	5.00%	Morgan	December	USD	355	(12,941)
Holdings Corp.		Stanley	2014
		Capital
		Services, Inc.
Energy Future	5.00%	JPMorgan	December	USD	60	(3,715)
Holdings Corp.		Chase Bank	2014
		NA
Huntsman	5.00%	Goldman	December	USD	90	(34,299)
International		Sachs Bank	2014
LLC		USA
Huntsman	5.00%	Goldman	December	USD	65	(23,251)
International		Sachs Bank	2014
LLC		USA
Huntsman	5.00%	Goldman	March	USD	45	(13,714)
International		Sachs Bank	2015
LLC		USA
Pulte Homes,	3.00%	JPMorgan	March	USD	95	(4,703)
Inc.		Chase Bank	2015
		NA
Lennar Corp.	5.86%	JPMorgan	June 2015	USD	130	(18,416)
		Chase Bank
		NA
First Data	5.00%	Credit Suisse	December	USD	70	(6,373)
Corp.		International	2015
First Data	5.00%	Goldman	December	USD	45	(3,906)
Corp.		Sachs Bank	2015
		USA
First Data	5.00%	JPMorgan	December	USD	85	(7,739)
Corp.		Chase Bank	2015
		NA
First Data	5.00%	Deutsche	December	USD	60	4,512
Corp.		Bank AG	2015
First Data	5.00%	Deutsche	December	USD	60	4,362
Corp.		Bank AG	2015
Sabre	5.00%	JPMorgan	March	USD	180	(81,830)
Holdings Corp.		Chase Bank	2016
		NA
Sabre	5.00%	JPMorgan	March	USD	180	(82,627)
Holdings Corp.		Chase Bank	2016
		NA

Total						$(468,705)

  Credit default swaps on traded indexes – buy protection outstanding as of March 31, 2010 were as follows:

	Pay			Notional
	Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Depreciation

Dow Jones	5.00%	Credit Suisse	December	USD	297	$(1,962)
CDX North		International	2014
America High
Yield
Dow Jones	5.00%	Credit Suisse	December	USD	693	(7,992)
CDX North		International	2014
America High
Yield
Dow Jones	5.00%	Credit Suisse	December	USD	396	(1,644)
CDX North		International	2014
America High
Yield
Dow Jones	5.00%	Credit Suisse	December	USD	396	(11,203)
CDX North		International	2014
America High
Yield
Dow Jones	5.00%	Credit Suisse	December	USD	1,287	(36,313)
CDX North		International	2014
America High
Yield

Total						$(59,114)

  For Portfolio compliance purposes, the Portfolio ‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-
Backed
Securities	—	$ 5,643,588	$345,515	$ 5,989,103
Corporate
Bonds	—	26,953,160	—	26,953,160
Foreign
Agency
Obligations	—	1,481,368	—	1,481,368
Non-Agency
Mortgaged-
Backed
Securities	—	15,455,159	428,925	15,884,084
Preferred
Securities	—	1,831,406	—	1,831,406
Taxable
Municipal
Bonds	—	2,046,017	—	2,046,017
U.S.
Government
Sponsored
Agency
Securities	—	91,880,294	—	91,880,294
U.S. Treasury
Obligations	---	28,917,908	—	28,917,908
Short Term
Securities	----	615,375	—	615,375
Liabilities:
Investments in Securities:
Long-Term Investments:
Borrowed
Bonds	---	(614,742)	---	(614,742)
TBA Sale
Commitments	—	(44,041,196)	—	(44,041,196)

Total	—	$130,168,337	$774,440	$130,942,777

Derivative Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
contracts	—	$8,874	—	$8,874
Foreign
currency
exchange
contracts	—	16,132	—	16,132
Interest
rate
contracts	$59,783	2,198,208	—	2,257,991
Liabilities:
Credit
contracts	—	(536,693)	—	(536,693)
Interest
rate
contracts	(8,844)	(2,313,051)	$(59,494)	(2,381,389)

Total	$50,939	$(626,530)	$(59,494)	$(635,085)

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Non-Agency
	Asset-	Mortgage-
	Backed	Backed
	Securities	Securities	Total

Assets/Liabilities:
Balance, as of
December 31, 2009	$364,712	$427,850	$792,562
Accrued
discounts/premiums	—	—	—
Net realized gain (loss)	(15)	—	(15)
Net change in unrealized
appreciation/
depreciation[1]	9,484	1,075	10,559
Purchases	—	—	(28,666)
Sales	(28,666)	—	—
Transfers in2	—	—	—
Transfers out[2]	—	—	—

Balance, as of
March 31, 2010	$345,515	$428,925	$774,440

1 The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $10,559.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate
Assets/Liabilities:	Contracts

Balance, as of	$
December 31, 2009	(32,347)
Accrued	—
discounts/premiums
Net realized gain (loss)	—
Net change in
unrealized
appreciation/
depreciation	(27,147)
Purchases	—
Sales	—
Transfers in2	—
Transfers out[2]	—

Balance, as of
March 31, 2010	$(59,494)

2 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2010	15

Item 2 – Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Series Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 27, 2010